AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 87.2%
Affiliated Mutual Funds — 25.6%
Domestic Equity — 10.4%
AST ClearBridge Dividend Growth Portfolio*	3,189,966	$89,510,451
AST Emerging Markets Equity Portfolio*	889,669	7,402,048
AST Large-Cap Growth Portfolio*	7,879,485	498,535,036
AST Large-Cap Value Portfolio*	5,166,897	225,483,381
AST Small-Cap Growth Portfolio*	2,011,474	125,676,866
AST Small-Cap Value Portfolio*	3,888,596	130,190,188
AST T. Rowe Price Natural Resources Portfolio*	533,218	15,863,244
		1,092,661,214
Fixed Income — 15.2%
AST High Yield Portfolio*	538,281	6,152,554
AST PGIM Fixed Income Central Portfolio*	161,711,628	1,599,327,999
		1,605,480,553

Total Affiliated Mutual Funds (cost $2,644,109,263)(wa)		2,698,141,767
Common Stocks — 43.2%
Aerospace & Defense — 0.7%
Airbus SE (France)	7,823	1,047,097
Airbus SE (France), ADR	39,095	1,308,119
Axon Enterprise, Inc.*(a)	4,409	877,347
BAE Systems PLC (United Kingdom)	188,340	2,288,678
Boeing Co. (The)*	64,146	12,295,505
Dassault Aviation SA (France)	6,562	1,235,952
General Dynamics Corp.	15,507	3,426,582
Howmet Aerospace, Inc.	156,766	7,250,428
Huntington Ingalls Industries, Inc.	836	171,029
L3Harris Technologies, Inc.	40,522	7,055,691
Lockheed Martin Corp.	14,069	5,753,658
MTU Aero Engines AG (Germany)	3,194	578,464
Northrop Grumman Corp.	24,652	10,851,564
Rolls-Royce Holdings PLC (United Kingdom)*	1,025,913	2,748,816
RTX Corp.	79,130	5,694,986
Safran SA (France)	29,177	4,572,305
Singapore Technologies Engineering Ltd. (Singapore)	134,000	382,416
Textron, Inc.	69,682	5,444,951
Thales SA (France)	8,173	1,148,659
TransDigm Group, Inc.*	1,159	977,188
		75,109,435
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,588	222,904
DSV A/S (Denmark)	10,565	1,968,690
Expeditors International of Washington, Inc.(a)	3,364	385,615
FedEx Corp.	39,174	10,377,976
Sankyu, Inc. (Japan)	16,500	570,422
United Parcel Service, Inc. (Class B Stock)	39,138	6,100,440
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	57,600	$937,511
		20,563,558
Automobile Components — 0.0%
Aptiv PLC*	14,173	1,397,316
BorgWarner, Inc.	5,276	212,992
Denso Corp. (Japan)	29,600	474,958
Gentex Corp.	18,000	585,720
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	40,915	1,700,018
		4,371,004
Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	74,255	7,541,871
BYD Co. Ltd. (China) (Class H Stock)	17,000	523,774
Ferrari NV (Italy)	22,695	6,690,156
Ford Motor Co.	566,036	7,030,167
General Motors Co.	280,823	9,258,734
Honda Motor Co. Ltd. (Japan)	489,600	5,507,851
Isuzu Motors Ltd. (Japan)	13,500	169,717
Kia Corp. (South Korea)	6,244	375,828
Mahindra & Mahindra Ltd. (India)	48,352	902,917
Mazda Motor Corp. (Japan)	618,600	7,023,890
Mercedes-Benz Group AG (Germany)	130,440	9,078,203
Stellantis NV	471,328	9,025,191
Subaru Corp. (Japan)	196,300	3,816,952
Tesla, Inc.*	205,258	51,359,657
Toyota Motor Corp. (Japan)	282,100	5,060,967
Volkswagen AG (Germany)	1,872	245,846
		123,611,721
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	362,316	5,120,451
Banco Bilbao Vizcaya Argentaria SA (Spain)	427,954	3,463,402
Bangkok Bank PCL (Thailand)	129,100	592,530
Bank Central Asia Tbk PT (Indonesia)	3,265,127	1,860,257
Bank of America Corp.	710,174	19,444,564
Bank of China Ltd. (China) (Class H Stock)	778,000	271,038
Bank of Ireland Group PLC (Ireland)	62,307	609,089
Barclays PLC (United Kingdom)	2,530,466	4,877,293
BNP Paribas SA (France)	22,872	1,454,345
CaixaBank SA (Spain)	246,891	983,612
China Construction Bank Corp. (China) (Class H Stock)	1,515,000	851,661
Citigroup, Inc.	260,084	10,697,255
Citizens Financial Group, Inc.	150,448	4,032,006
Comerica, Inc.	3,067	127,434
Commerzbank AG (Germany)	33,359	378,603
Commonwealth Bank of Australia (Australia)	17,013	1,086,724
Credicorp Ltd. (Peru)	3,107	397,603
Credit Agricole SA (France)	73,048	898,111
DBS Group Holdings Ltd. (Singapore)	171,000	4,199,701
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
DNB Bank ASA (Norway)	115,799	$2,326,607
East West Bancorp, Inc.	11,724	617,972
Emirates NBD Bank PJSC (United Arab Emirates)	65,575	317,785
Erste Group Bank AG (Austria)	45,423	1,568,769
Fifth Third Bancorp	15,474	391,956
Hana Financial Group, Inc. (South Korea)	15,052	471,557
HDFC Bank Ltd. (India), ADR	41,051	2,422,420
HSBC Holdings PLC (United Kingdom)	1,786,073	13,976,715
Huntington Bancshares, Inc.	33,457	347,953
ING Groep NV (Netherlands)	539,595	7,111,899
Intesa Sanpaolo SpA (Italy)	944,878	2,420,039
JPMorgan Chase & Co.	212,553	30,824,436
KB Financial Group, Inc. (South Korea)	10,427	425,285
KeyCorp	21,747	233,998
Komercni Banka A/S (Czech Republic)	17,961	522,215
M&T Bank Corp.	3,712	469,382
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,033,400	8,757,192
National Australia Bank Ltd. (Australia)	32,981	612,271
NatWest Group PLC (United Kingdom)	643,458	1,840,649
Nedbank Group Ltd. (South Africa)	38,996	415,888
Nordea Bank Abp (Finland)	590,487	6,473,941
NU Holdings Ltd. (Brazil) (Class A Stock)*	946,281	6,860,537
Oversea-Chinese Banking Corp. Ltd. (Singapore)	741,600	6,935,483
PNC Financial Services Group, Inc. (The)	40,779	5,006,438
Regions Financial Corp.	21,047	362,008
Sberbank of Russia PJSC (Russia)^	192,384	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	96,270	1,147,717
Standard Chartered PLC (United Kingdom)	141,801	1,304,220
Svenska Handelsbanken AB (Sweden) (Class A Stock)	89,847	799,449
Swedbank AB (Sweden) (Class A Stock)	50,157	921,956
Tisco Financial Group PCL (Thailand)	150,600	408,061
Truist Financial Corp.	337,762	9,663,371
U.S. Bancorp(a)	141,913	4,691,644
UniCredit SpA (Italy)	316,308	7,536,479
United Overseas Bank Ltd. (Singapore)	76,000	1,582,936
Wells Fargo & Co.	588,079	24,028,908
Zions Bancorp NA	3,624	126,441
		215,270,256
Beverages — 0.5%
Ambev SA (Brazil)	75,200	196,282
Brown-Forman Corp. (Class B Stock)	4,043	233,241
Celsius Holdings, Inc.*(a)	13,000	2,230,800
Coca-Cola Co. (The)	483,147	27,046,569
Coca-Cola Europacific Partners PLC (United Kingdom)	9,200	574,816
Coca-Cola HBC AG (Italy)*	13,200	360,938
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	3,513	$882,922
Keurig Dr. Pepper, Inc.	21,238	670,484
Kirin Holdings Co. Ltd. (Japan)	72,100	1,009,432
Molson Coors Beverage Co. (Class B Stock)	4,122	262,118
Monster Beverage Corp.*	16,586	878,229
PepsiCo, Inc.	125,308	21,232,187
Pernod Ricard SA (France)	8,700	1,448,463
		57,026,481
Biotechnology — 0.9%
AbbVie, Inc.	269,770	40,211,916
Amgen, Inc.	72,969	19,611,149
Argenx SE (Netherlands), ADR*	4,183	2,056,488
Biogen, Inc.*	25,617	6,583,825
CSL Ltd.	1,288	207,501
Exact Sciences Corp.*	15,949	1,088,041
Gilead Sciences, Inc.	57,147	4,282,596
Incyte Corp.*	4,182	241,594
Moderna, Inc.*	7,328	756,909
Neurocrine Biosciences, Inc.*	40,200	4,522,500
Regeneron Pharmaceuticals, Inc.*	7,609	6,261,903
United Therapeutics Corp.*	2,500	564,675
Vertex Pharmaceuticals, Inc.*	12,537	4,359,616
		90,748,713
Broadline Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	121,000	1,311,905
Amazon.com, Inc.*	762,821	96,969,806
B&M European Value Retail SA (United Kingdom)	123,095	878,016
Coupang, Inc. (South Korea)*	336,600	5,722,200
eBay, Inc.	11,986	528,463
Etsy, Inc.*	2,788	180,049
JD.com, Inc. (China) (Class A Stock)	13,385	194,736
MercadoLibre, Inc. (Brazil)*	5,996	7,602,208
Next PLC (United Kingdom)	7,326	649,755
Vipshop Holdings Ltd. (China), ADR*	19,930	319,079
		114,356,217
Building Products — 0.2%
A.O. Smith Corp.	2,767	182,982
Allegion PLC(a)	2,091	217,882
Armstrong World Industries, Inc.	33,000	2,376,000
Assa Abloy AB (Sweden) (Class B Stock)	61,692	1,340,479
AZEK Co., Inc. (The)*	163,100	4,850,594
Carrier Global Corp.	18,698	1,032,130
Cie de Saint-Gobain SA (France)	91,815	5,495,165
Johnson Controls International PLC	92,069	4,898,992
Masco Corp.	4,958	265,005
Owens Corning	5,200	709,332
Trane Technologies PLC	16,707	3,390,017
		24,758,578

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	230,821	$5,809,917
abrdn PLC (United Kingdom)	165,650	312,978
Ameriprise Financial, Inc.	10,830	3,570,434
Amundi SA (France), 144A	3,641	204,503
Bank of New York Mellon Corp. (The)	173,157	7,385,146
BlackRock, Inc.	18,605	12,027,947
Blackstone, Inc.(a)	24,642	2,640,144
Cboe Global Markets, Inc.	2,309	360,689
Charles Schwab Corp. (The)	66,399	3,645,305
CME Group, Inc.	22,516	4,508,154
Daiwa Securities Group, Inc. (Japan)	152,700	880,553
Deutsche Bank AG (Germany)	507,491	5,577,465
Deutsche Boerse AG (Germany)	16,226	2,802,178
FactSet Research Systems, Inc.(a)	836	365,549
Franklin Resources, Inc.(a)	6,413	157,632
Goldman Sachs Group, Inc. (The)	28,473	9,213,009
Hargreaves Lansdown PLC (United Kingdom)	20,900	196,564
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	36,746	1,363,746
IG Group Holdings PLC (United Kingdom)	63,008	493,266
Intercontinental Exchange, Inc.	81,246	8,938,685
Invesco Ltd.	353,909	5,138,759
Julius Baer Group Ltd. (Switzerland)	24,924	1,595,333
LPL Financial Holdings, Inc.	28,700	6,820,555
Macquarie Group Ltd. (Australia)	6,992	748,760
MarketAxess Holdings, Inc.	836	178,603
Moody’s Corp.	33,025	10,441,514
Morgan Stanley	146,326	11,950,444
MSCI, Inc.	15,152	7,774,188
Nasdaq, Inc.	47,507	2,308,365
Northern Trust Corp.(a)	4,540	315,439
Partners Group Holding AG (Switzerland)	160	179,615
Raymond James Financial, Inc.(a)	4,261	427,932
S&P Global, Inc.	17,015	6,217,451
Singapore Exchange Ltd. (Singapore)	538,200	3,828,764
State Street Corp.	71,025	4,755,834
T. Rowe Price Group, Inc.	4,958	519,946
UBS Group AG (Switzerland)	31,377	772,884
Virtu Financial, Inc. (Class A Stock)	262,000	4,524,740
		138,952,990
Chemicals — 0.7%
Air Products & Chemicals, Inc.	16,971	4,809,581
Albemarle Corp.	2,588	440,064
Arkema SA (France)	4,060	399,669
Celanese Corp.	2,370	297,482
CF Industries Holdings, Inc.	4,200	360,108
Corteva, Inc.	15,710	803,724
Dow, Inc.(a)	15,789	814,081
DuPont de Nemours, Inc.	22,624	1,687,524
Eastman Chemical Co.	19,477	1,494,275
Ecolab, Inc.	34,116	5,779,250
FMC Corp.	2,727	182,627
International Flavors & Fragrances, Inc.	5,855	399,135
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Linde PLC	47,379	$17,641,571
LyondellBasell Industries NV (Class A Stock)	43,785	4,146,439
Mosaic Co. (The)	7,346	261,518
Nippon Sanso Holdings Corp. (Japan)	18,200	430,912
Nitto Denko Corp. (Japan)	16,900	1,108,225
Nutrien Ltd. (Canada)	12,879	795,355
OCI NV (Netherlands)	6,810	189,366
Orica Ltd. (Australia)	27,870	277,884
PPG Industries, Inc.	79,562	10,327,148
Sherwin-Williams Co. (The)	33,737	8,604,622
Shin-Etsu Chemical Co. Ltd. (Japan)	50,100	1,455,187
Solvay SA (Belgium)	48,517	5,361,582
UPL Ltd. (India)	56,492	418,308
Yara International ASA (Brazil)	20,955	791,254
		69,276,891
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	595,399	5,469,655
Cintas Corp.	1,931	928,830
Copart, Inc.*	128,658	5,543,873
Dai Nippon Printing Co. Ltd. (Japan)	18,600	483,938
Republic Services, Inc.	30,246	4,310,357
Rollins, Inc.	5,958	222,412
Serco Group PLC (United Kingdom)	235,268	426,707
Waste Management, Inc.	8,304	1,265,862
		18,651,634
Communications Equipment — 0.3%
Arista Networks, Inc.*	34,347	6,317,444
Cisco Systems, Inc.	508,891	27,357,980
F5, Inc.*	1,394	224,629
Juniper Networks, Inc.	7,528	209,203
Motorola Solutions, Inc.	3,764	1,024,712
		35,133,968
Construction & Engineering — 0.2%
Eiffage SA (France)	20,531	1,948,754
EMCOR Group, Inc.	21,300	4,481,307
Obayashi Corp. (Japan)	287,300	2,528,205
Quanta Services, Inc.	3,206	599,746
Vinci SA (France)	84,967	9,399,988
WillScot Mobile Mini Holdings Corp.*	71,584	2,977,179
		21,935,179
Construction Materials — 0.2%
Cemex SAB de CV (Mexico), UTS*	454,358	295,910
CRH PLC	8,725	481,045
Heidelberg Materials AG (Germany)	17,854	1,382,800
Holcim AG*	47,520	3,041,703
James Hardie Industries PLC, CDI*	26,988	705,824
Martin Marietta Materials, Inc.(a)	4,308	1,768,348
Vulcan Materials Co.	45,672	9,226,657
		16,902,287
Consumer Finance — 0.2%
American Express Co.	74,666	11,139,420

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	27,743	$2,692,458
Discover Financial Services	5,473	474,126
Synchrony Financial	100,615	3,075,801
		17,381,805
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	38,585	662,702
Coles Group Ltd. (Australia)	224,545	2,241,151
Costco Wholesale Corp.	34,443	19,458,917
Dollar General Corp.	4,858	513,976
Dollar Tree, Inc.*	4,540	483,283
Endeavour Group Ltd. (Australia)	99,114	334,636
J Sainsbury PLC (United Kingdom)	241,720	744,383
Kesko OYJ (Finland) (Class B Stock)	103,117	1,847,469
Koninklijke Ahold Delhaize NV (Netherlands)	266,967	8,046,303
Kroger Co. (The)	58,446	2,615,459
Loblaw Cos. Ltd. (Canada)	5,775	490,657
Performance Food Group Co.*(a)	12,180	716,915
Sugi Holdings Co. Ltd. (Japan)	11,000	436,938
Sysco Corp.	38,479	2,541,538
Target Corp.	76,855	8,497,857
Tesco PLC (United Kingdom)	1,545,231	4,970,214
US Foods Holding Corp.*	87,500	3,473,750
Walgreens Boots Alliance, Inc.(a)	68,089	1,514,299
Wal-Mart de Mexico SAB de CV (Mexico)	169,034	638,018
Walmart, Inc.	154,101	24,645,373
Woolworths Group Ltd. (Australia)	77,122	1,846,394
		86,720,232
Containers & Packaging — 0.1%
Amcor PLC(a)	33,090	303,104
Avery Dennison Corp.	1,812	330,998
Ball Corp.	7,249	360,855
Berry Global Group, Inc.	11,200	693,392
International Paper Co.	7,764	275,389
Packaging Corp. of America	2,030	311,706
Sealed Air Corp.	3,346	109,950
Transcontinental, Inc. (Canada) (Class A Stock)	24,375	204,763
Westrock Co.	55,252	1,978,022
		4,568,179
Distributors — 0.1%
Genuine Parts Co.(a)	19,546	2,822,051
LKQ Corp.	82,219	4,070,663
Pool Corp.	776	276,334
		7,169,048
Diversified Consumer Services — 0.0%
Service Corp. International	20,799	1,188,455
Diversified REITs — 0.0%
Charter Hall Group (Australia)	30,247	182,752
GPT Group (The) (Australia)	131,680	327,913
Nomura Real Estate Master Fund, Inc. (Japan)	1,622	1,816,647
	Shares	Value

Common Stocks (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	333,718	$835,219
		3,162,531
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	984,343	14,784,832
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	358,728	506,815
Deutsche Telekom AG (Germany)	194,688	4,083,933
Hellenic Telecommunications Organization SA (Greece)	36,144	527,182
HKT Trust & HKT Ltd. (Hong Kong), UTS	908,000	946,835
Koninklijke KPN NV (Netherlands)	1,824,105	6,009,818
Proximus SADP (Belgium)	127,166	1,033,258
Telefonica Deutschland Holding AG (Germany)	1,114,164	1,992,761
Telefonica SA (Spain)	107,325	438,459
Telkom Indonesia Persero Tbk PT (Indonesia)	3,484,000	844,546
Telstra Group Ltd. (Australia)	232,776	575,107
Verizon Communications, Inc.	300,488	9,738,816
		41,482,362
Electric Utilities — 0.6%
Alliant Energy Corp.(a)	5,716	276,940
American Electric Power Co., Inc.	11,370	855,251
Avangrid, Inc.(a)	18,800	567,196
Chubu Electric Power Co., Inc. (Japan)	91,100	1,159,693
CK Infrastructure Holdings Ltd. (Hong Kong)	100,500	474,194
CLP Holdings Ltd. (Hong Kong)	36,000	265,820
Constellation Energy Corp.	42,455	4,630,991
Duke Energy Corp.	17,125	1,511,453
Edison International	53,582	3,391,205
Endesa SA (Spain)	249,071	5,068,955
Enel SpA (Italy)	488,506	2,995,883
Entergy Corp.	53,740	4,970,950
Evergy, Inc.	16,697	846,538
Eversource Energy(a)	7,746	450,430
Exelon Corp.(a)	22,144	836,822
FirstEnergy Corp.	11,746	401,478
Iberdrola SA (Spain)	104,684	1,170,833
NextEra Energy, Inc.(a)	195,382	11,193,435
NRG Energy, Inc.	164,797	6,347,981
PG&E Corp.*	715,792	11,545,725
Pinnacle West Capital Corp.(a)	2,509	184,863
PPL Corp.	85,547	2,015,487
Southern Co. (The)	24,217	1,567,324
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	41,800	186,455
Verbund AG (Austria)	4,800	390,488
Xcel Energy, Inc.	37,349	2,137,110
		65,443,500
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	251,405	8,973,452
AMETEK, Inc.	9,788	1,446,275

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Eaton Corp. PLC	65,837	$14,041,715
Emerson Electric Co.	90,983	8,786,228
Fuji Electric Co. Ltd. (Japan)	24,500	1,103,374
Generac Holdings, Inc.*(a)	1,533	167,036
Legrand SA (France)	19,451	1,787,280
Mitsubishi Electric Corp. (Japan)	91,500	1,130,434
Nidec Corp. (Japan)	26,000	1,200,510
Prysmian SpA (Italy)	29,749	1,194,074
Rockwell Automation, Inc.	2,509	717,248
Schneider Electric SE	25,062	4,130,022
Sensata Technologies Holding PLC	41,200	1,558,184
Vertiv Holdings Co.	197,800	7,358,160
		53,593,992
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,383	1,124,038
Avnet, Inc.	12,000	578,280
Azbil Corp. (Japan)	12,600	384,923
CDW Corp.	3,006	606,491
Corning, Inc.	70,324	2,142,772
Hamamatsu Photonics KK (Japan)	8,400	353,251
Hon Hai Precision Industry Co. Ltd. (Taiwan)	274,000	883,167
Jabil, Inc.	22,200	2,816,958
Keyence Corp. (Japan)	6,962	2,574,728
Keysight Technologies, Inc.*	18,779	2,484,649
Omron Corp. (Japan)	10,500	467,265
Samsung SDI Co. Ltd. (South Korea)	2,058	777,744
Shimadzu Corp. (Japan)	122,400	3,246,696
TD SYNNEX Corp.	17,800	1,777,508
TE Connectivity Ltd.	6,988	863,228
Teledyne Technologies, Inc.*	3,751	1,532,584
Trimble, Inc.*	5,716	307,864
Yokogawa Electric Corp. (Japan)	171,700	3,313,932
Zebra Technologies Corp. (Class A Stock)*	1,087	257,108
		26,493,186
Energy Equipment & Services — 0.2%
Baker Hughes Co.	321,390	11,351,495
Halliburton Co.	49,540	2,006,370
Schlumberger NV	185,705	10,826,601
		24,184,466
Entertainment — 0.4%
Activision Blizzard, Inc.	47,260	4,424,954
Capcom Co. Ltd. (Japan)	10,400	374,314
Electronic Arts, Inc.	61,955	7,459,382
Kingsoft Corp. Ltd. (China)	148,000	533,292
Live Nation Entertainment, Inc.*(a)	3,146	261,244
NetEase, Inc. (China), ADR	9,844	985,975
Netflix, Inc.*	48,504	18,315,110
Nintendo Co. Ltd. (Japan)	79,200	3,290,995
Square Enix Holdings Co. Ltd. (Japan)	10,200	349,507
Take-Two Interactive Software, Inc.*	3,485	489,259
Walt Disney Co. (The)*	69,821	5,658,992
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Warner Bros Discovery, Inc.*	347,564	$3,774,545
		45,917,569
Financial Services — 1.3%
Apollo Global Management, Inc.	19,226	1,725,726
Berkshire Hathaway, Inc. (Class B Stock)*	119,046	41,701,814
EXOR NV (Netherlands)	5,525	488,679
Fidelity National Information Services, Inc.	110,601	6,112,917
Fiserv, Inc.*	13,498	1,524,734
FleetCor Technologies, Inc.*	1,612	411,608
Global Payments, Inc.	5,673	654,607
Groupe Bruxelles Lambert NV (Belgium)	5,925	440,881
Industrivarden AB (Sweden) (Class A Stock)	8,008	211,165
Investor AB (Sweden) (Class B Stock)	139,116	2,663,308
Jack Henry & Associates, Inc.	1,673	252,857
Mastercard, Inc. (Class A Stock)	105,541	41,784,737
ORIX Corp. (Japan)	70,400	1,314,537
PayPal Holdings, Inc.*	131,608	7,693,804
Shift4 Payments, Inc. (Class A Stock)*(a)	14,800	819,476
Visa, Inc. (Class A Stock)(a)	140,178	32,242,342
Wise PLC (United Kingdom) (Class A Stock)*	44,620	372,102
		140,415,294
Food Products — 0.6%
Archer-Daniels-Midland Co.	105,305	7,942,103
Associated British Foods PLC (United Kingdom)	20,540	516,043
AVI Ltd. (South Africa)	73,477	289,397
Bunge Ltd.	3,200	346,400
Campbell Soup Co.(a)	4,600	188,968
Conagra Brands, Inc.	10,752	294,820
Ezaki Glico Co. Ltd. (Japan)	21,600	592,917
Freshpet, Inc.*	13,500	889,380
General Mills, Inc.	12,922	826,879
Gruma SAB de CV (Mexico) (Class B Stock)	29,414	502,422
Hershey Co. (The)	25,486	5,099,239
Hormel Foods Corp.	6,691	254,459
J.M. Smucker Co. (The)(a)	2,170	266,715
Kellogg Co.	5,855	348,431
Kraft Heinz Co. (The)	74,083	2,492,152
Lamb Weston Holdings, Inc.	22,605	2,090,058
McCormick & Co., Inc.(a)	21,018	1,589,801
Mondelez International, Inc. (Class A Stock)	212,786	14,767,348
Mowi ASA (Norway)	132,561	2,343,054
Nestle SA	120,098	13,594,616
Orkla ASA (Norway)	51,408	383,963
Tyson Foods, Inc. (Class A Stock)	6,291	317,633
Viscofan SA (Spain)	3,543	216,302
WH Group Ltd. (Hong Kong), 144A	3,350,000	1,753,451

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Wilmar International Ltd. (China)	1,408,200	$3,832,122
		61,738,673
Gas Utilities — 0.1%
Atmos Energy Corp.	3,206	339,612
Enagas SA (Spain)	18,644	308,735
Tokyo Gas Co. Ltd. (Japan)	187,300	4,246,588
UGI Corp.	97,895	2,251,585
		7,146,520
Ground Transportation — 0.4%
Central Japan Railway Co. (Japan)	44,500	1,082,151
CSX Corp.	207,415	6,378,011
J.B. Hunt Transport Services, Inc.	1,812	341,598
Norfolk Southern Corp.	31,972	6,296,246
Odakyu Electric Railway Co. Ltd. (Japan)	19,200	286,882
Old Dominion Freight Line, Inc.	1,891	773,684
Saia, Inc.*	2,500	996,625
TFI International, Inc. (Canada)	11,039	1,417,518
Uber Technologies, Inc.*	307,472	14,140,637
Union Pacific Corp.	33,373	6,795,744
West Japan Railway Co. (Japan)	4,400	182,076
		38,691,172
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	130,805	12,668,464
Align Technology, Inc.*	3,517	1,073,810
Baxter International, Inc.	156,346	5,900,498
Becton, Dickinson & Co.	12,065	3,119,165
Boston Scientific Corp.*	201,081	10,617,077
Cochlear Ltd. (Australia)	4,192	686,579
Cooper Cos., Inc. (The)	976	310,378
DENTSPLY SIRONA, Inc.	89,519	3,057,969
Dexcom, Inc.*	8,633	805,459
Edwards Lifesciences Corp.*	13,580	940,822
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	26,663	343,768
GE HealthCare Technologies, Inc.	70,361	4,787,363
Hologic, Inc.*	5,516	382,810
IDEXX Laboratories, Inc.*	1,856	811,573
Insulet Corp.*	1,500	239,235
Intuitive Surgical, Inc.*	41,425	12,108,113
Medtronic PLC	179,898	14,096,807
Olympus Corp. (Japan)	111,600	1,448,957
ResMed, Inc.	3,346	494,773
Sonova Holding AG (Switzerland)	1,460	345,548
STERIS PLC(a)	2,230	489,307
Stryker Corp.	7,528	2,057,177
Teleflex, Inc.	976	191,696
Zimmer Biomet Holdings, Inc.	51,694	5,801,101
		82,778,449
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	76,573	6,648,068
Cencora, Inc.(a)	10,730	1,931,078
Centene Corp.*	34,468	2,374,156
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Cigna Group (The)	28,870	$8,258,841
CVS Health Corp.	125,691	8,775,746
DaVita, Inc.*	1,194	112,869
Elevance Health, Inc.	23,637	10,292,022
Encompass Health Corp.	69,800	4,687,768
Fresenius Medical Care AG & Co. KGaA (Germany)	23,246	999,391
Fresenius SE & Co. KGaA (Germany)	89,457	2,778,555
HCA Healthcare, Inc.	4,579	1,126,342
Henry Schein, Inc.*	2,906	215,770
Humana, Inc.	21,032	10,232,489
Laboratory Corp. of America Holdings(a)	1,952	392,449
McKesson Corp.	6,806	2,959,589
Medipal Holdings Corp. (Japan)	70,100	1,184,935
Molina Healthcare, Inc.*	6,230	2,042,755
Odontoprev SA (Brazil)	128,600	280,658
Quest Diagnostics, Inc.	2,488	303,188
Sonic Healthcare Ltd. (Australia)	342,464	6,539,331
Tenet Healthcare Corp.*	25,500	1,680,195
UnitedHealth Group, Inc.	91,851	46,310,356
Universal Health Services, Inc. (Class B Stock)	1,394	175,268
		120,301,819
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	84,346	1,548,592
Ventas, Inc.(a)	22,860	963,092
Welltower, Inc.	11,155	913,818
		3,425,502
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	16,589	266,585
Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	73,067	2,457,567
Airbnb, Inc. (Class A Stock)*(a)	17,400	2,387,454
Amadeus IT Group SA (Spain)	5,615	339,161
Aristocrat Leisure Ltd. (Australia)	19,693	514,508
Booking Holdings, Inc.*	2,282	7,037,574
Boyd Gaming Corp.	11,116	676,186
Caesars Entertainment, Inc.*	4,879	226,142
Carnival Corp.*	22,444	307,932
Chipotle Mexican Grill, Inc.*	607	1,111,921
Compass Group PLC (United Kingdom)	137,357	3,343,488
Darden Restaurants, Inc.(a)	7,327	1,049,373
Domino’s Pizza, Inc.	725	274,623
Expedia Group, Inc.*	3,146	324,258
Flutter Entertainment PLC (Australia)*	1,134	184,990
Hilton Worldwide Holdings, Inc.	50,573	7,595,053
J D Wetherspoon PLC (United Kingdom)*	36,241	306,339
La Francaise des Jeux SAEM (France), 144A	26,873	872,826
Las Vegas Sands Corp.	7,267	333,119
Marriott International, Inc. (Class A Stock)	50,434	9,913,307

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	103,864	$27,361,932
MGM Resorts International	6,328	232,617
Norwegian Cruise Line Holdings Ltd.*(a)	9,619	158,521
Oriental Land Co. Ltd. (Japan)	154,600	5,072,063
Royal Caribbean Cruises Ltd.*	35,419	3,263,507
Sands China Ltd. (Macau)*	93,600	284,636
Sodexo SA (France)	16,942	1,744,138
Starbucks Corp.	131,802	12,029,569
Whitbread PLC (United Kingdom)	164,216	6,912,326
Wynn Resorts Ltd.	2,309	213,375
Yum! Brands, Inc.	6,213	776,252
		97,304,757
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	7,760	387,531
D.R. Horton, Inc.	6,749	725,315
Garmin Ltd.	3,424	360,205
Lennar Corp. (Class A Stock)	60,942	6,839,521
Mohawk Industries, Inc.*	1,115	95,678
NVR, Inc.*	70	417,431
Open House Group Co. Ltd. (Japan)	12,000	406,885
Panasonic Holdings Corp. (Japan)	670,900	7,572,967
PulteGroup, Inc.(a)	47,058	3,484,645
Sekisui Chemical Co. Ltd. (Japan)	25,200	362,551
Sony Group Corp. (Japan)	49,700	4,064,247
Taylor Wimpey PLC (United Kingdom)	253,480	361,508
Toll Brothers, Inc.(a)	9,073	671,039
Whirlpool Corp.(a)	1,255	167,793
		25,917,316
Household Products — 0.5%
Church & Dwight Co., Inc.	5,376	492,603
Clorox Co. (The)	2,788	365,395
Colgate-Palmolive Co.	125,330	8,912,216
Essity AB (Sweden) (Class B Stock)	252,646	5,448,879
Henkel AG & Co. KGaA (Germany)	7,017	442,434
Kimberly-Clark Corp.	33,167	4,008,232
Procter & Gamble Co. (The)	211,169	30,801,110
Reckitt Benckiser Group PLC (United Kingdom)	49,812	3,512,779
		53,983,648
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	51,474	782,405
Clearway Energy, Inc. (Class C Stock)	25,700	543,812
Vistra Corp.	124,681	4,136,915
		5,463,132
Industrial Conglomerates — 0.4%
3M Co.	79,963	7,486,136
General Electric Co.	152,565	16,866,061
Hitachi Ltd. (Japan)	14,400	892,477
Honeywell International, Inc.	20,182	3,728,423
Siemens AG (Germany)	81,117	11,592,329
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Smiths Group PLC (United Kingdom)	87,999	$1,732,522
		42,297,948
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	178,085	5,415,565
Goodman Group (Australia)	331,506	4,543,567
Prologis, Inc.	127,588	14,316,649
		24,275,781
Insurance — 1.4%
Aflac, Inc.	12,522	961,063
Ageas SA/NV (Belgium)	10,074	414,912
AIA Group Ltd. (Hong Kong)	35,200	284,668
Allianz SE (Germany)	13,137	3,126,294
Allstate Corp. (The)	50,913	5,672,217
American International Group, Inc.	128,523	7,788,494
Aon PLC (Class A Stock)	4,619	1,497,572
Arch Capital Group Ltd.*	8,546	681,202
Arthur J. Gallagher & Co.	11,202	2,553,272
Assicurazioni Generali SpA (Italy)	346,528	7,073,470
Assurant, Inc.	5,533	794,428
AUB Group Ltd. (Australia)	13,200	246,267
AXA SA (France)	337,497	10,013,154
Axis Capital Holdings Ltd.	84,100	4,740,717
Baloise Holding AG (Switzerland)	17,018	2,463,803
Brown & Brown, Inc.	5,855	408,913
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	455,800	1,134,705
Chubb Ltd.	56,437	11,749,055
Cincinnati Financial Corp.	3,703	378,780
Dai-ichi Life Holdings, Inc. (Japan)	205,400	4,240,342
Everest Group Ltd.	1,056	392,483
Fairfax Financial Holdings Ltd. (Canada)	976	796,731
Globe Life, Inc.	2,309	251,058
Hartford Financial Services Group, Inc. (The)	24,470	1,735,168
iA Financial Corp., Inc. (Canada)	7,438	466,569
Japan Post Insurance Co. Ltd. (Japan)	11,000	185,002
Loews Corp.	89,397	5,659,724
Manulife Financial Corp. (Canada)	82,171	1,501,553
Markel Group, Inc.*	506	745,080
Marsh & McLennan Cos., Inc.	78,920	15,018,476
Medibank Private Ltd. (Australia)	2,028,982	4,478,233
MetLife, Inc.	236,058	14,850,409
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	24,520	9,549,383
NN Group NV (Netherlands)	27,260	873,906
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	155,500	881,941
Poste Italiane SpA (Italy), 144A	34,547	362,789
Principal Financial Group, Inc.	5,416	390,331
Progressive Corp. (The)	46,713	6,507,121
QBE Insurance Group Ltd. (Australia)	162,776	1,630,567
RenaissanceRe Holdings Ltd. (Bermuda)	5,360	1,060,851

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,399	$1,038,369
Sompo Holdings, Inc. (Japan)	30,400	1,302,846
Suncorp Group Ltd. (Australia)	740,692	6,599,295
Swiss Re AG	17,874	1,835,667
T&D Holdings, Inc. (Japan)	29,900	491,706
Talanx AG (Germany)	6,600	417,714
Tokio Marine Holdings, Inc. (Japan)	19,300	446,866
Travelers Cos., Inc. (The)	5,176	845,293
Unum Group	90,772	4,465,075
W.R. Berkley Corp.	4,958	314,783
Willis Towers Watson PLC(a)	2,388	498,996
		151,817,313
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	586,826	76,792,050
Alphabet, Inc. (Class C Stock)*	381,102	50,248,299
Match Group, Inc.*	6,413	251,229
Meta Platforms, Inc. (Class A Stock)*	198,797	59,680,847
Moneysupermarket.com Group PLC (United Kingdom)	158,157	467,662
Scout24 SE (Germany), 144A	4,658	322,979
Tencent Holdings Ltd. (China)	37,400	1,449,772
		189,212,838
IT Services — 0.6%
Accenture PLC (Class A Stock)	56,507	17,353,865
Akamai Technologies, Inc.*	56,124	5,979,451
CGI, Inc. (Canada)*	6,119	603,138
Cognizant Technology Solutions Corp. (Class A Stock)	108,310	7,336,919
DXC Technology Co.*	5,158	107,441
EPAM Systems, Inc.*	1,255	320,891
Fujitsu Ltd. (Japan)	5,400	635,100
Gartner, Inc.*	1,812	622,621
International Business Machines Corp.	93,210	13,077,363
MongoDB, Inc.*	6,397	2,212,466
NEC Corp. (Japan)	15,000	828,340
Obic Co. Ltd. (Japan)	4,200	636,386
Okta, Inc.*(a)	17,600	1,434,576
Otsuka Corp. (Japan)	9,200	389,238
Tata Consultancy Services Ltd. (India)	8,646	366,091
TIS, Inc. (Japan)	33,100	727,842
VeriSign, Inc.*	2,030	411,136
Wix.com Ltd. (Israel)*(a)	66,800	6,132,240
		59,175,104
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	60,500	1,230,599
Hasbro, Inc.(a)	2,927	193,592
Sankyo Co. Ltd. (Japan)	20,800	953,242
		2,377,433
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	6,631	741,478
Azenta, Inc.*	12,800	642,432
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Bio-Rad Laboratories, Inc. (Class A Stock)*	358	$128,325
Bio-Techne Corp.	3,503	238,449
Charles River Laboratories International, Inc.*	1,115	218,518
Danaher Corp.	36,406	9,032,329
Illumina, Inc.*	3,424	470,047
IQVIA Holdings, Inc.*	11,022	2,168,578
Medpace Holdings, Inc.*	13,700	3,317,181
Mettler-Toledo International, Inc.*	4,082	4,523,142
Revvity, Inc.	2,788	308,632
Thermo Fisher Scientific, Inc.	25,569	12,942,261
Waters Corp.*	1,194	327,407
West Pharmaceutical Services, Inc.	19,212	7,208,534
		42,267,313
Machinery — 1.1%
AGCO Corp.	40,400	4,778,512
Alfa Laval AB (Sweden)	16,669	571,045
Allison Transmission Holdings, Inc.	34,700	2,049,382
Atlas Copco AB (Sweden) (Class A Stock)	401,112	5,387,207
Atlas Copco AB (Sweden) (Class B Stock)	101,383	1,185,679
Caterpillar, Inc.	45,675	12,469,275
CNH Industrial NV (United Kingdom)	63,210	767,347
Cummins, Inc.	3,206	732,443
Daifuku Co. Ltd. (Japan)	18,900	356,768
Daimler Truck Holding AG (Germany)	84,818	2,936,760
Deere & Co.	24,019	9,064,290
Donaldson Co., Inc.	15,600	930,384
Doosan Bobcat, Inc. (South Korea)	14,400	543,516
Dover Corp.	20,181	2,815,451
Epiroc AB (Sweden) (Class A Stock)	42,457	806,142
Epiroc AB (Sweden) (Class B Stock)	26,092	417,402
FANUC Corp. (Japan)	58,200	1,513,633
Flowserve Corp.	14,400	572,688
Fortive Corp.	44,227	3,279,874
GEA Group AG (Germany)	106,428	3,922,338
Graco, Inc.(a)	12,200	889,136
IDEX Corp.	1,612	335,328
Illinois Tool Works, Inc.(a)	6,073	1,398,673
Ingersoll Rand, Inc.	8,940	569,657
ITT, Inc.	54,800	5,365,468
Komatsu Ltd. (Japan)	249,600	6,731,997
Kone OYJ (Finland) (Class B Stock)	20,375	858,604
Kubota Corp. (Japan)	61,200	900,302
Kurita Water Industries Ltd. (Japan)	10,000	347,988
Metso OYJ (Finland)	71,580	750,650
Nordson Corp.(a)	1,115	248,835
OSG Corp. (Japan)	40,000	470,354
Oshkosh Corp.	41,000	3,912,630
Otis Worldwide Corp.	48,989	3,934,307
PACCAR, Inc.	11,510	978,580
Parker-Hannifin Corp.	32,518	12,666,411
Pentair PLC	24,743	1,602,109
Sandvik AB (Sweden)	66,196	1,218,030

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland)	1,520	$292,461
Schindler Holding AG (Switzerland) (Part. Cert.)	2,300	458,160
SKF AB (Sweden) (Class B Stock)	94,885	1,575,238
SMC Corp. (Japan)	3,500	1,568,918
Snap-on, Inc.(a)	6,555	1,671,918
Stanley Black & Decker, Inc.	3,485	291,276
Volvo AB (Sweden) (Class A Stock)	12,259	254,578
Volvo AB (Sweden) (Class B Stock)	442,904	9,122,777
Wartsila OYJ Abp (Finland)	34,200	387,620
Westinghouse Air Brake Technologies Corp.	3,982	423,167
Xylem, Inc.	5,343	486,373
		114,811,681
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	336,243
Kuehne + Nagel International AG (Switzerland)	3,300	937,632
SITC International Holdings Co. Ltd. (China)	234,000	392,607
		1,666,482
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	2,309	1,015,544
Comcast Corp. (Class A Stock)	455,772	20,208,931
Dentsu Group, Inc. (Japan)	87,000	2,558,816
Fox Corp. (Class A Stock)	5,710	178,152
Fox Corp. (Class B Stock)	3,206	92,589
Informa PLC (United Kingdom)	706,469	6,451,105
Interpublic Group of Cos., Inc. (The)	8,661	248,224
News Corp. (Class A Stock)	9,061	181,764
News Corp. (Class B Stock)	2,785	58,123
Omnicom Group, Inc.	4,440	330,691
Paramount Global (Class B Stock)(a)	10,910	140,739
Publicis Groupe SA (France)	102,648	7,769,703
Trade Desk, Inc. (The) (Class A Stock)*	7,700	601,755
		39,836,136
Metals & Mining — 0.6%
ArcelorMittal SA (Luxembourg)	246,072	6,160,672
BHP Group Ltd. (Australia)	493,745	13,869,708
BlueScope Steel Ltd. (Australia)	466,326	5,774,748
Fortescue Metals Group Ltd. (Australia)	156,987	2,086,836
Freeport-McMoRan, Inc.	173,881	6,484,022
Glencore PLC (Australia)	897,071	5,108,381
JFE Holdings, Inc. (Japan)	70,400	1,030,959
Newmont Corp.(a)	17,683	653,387
Nippon Steel Corp. (Japan)(a)	329,800	7,726,602
Norsk Hydro ASA (Norway)	173,249	1,084,164
Nucor Corp.	5,655	884,159
Pilbara Minerals Ltd. (Australia)	341,204	930,869
Rio Tinto Ltd. (Australia)	22,668	1,634,995
Rio Tinto PLC (Australia)	97,458	6,119,631
Steel Dynamics, Inc.(a)	3,600	385,992
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
United States Steel Corp.	125,300	$4,069,744
Vale SA (Brazil)	32,800	440,396
		64,445,265
Multi-Utilities — 0.4%
Ameren Corp.	5,994	448,531
CenterPoint Energy, Inc.(a)	122,532	3,289,984
Centrica PLC (United Kingdom)	3,244,042	6,101,758
CMS Energy Corp.	24,441	1,298,062
Consolidated Edison, Inc.	7,746	662,515
Dominion Energy, Inc.	42,855	1,914,333
DTE Energy Co.	20,061	1,991,656
E.ON SE (Germany)	771,197	9,120,183
Engie SA (France)	465,384	7,137,209
NiSource, Inc.	380,669	9,394,911
Public Service Enterprise Group, Inc.(a)	29,922	1,702,861
Sempra	34,620	2,355,199
WEC Energy Group, Inc.	7,049	567,797
		45,984,999
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	24,976	2,500,098
Boston Properties, Inc.(a)	5,798	344,865
Dexus (Australia)	67,778	315,947
Japan Real Estate Investment Corp. (Japan)	335	1,305,408
Nippon Building Fund, Inc. (Japan)	92	372,557
		4,838,875
Oil, Gas & Consumable Fuels — 2.0%
Ampol Ltd. (Australia)	17,724	382,664
APA Corp.	138,328	5,685,281
BP PLC (United Kingdom)	1,716,180	11,062,384
Canadian Natural Resources Ltd. (Canada)	3,778	244,329
Cenovus Energy, Inc. (Canada)	36,111	751,864
Cheniere Energy, Inc.	36,436	6,046,918
Chevron Corp.	173,377	29,234,830
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,946,000	1,058,400
ConocoPhillips	133,096	15,944,901
Coterra Energy, Inc.	186,401	5,042,147
Devon Energy Corp.	14,377	685,783
Diamondback Energy, Inc.	3,982	616,732
Eni SpA (Italy)	105,939	1,701,784
EOG Resources, Inc.	35,581	4,510,248
EQT Corp.	8,064	327,237
Equinor ASA (Norway)(a)	58,241	1,908,677
Exxon Mobil Corp.	376,015	44,211,844
Hess Corp.	64,917	9,932,301
Inpex Corp. (Japan)	431,800	6,476,279
Kinder Morgan, Inc.	43,427	720,020
LUKOIL PJSC (Russia)^	9,456	—
Marathon Oil Corp.	110,853	2,965,318
Marathon Petroleum Corp.	57,291	8,670,420
Occidental Petroleum Corp.(a)	14,868	964,636

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
OMV AG (Austria)	8,940	$427,015
ONEOK, Inc.(a)	12,837	814,251
Petroleo Brasileiro SA (Brazil), ADR	60,014	899,610
Phillips 66	52,973	6,364,706
Pioneer Natural Resources Co.	22,878	5,251,645
Repsol SA (Spain)	248,515	4,087,827
Shell PLC (Netherlands)	570,220	18,072,679
Suncor Energy, Inc. (Canada)	22,491	773,462
Targa Resources Corp.	4,958	425,000
TotalEnergies SE (France)	133,776	8,795,686
TotalEnergies SE (France), ADR	25,973	1,707,984
Valero Energy Corp.	21,865	3,098,489
Williams Cos., Inc. (The)	62,847	2,117,315
		211,980,666
Passenger Airlines — 0.3%
Air Canada (Canada)*	53,273	760,118
Alaska Air Group, Inc.*	18,593	689,428
American Airlines Group, Inc.*(a)	15,195	194,648
ANA Holdings, Inc. (Japan)*	160,000	3,350,089
Delta Air Lines, Inc.	114,640	4,241,680
Deutsche Lufthansa AG (Germany)*	620,856	4,913,083
Japan Airlines Co. Ltd. (Japan)	287,000	5,576,175
Qantas Airways Ltd. (Australia)*	777,541	2,574,039
Singapore Airlines Ltd. (Singapore)	84,200	397,190
Southwest Airlines Co.	13,383	362,278
United Airlines Holdings, Inc.*	123,943	5,242,789
		28,301,517
Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	3,734	337,411
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,097	736,771
Kenvue, Inc.	76,083	1,527,747
L’Oreal SA (France)	32,349	13,405,817
Unilever PLC (United Kingdom)	189,287	9,363,422
		25,371,168
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	133,200	1,843,705
AstraZeneca PLC (United Kingdom)	78,053	10,528,140
AstraZeneca PLC (United Kingdom), ADR	109,313	7,402,676
Bayer AG (Germany)	23,689	1,137,650
Bristol-Myers Squibb Co.	415,059	24,090,024
Catalent, Inc.*	4,182	190,406
Chugai Pharmaceutical Co. Ltd. (Japan)	53,900	1,661,955
Elanco Animal Health, Inc.*	406,100	4,564,564
Eli Lilly & Co.	90,919	48,835,323
GSK PLC	520,779	9,422,869
Hikma Pharmaceuticals PLC (Jordan)	10,276	260,940
Ipsen SA (France)	21,785	2,854,312
Johnson & Johnson	225,061	35,053,251
Merck & Co., Inc.	141,203	14,536,849
Novartis AG (Switzerland)	217,511	22,214,103
Novo Nordisk A/S (Denmark), ADR	19,376	1,762,053
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	279,118	$25,414,047
Ono Pharmaceutical Co. Ltd. (Japan)	247,300	4,742,815
Organon & Co.	5,716	99,230
Orion OYJ (Finland) (Class B Stock)	10,549	414,427
Otsuka Holdings Co. Ltd. (Japan)	23,500	834,370
Pfizer, Inc.	290,537	9,637,112
Roche Holding AG	69,627	19,008,249
Sanofi	148,365	15,930,731
Santen Pharmaceutical Co. Ltd. (Japan)	90,600	831,290
Shionogi & Co. Ltd. (Japan)	152,000	6,779,879
Viatris, Inc.	26,999	266,210
Zoetis, Inc.	10,334	1,797,909
		272,115,089
Professional Services — 0.3%
Automatic Data Processing, Inc.	50,016	12,032,849
BayCurrent Consulting, Inc. (Japan)	94,800	3,159,004
Broadridge Financial Solutions, Inc.	2,588	463,381
Ceridian HCM Holding, Inc.*(a)	3,346	227,026
Concentrix Corp.	43,200	3,460,752
Dun & Bradstreet Holdings, Inc.	100,400	1,002,996
Equifax, Inc.	2,649	485,244
Jacobs Solutions, Inc.	2,727	372,236
Leidos Holdings, Inc.	9,467	872,479
Paychex, Inc.	7,188	828,992
Paycom Software, Inc.	1,115	289,086
Robert Half, Inc.	2,370	173,674
Verisk Analytics, Inc.	17,585	4,154,281
Wolters Kluwer NV (Netherlands)	25,601	3,099,654
		30,621,654
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	345,633	264,920
CBRE Group, Inc. (Class A Stock)*	6,788	501,362
CoStar Group, Inc.*	8,922	686,013
Mitsui Fudosan Co. Ltd. (Japan)	294,800	6,492,680
Multiplan Empreendimentos Imobiliarios SA (Brazil)	40,511	198,664
New World Development Co. Ltd. (Hong Kong)	147,000	285,017
Nomura Real Estate Holdings, Inc. (Japan)	43,900	1,102,134
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	46,000	309,834
Zillow Group, Inc. (Class A Stock)*	14,100	631,539
Zillow Group, Inc. (Class C Stock)*	15,600	720,096
		11,192,259
Residential REITs — 0.1%
AvalonBay Communities, Inc.	16,690	2,866,341
Camden Property Trust	2,370	224,155
Canadian Apartment Properties REIT (Canada)	9,781	324,629
Equity Residential	108,007	6,341,091

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
Essex Property Trust, Inc.	1,394	$295,653
Invitation Homes, Inc.	82,883	2,626,562
Mid-America Apartment Communities, Inc.	2,509	322,783
UDR, Inc.	6,810	242,913
		13,244,127
Retail REITs — 0.1%
Federal Realty Investment Trust	1,533	138,936
Japan Metropolitan Fund Investment Corp. (Japan)	420	272,392
Kimco Realty Corp.	90,659	1,594,692
Klepierre SA (France)	14,780	361,897
Realty Income Corp.(a)	15,040	751,097
Regency Centers Corp.	3,824	227,298
Scentre Group (Australia)	331,632	521,115
Simon Property Group, Inc.	7,328	791,644
Spirit Realty Capital, Inc.(a)	20,800	697,424
Unibail-Rodamco-Westfield (France)*	38,650	1,900,633
Vicinity Ltd. (Australia)	1,056,381	1,144,855
		8,401,983
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	101,676	10,454,326
Advantest Corp. (Japan)	59,200	1,651,296
Analog Devices, Inc.	36,811	6,445,238
Applied Materials, Inc.	40,156	5,559,598
ASM International NV (Netherlands)	8,401	3,508,197
ASML Holding NV (Netherlands) (XAMS)	34,742	20,454,365
ASML Holding NV (Netherlands) (XNGS)	2,571	1,513,445
Broadcom, Inc.	28,833	23,948,113
Disco Corp. (Japan)	10,600	1,958,415
Enphase Energy, Inc.*	3,067	368,500
First Solar, Inc.*	2,100	339,339
Global Unichip Corp. (Taiwan)	11,770	501,190
Infineon Technologies AG (Germany)	252,918	8,376,833
Intel Corp.	495,253	17,606,244
KLA Corp.	16,266	7,460,564
Lam Research Corp.	25,880	16,220,808
Lasertec Corp. (Japan)	4,700	730,909
Microchip Technology, Inc.	12,246	955,800
Micron Technology, Inc.	24,453	1,663,538
Monolithic Power Systems, Inc.	976	450,912
Novatek Microelectronics Corp. (Taiwan)	29,000	380,816
NVIDIA Corp.	218,503	95,046,620
NXP Semiconductors NV (China)	63,322	12,659,334
ON Semiconductor Corp.*	65,958	6,130,796
Qorvo, Inc.*	58,170	5,553,490
QUALCOMM, Inc.	125,279	13,913,486
Renesas Electronics Corp. (Japan)*	410,100	6,264,262
Skyworks Solutions, Inc.	62,764	6,187,903
SolarEdge Technologies, Inc.*(a)	1,315	170,306
STMicroelectronics NV (Singapore)	172,865	7,454,470
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	76,438	$6,642,462
Teradyne, Inc.(a)	3,485	350,103
Texas Instruments, Inc.	41,589	6,613,067
Universal Display Corp.	8,906	1,398,153
		298,932,898
Software — 3.3%
Adobe, Inc.*	41,667	21,246,003
ANSYS, Inc.*	1,952	580,818
AppLovin Corp. (Class A Stock)*	106,000	4,235,760
Autodesk, Inc.*	14,579	3,016,541
Cadence Design Systems, Inc.*	5,934	1,390,336
Check Point Software Technologies Ltd. (Israel)*	14,631	1,950,020
Constellation Software, Inc. (Canada)	573	1,182,943
CyberArk Software Ltd.*	7,792	1,276,096
Dassault Systemes SE (France)	58,940	2,189,174
Dynatrace, Inc.*	37,800	1,766,394
Fair Isaac Corp.*	560	486,377
Fortinet, Inc.*	14,477	849,510
Gen Digital, Inc.	49,201	869,874
Intuit, Inc.	32,942	16,831,385
Microsoft Corp.	663,963	209,646,317
Monday.com Ltd.*	2,200	350,284
NCR Corp.*	186,000	5,016,420
Nice Ltd. (Israel)*	2,484	423,669
Oracle Corp.	92,468	9,794,211
Palo Alto Networks, Inc.*(a)	6,800	1,594,192
PTC, Inc.*	2,509	355,475
Roper Technologies, Inc.	2,369	1,147,259
Salesforce, Inc.*	98,919	20,058,795
SAP SE (Germany)	13,257	1,716,013
ServiceNow, Inc.*	30,441	17,015,301
Synopsys, Inc.*	12,285	5,638,446
Teradata Corp.*	29,700	1,337,094
Tyler Technologies, Inc.*	864	333,625
WiseTech Global Ltd. (Australia)	4,516	187,461
Workday, Inc. (Class A Stock)*	29,700	6,381,045
Xero Ltd. (New Zealand)*	74,464	5,355,291
Zoom Video Communications, Inc. (Class A Stock)*	9,200	643,448
		344,865,577
Specialized REITs — 0.3%
American Tower Corp.	36,030	5,925,133
Crown Castle, Inc.	9,558	879,623
Digital Realty Trust, Inc.	17,252	2,087,837
Equinix, Inc.	2,091	1,518,610
Extra Space Storage, Inc.	4,627	562,551
Gaming & Leisure Properties, Inc.	18,471	841,354
Iron Mountain, Inc.(a)	66,691	3,964,780
Public Storage	29,183	7,690,304
SBA Communications Corp.(a)	2,309	462,193
VICI Properties, Inc.	136,705	3,978,115
Weyerhaeuser Co.	166,347	5,100,199
		33,010,699

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail — 0.9%
AutoZone, Inc.*	592	$1,503,674
Bath & Body Works, Inc.	32,876	1,111,209
Best Buy Co., Inc.	17,573	1,220,796
Burlington Stores, Inc.*	8,072	1,092,142
CarMax, Inc.*(a)	3,624	256,326
Fast Retailing Co. Ltd. (Japan)	10,600	2,308,841
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	40,175	569,690
Home Depot, Inc. (The)	61,722	18,649,919
Industria de Diseno Textil SA (Spain)	324,482	12,074,642
JD Sports Fashion PLC (United Kingdom)	2,577,691	4,682,450
Lowe’s Cos., Inc.	100,261	20,838,246
Murphy USA, Inc.	5,500	1,879,515
O’Reilly Automotive, Inc.*	4,667	4,241,650
Petco Health & Wellness Co., Inc.*	397,900	1,627,411
Ross Stores, Inc.	16,873	1,905,805
TJX Cos., Inc. (The)	194,345	17,273,384
Tractor Supply Co.(a)	2,449	497,269
Ulta Beauty, Inc.*	10,815	4,320,052
USS Co. Ltd. (Japan)	12,100	200,029
		96,253,050
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	1,193,605	204,357,112
Canon, Inc. (Japan)	61,100	1,471,816
Dell Technologies, Inc. (Class C Stock)	36,927	2,544,270
FUJIFILM Holdings Corp. (Japan)	22,800	1,318,993
Hewlett Packard Enterprise Co.	390,175	6,777,340
HP, Inc.	19,450	499,865
NetApp, Inc.	4,619	350,490
Ricoh Co. Ltd. (Japan)	191,000	1,647,941
Samsung Electronics Co. Ltd. (South Korea)	38,870	1,965,039
Seagate Technology Holdings PLC(a)	31,176	2,056,057
Seiko Epson Corp. (Japan)	118,400	1,859,421
Western Digital Corp.*	7,249	330,772
		225,179,116
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	3,536	620,245
Brunello Cucinelli SpA (Italy)	18,491	1,402,520
Burberry Group PLC (United Kingdom)	12,692	294,136
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	46,283	5,636,495
Hermes International SCA (France)	8,485	15,466,696
Lululemon Athletica, Inc.*	25,933	10,000,024
LVMH Moet Hennessy Louis Vuitton SE (France)	20,990	15,843,896
Moncler SpA (Italy)	21,581	1,250,727
NIKE, Inc. (Class B Stock)	33,533	3,206,426
On Holding AG (Switzerland) (Class A Stock)*(a)	78,925	2,195,694
Pandora A/S (Denmark)	5,359	553,002
Puma SE (Germany)	6,258	386,947
Ralph Lauren Corp.(a)	10,123	1,175,179
Skechers USA, Inc. (Class A Stock)*	42,100	2,060,795
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	5,255	$151,081
VF Corp.(a)	7,667	135,476
		60,379,339
Tobacco — 0.4%
Altria Group, Inc.	103,045	4,333,042
British American Tobacco PLC (United Kingdom)	327,718	10,289,919
Imperial Brands PLC (United Kingdom)	192,880	3,912,845
Japan Tobacco, Inc. (Japan)	409,200	9,414,890
Philip Morris International, Inc.	110,751	10,253,328
		38,204,024
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	9,900	620,433
Ashtead Group PLC (United Kingdom)	103,556	6,279,908
Fastenal Co.	12,743	696,278
Howden Joinery Group PLC (United Kingdom)	90,142	806,549
ITOCHU Corp. (Japan)	72,000	2,600,203
Mitsubishi Corp. (Japan)	33,900	1,615,346
Mitsui & Co. Ltd. (Japan)	78,300	2,839,937
Sojitz Corp. (Japan)	26,500	580,499
Sumitomo Corp. (Japan)	14,500	289,390
Toyota Tsusho Corp. (Japan)	12,600	741,082
United Rentals, Inc.(a)	1,533	681,526
W.W. Grainger, Inc.	8,052	5,570,696
		23,321,847
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	4,636	697,614
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	8,782	1,087,475
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	53,000	1,622,355
T-Mobile US, Inc.*	39,895	5,587,295
Vodafone Group PLC (United Kingdom)	434,970	407,741
		7,617,391

Total Common Stocks (cost $4,477,726,727)		4,555,191,765
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	338,441
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	19,636	1,842,389
		2,180,830
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	10,008	712,665

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	169,635	$811,635

Total Preferred Stocks (cost $4,360,037)		3,705,130
Unaffiliated Exchange-Traded Funds — 2.8%
iShares Core S&P 500 ETF	79,667	34,211,400
iShares Core U.S. Aggregate Bond ETF	737,613	69,365,126
iShares iBoxx $ Investment Grade Corporate Bond ETF	207,853	21,205,163
iShares JP Morgan USD Emerging Markets Bond ETF	67,888	5,602,118
iShares MSCI EAFE ETF(a)	287,702	19,828,422
iShares Russell 1000 Growth ETF	155,362	41,324,738
iShares Russell 1000 Value ETF	131,458	19,957,954
SPDR S&P 500 ETF Trust	148,482	63,473,085
Vanguard Total Bond Market ETF	338,836	23,643,976

Total Unaffiliated Exchange-Traded Funds (cost $296,328,208)		298,611,982

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	570	2,912
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.1%
Automobiles — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		313	304,373
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		303	298,627
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		800	793,828
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	922,239
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	335,509
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		160	145,650
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	394,359
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	785,032
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		67	$65,158
Series 2021-03, Class D, 144A
1.009%	02/26/29		90	85,822
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		430	417,356
Westlake Automobile Receivables Trust,
Series 2021-02A, Class B, 144A
0.620%	07/15/26		173	172,018
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.719%(c)	08/20/29		637	633,579
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	271,808
				5,625,358
Collateralized Loan Obligations — 4.9%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.978%(c)	04/20/32		4,395	4,388,532
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/15/31		1,465	1,460,683
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34		7,500	7,449,866
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.591%(c)	04/25/34	EUR	2,418	2,498,358
Series 06A, Class B2, 144A
6.000%	08/25/34	EUR	1,000	1,057,028
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.433%(c)	04/15/32	EUR	8,063	8,389,123
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.908%(c)	07/15/30		8,595	8,637,529
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
4.864%(c)	06/22/34	EUR	5,000	5,166,070
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.213%(c)	07/25/34		1,491	1,461,478

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)
6.567%(c)	04/23/31		1,907	$1,900,039
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32		10,595	10,515,538
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.755%(c)	10/21/34		1,250	1,244,285
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.630%(c)	04/18/35		15,000	14,848,554
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	01/20/32		10,000	9,977,830
Barings CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.538%(c)	07/20/29		560	558,410
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	10/15/33		810	807,110
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.688%(c)	01/20/34		10,450	10,436,243
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.708%(c)	05/17/31		1,447	1,438,171
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34		17,575	17,451,975
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.761%(c)	08/20/32		20,250	20,067,750
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.263%(c)	04/15/31	EUR	2,930	3,036,500
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	07/20/34		4,000	3,954,125
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	12,510	12,890,476
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
6.669%(c)	07/27/31		6,695	6,671,773
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.708%(c)	01/25/33		15,000	$14,964,127
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	07/20/34		3,500	3,467,396
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	01/20/35		6,340	6,286,390
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34		3,519	3,492,450
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.717%(c)	01/22/31		1,481	1,477,823
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.572%(c)	04/18/31		972	969,163
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31		4,809	4,787,721
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.710%(c)	07/15/34		3,811	3,783,887
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33		2,080	2,064,820
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
7.556%(c)	10/20/33		4,000	4,020,452
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.674%(c)	08/26/32	EUR	10,350	10,760,571
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		411	409,782
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.690%(c)	07/15/31		2,930	2,918,139
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		15,000	14,869,844
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/33		1,297	1,293,109

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.757%(c)	01/22/31		3,929	$3,920,253
Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.000%)
6.678%(c)	04/20/32		4,872	4,852,971
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.741%(c)	10/29/29		168	167,267
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31		4,665	4,648,270
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.708%(c)	04/15/34		2,930	2,909,226
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.766%(c)	10/20/31		2,346	2,335,497
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33		2,930	2,902,508
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.695% (Cap N/A, Floor 1.695%)
5.358%(c)	04/15/35	EUR	6,250	6,607,813
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.621%(c)	04/25/34	EUR	1,465	1,516,816
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.651%(c)	05/06/30		1,293	1,289,680
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		347	344,947
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.822%(c)	10/26/34		1,000	990,041
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.643%(c)	04/25/31		7,518	7,487,124
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.655%(c)	04/21/31		1,537	1,527,407
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	01/20/35		7,750	7,680,014
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.313%(c)	07/15/31	EUR	3,519	$3,629,317
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.763%(c)	04/25/30		614	611,804
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		12,080	11,885,209
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.750%(c)	01/15/31		7,506	7,483,134
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
6.512%(c)	07/18/30		710	708,099
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	10/17/31		2,655	2,640,920
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	10/20/34		16,750	16,590,875
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
4.453%(c)	05/25/34	EUR	3,000	3,089,173
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32		2,770	2,753,325
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.320%(c)	04/15/29		1,700	1,691,254
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.733%(c)	04/25/32		6,054	6,036,666
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		21,750	21,500,134
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		2,237	2,222,221
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.690%(c)	07/15/31		2,917	2,902,145
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.717%(c)	04/22/30		17,000	16,887,040

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class BR, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.170%(c)	04/17/30	1,400	$1,373,120
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.790%(c)	10/15/34	5,000	4,970,454
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.692%(c)	04/26/31	4,399	4,387,016
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/17/31	6,843	6,797,685
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	07/17/29	1,037	1,030,167
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.688%(c)	10/20/31	10,000	9,929,076
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30	2,368	2,362,714
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	04/15/31	1,283	1,273,857
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	01/17/31	933	931,248
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/16/31	1,757	1,754,258
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
6.370%(c)	10/15/29	288	286,568
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.438%(c)	07/20/34	810	796,473
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	10/15/34	7,500	7,429,205
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 0.000%)
6.720%(c)	07/15/31	2,930	2,912,937
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	10/20/31	4,395	4,380,497
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	10/20/34	7,500	7,425,855
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31		4,167	$4,156,129
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.682%(c)	01/26/31		1,149	1,140,979
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.520%(c)	04/15/29		369	367,653
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.513%(c)	01/17/32	EUR	10,500	10,890,642
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.551%(c)	04/25/30	EUR	1,035	1,077,654
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.525%(c)	02/20/30	EUR	5,825	6,061,091
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.530%(c)	04/16/31		394	393,516
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34		6,095	6,039,885
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		2,930	2,892,452
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30		1,302	1,295,236
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.817%(c)	04/23/32		3,465	3,440,261
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.626%(c)	07/20/31		8,546	8,586,338
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.672%(c)	07/18/31		6,000	5,949,000
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	04/15/33		867	860,216
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.650%(c)	10/17/32		450	447,831

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/17/31	2,566	$2,549,159
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.758%(c)	07/20/32	3,977	3,943,272
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31	1,582	1,573,765
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.737%(c)	07/24/32	15,000	14,940,172
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	4,295	4,255,730
			520,586,381
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	143	140,208
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	303	292,851
Series 2022-X01, Class A, 144A
1.750%	02/15/27	52	51,006
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	91	87,560
Series 2022-A, Class A, 144A
1.710%	02/20/35	762	736,061
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	255	220,172
Series 2021-02A, Class C, 144A
3.090%	04/20/32	300	244,293
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	269,166
Series 2023-01A, Class A, 144A
5.500%	06/14/38	1,500	1,464,748
Series 2023-02A, Class C, 144A
6.740%	09/15/36	200	199,125
Series 2023-02A, Class D, 144A
7.520%	09/15/36	200	199,115
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	44	43,705
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	100	96,489
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	150	146,495
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	$190,793
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	187,843
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		136	134,912
				4,704,542
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	05/25/34		24	23,407
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.934%(c)	03/25/43		12	11,244
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/34		18	14,757
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	08/25/33		21	19,533
				68,941
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		290	281,989
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	02/25/34		5	5,140
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.666%(c)	10/25/34		13	11,870
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.484%(c)	11/25/34		6	5,484
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.826%(c)	11/25/60	EUR	289	290,683
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.279%(c)	01/25/35		15	14,476

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.369%(c)	09/25/34	53	$50,958
			378,611
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	15	14,316
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	87	79,897
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	154	141,323
			235,536

Total Asset-Backed Securities (cost $540,787,559)			531,881,358
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	105,387
Series 2018-BN13, Class A4
3.953%	08/15/61	430	394,177
Series 2019-BN20, Class A2
2.758%	09/15/62	541	449,173
Series 2019-BN24, Class A3
2.960%	11/15/62	190	160,569
Series 2021-BN34, Class A5
2.438%	06/15/63	230	175,935
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	385	334,808
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.147%(c)	09/15/38	300	279,947
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.797%(c)	09/15/38	600	558,766
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,070	884,983
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	345	313,092
Series 2019-CD08, Class A3
2.657%	08/15/57	960	793,720
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	374	345,406
Series 2016-C07, Class A2
3.585%	12/10/54	334	311,680
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		788	$749,642
Series 2017-C04, Class A3
3.209%	10/12/50		375	342,304
Series 2019-GC41, Class A4
2.620%	08/10/56		385	324,519
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		110	110,028
Series 2014-UBS04, Class A3
3.430%	08/10/47		35	34,440
Series 2014-UBS06, Class A4
3.378%	12/10/47		248	241,194
Series 2015-LC21, Class A3
3.445%	07/10/48		569	548,855
Series 2015-LC23, Class A3
3.521%	10/10/48		499	480,855
Series 2016-COR01, Class A3
2.826%	10/10/49		450	412,121
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	110,932
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	266,269
Series 2018-CX12, Class A3 (original cost $305,864; purchased 07/09/21)(f)
3.959%	08/15/51		270	249,628
Series 2019-C17, Class A4
2.763%	09/15/52		145	120,531
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.219%(c)	08/07/30	GBP	567	675,531
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		307	279,297
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	148,342
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.787%(cc)	09/25/24		152	716
Series K052, Class X1, IO
0.763%(cc)	11/25/25		12,815	139,096
Series K055, Class X1, IO
1.473%(cc)	03/25/26		3,021	85,462
Series K097, Class X1, IO
1.220%(cc)	07/25/29		1,575	79,682
Series K131, Class X1, IO
0.830%(cc)	07/25/31		22,740	1,006,236
Series K154, Class A2
4.350%(cc)	01/25/33		585	545,229
Series K159, Class A2
4.500%(cc)	07/25/33		425	400,082

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K736, Class X1, IO
1.410%(cc)	07/25/26		217	$6,081
Series K741, Class X1, IO
0.653%(cc)	12/25/27		214	4,136
Freddie Mac Multifamily Certificates,
Series K160, Class A2
4.500%	12/25/33		445	416,764
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.547%(c)	10/15/36		350	323,822
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.997%(c)	10/15/36		580	523,554
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		163	157,987
Series 2019-GC42, Class A3
2.749%	09/10/52		850	718,681
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		744	719,858
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)
8.087%(c)	06/15/38		1,150	970,686
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)
8.837%(c)	06/15/38		635	524,049
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.213%(c)	03/15/39		400	379,930
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.663%(c)	03/15/39		1,100	1,045,879
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	174,136
Series 2019-H07, Class A3
3.005%	07/15/52		65	55,486
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	584,476
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.196%(c)	03/15/36		150	136,625
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
6.719%(c)	08/17/31	GBP	469	550,621
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.319%(c)	08/17/31	GBP	1,780	2,025,995
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $498,129; purchased 07/09/21)(f)
4.030%	08/15/51		440	$403,675
Series 2019-C16, Class A3
3.344%	04/15/52		385	342,738
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		56	55,129
Series 2017-C38, Class A4
3.190%	07/15/50		335	305,146
Series 2017-C41, Class A3
3.210%	11/15/50		575	514,794
Series 2019-C49, Class A3
3.749%	03/15/52		505	474,890
Series 2019-C52, Class A4
2.643%	08/15/52		245	208,010
Series 2021-C59, Class A5
2.626%	04/15/54		140	110,484

Total Commercial Mortgage-Backed Securities (cost $27,870,932)				24,192,266
Corporate Bonds — 5.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		3,600	3,543,790
2.196%	02/04/26		957	879,170
3.625%	02/01/31		1,525	1,314,605
5.705%	05/01/40		90	82,997
5.805%	05/01/50		645	583,994
5.930%	05/01/60		195	175,433
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		190	183,532
7.500%	03/15/25		543	541,643
7.500%	02/01/29		500	473,750
7.875%	04/15/27		5,721	5,564,473
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		515	511,000
				13,854,387
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	953,706
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	424	406,662
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,889	3,303,605
				4,663,973

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		101	$98,585
5.750%	04/20/29		125	116,094
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,533	2,343,918
4.625%	04/15/29		637	548,030
				3,106,627
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)		45	41,336
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		398	331,231
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		290	230,773
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,570	2,472,315
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)		160	118,580
				3,194,235
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33		850	805,390
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		1,140	876,754
4.750%	01/15/43		685	499,773
7.400%	11/01/46		2,165	2,191,143
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	169,978
4.000%	11/13/30		500	416,760
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		550	491,292
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		645	640,877
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		475	365,186
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,566,772
				8,023,925
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	$378,000
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,036	983,565
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		74	72,240
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		760	609,692
4.500%	02/15/32		1,306	1,012,647
5.625%	06/15/28(a)		650	594,757
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,225	996,260
				4,647,161
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	1,200	702,061
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	488,198
3.800%	10/27/30	CNH	25,720	3,713,032
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		600	553,045
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		500	470,000
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	171,251
0.500%	07/08/31	EUR	200	151,597
4.000%	09/08/27	EUR	300	312,674
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,190	913,639
5.933%(ff)	09/15/27		605	600,836
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		2	1,709
3.970%(ff)	03/05/29		1,095	1,002,695
4.271%(ff)	07/23/29		488	449,527
4.827%(ff)	07/22/26		425	414,469
Sub. Notes
2.482%(ff)	09/21/36		240	175,426
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		715	708,785
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		600	585,092
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		515	496,306

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
4.375%	05/02/30	EUR	600	$622,450
Sub. Notes
3.875%(ff)	06/16/32	EUR	1,700	1,692,868
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	950	750,016
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	280	262,881
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	500	515,151
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		545	449,206
5.335%(ff)	06/12/29		875	849,430
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	169,980
2.125%(ff)	01/23/27	EUR	2,100	2,095,789
3.875%(ff)	01/10/31	EUR	600	621,089
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	100	91,150
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,793	1,626,417
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/14/34	EUR	600	624,515
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	800	797,658
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,200	1,177,339
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	2,900	2,687,108
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		850	728,184
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	154,130
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	591,098
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		2,580	2,372,805
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		295	267,553
Sub. Notes
6.174%(ff)	05/25/34		880	843,711
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	4,200	3,365,062
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	241,739
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
6.316%(ff)	10/03/29		520	$519,825
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	200	177,312
3.875%	11/28/34	EUR	400	400,978
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/21/30	EUR	1,840	1,931,685
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	2,380	2,465,125
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		585	511,349
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,000,319
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	135,549
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	512,931
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		125	123,397
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	954,390
3.500%	07/02/25	CNH	2,200	299,523
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	355,253
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	675,723
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		2,155	1,614,334
3.375%	03/27/25	EUR	3,223	3,368,391
4.482%(ff)	08/23/28		340	321,696
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	1,140	990,972
3.000%(ff)	07/22/28	GBP	1,385	1,494,129
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	330	342,975
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		1,140	1,116,152
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	1,400	1,219,152
3.869%(ff)	03/28/26		610	588,269
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		250	224,383

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		480	$465,773
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	1,058,297
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	1,015	1,147,973
1.953%(ff)	02/04/32		60	45,452
2.069%(ff)	06/01/29		1,230	1,035,988
2.545%(ff)	11/08/32		415	321,140
2.580%(ff)	04/22/32		182	143,536
3.702%(ff)	05/06/30		311	277,230
4.452%(ff)	12/05/29		389	362,457
4.851%(ff)	07/25/28		425	409,732
5.299%(ff)	07/24/29		805	783,330
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	800	832,541
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	2,501	2,516,415
4.125%	07/15/33		5,541	5,267,620
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	868,336
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		685	593,508
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	593,371
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	866,039
3.620%(ff)	04/17/25		605	595,290
4.656%(ff)	03/02/29	EUR	300	316,558
5.123%(ff)	02/01/29		290	279,397
5.449%(ff)	07/20/29		250	243,639
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	58,125
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,093,474
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		745	585,541
5.250%(ff)	04/21/34		260	241,456
Sub. Notes
2.484%(ff)	09/16/36		550	401,916
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	4,829	4,594,046
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	136,953
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	283,029
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		400	$302,109
Sr. Unsec’d. Notes, EMTN
1.250%	12/07/27	GBP	1,000	999,217
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,003,198
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		870	861,963
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		620	610,751
Sr. Unsec’d. Notes, MTN
4.285%	09/13/24		200	196,851
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		100	94,235
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		165	155,432
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	91,075
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		1,300	1,285,234
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	705	505,746
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,545	1,413,910
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		1,550	1,451,619
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	1,209	1,207,320
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		145	131,264
5.557%(ff)	07/25/34		1,110	1,051,849
5.574%(ff)	07/25/29		585	570,658
				97,202,076
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,065	975,867
4.900%	02/01/46		955	828,419
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		25	23,634
4.350%	06/01/40		475	402,230
4.439%	10/06/48		505	414,486
5.550%	01/23/49		225	216,075

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	$198,725
5.300%	10/24/27		2,105	2,098,024
				5,157,460
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		205	181,793
5.150%	03/02/28		1,415	1,391,081
5.250%	03/02/30		560	546,910
5.600%	03/02/43		185	172,086
5.650%	03/02/53		125	116,835
5.750%	03/02/63		130	120,049
				2,528,754
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	641,393
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		238	229,086
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		365	295,650
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	690	610,010
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	2,372,091
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,459	2,036,698
				6,184,928
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	1,874,886
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		395	337,777
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		340	330,194
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		475	498,271
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	58,986
				3,100,114
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,308	$1,240,531
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	899,311
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,130,250
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		640	542,793
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	725	669,892
2.000%	01/15/30	EUR	1,150	1,013,022
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	985	832,693
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	395,661
4.250%	09/25/30	GBP	735	785,278
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		740	693,465
5.400%	05/01/53		150	137,889
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	742,597
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		275	275,348
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	3,510	3,076,524
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		284	175,861
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		480	437,219
2.700%	03/01/29		710	621,473
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		2,950	2,380,410
3.875%	02/15/31(a)		131	108,981
4.875%	01/15/28(a)		885	828,374
5.250%	01/15/30		2,800	2,583,227
				19,570,799
Computers — 0.0%
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	736,076

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		3,019	$2,580,382
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		845	756,957
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		60	55,324
Sub. Notes
5.625%(ff)	07/28/34		440	415,743
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		790	740,512
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		628	611,901
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	2,300	2,077,234
3.000%	10/17/29	EUR	2,300	2,344,329
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		1,035	1,011,771
6.377%(ff)	06/08/34		395	372,217
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	5,657	5,483,282
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	4,272	4,024,004
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		425	310,704
4.600%	03/15/33(a)		765	701,042
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		861	653,934
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	61,126
5.500%	08/15/28		837	738,393
6.000%	01/15/27(a)		2,855	2,699,360
OMERS Finance Trust (Canada),
Gtd. Notes
3.500%	04/19/32		708	612,431
Gtd. Notes, 144A
3.500%	04/19/32		1,840	1,591,629
4.000%	04/20/28		933	887,393
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25		518	513,578
7.125%	03/15/26		3,270	3,197,531
8.250%	10/01/23		1,060	1,060,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	2,667	$2,668,173
1.850%	05/03/32	EUR	579	522,064
2.000%	04/16/31		1,134	906,965
Gtd. Notes, 144A
1.250%	09/27/30		5,290	4,071,166
1.850%	05/03/32	EUR	1,456	1,313,163
2.000%	04/16/31		4,568	3,653,455
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	5,149	4,612,819
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	537,466
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,000	880,235
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	430	412,613
				50,498,514
Electric — 0.6%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		200	140,667
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	20,017
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,500	1,322,905
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		415	338,720
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		691	556,401
4.500%	02/15/28		1,241	1,119,158
5.250%	06/01/26		224	216,685
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		850	711,723
5.000%	02/01/31		1,240	1,004,118
5.125%	03/15/28		4,924	4,384,958
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,271	1,061,118
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		255	234,097
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		480	299,651
4.500%	05/15/58		135	102,366
6.150%	11/15/52		105	106,013

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		400	$294,326
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		3,560	3,530,136
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		65	33,927
3.600%	08/15/32		405	350,261
4.200%	09/01/52		280	218,044
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		422	398,035
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		245	232,040
4.500%	08/15/32		490	440,613
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	922,898
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	600	466,381
3.625%	01/11/30	EUR	3,500	3,588,728
4.000%	01/11/35	EUR	300	302,293
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		3,800	3,455,682
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		415	405,713
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		145	136,140
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,241,463
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,030	1,076,989
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		90	87,564
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	500	508,341
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		340	330,023
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	330	286,408
3.245%	03/30/34	EUR	300	275,515
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		284	163,278
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		515	$400,954
2.759%	01/10/32		76	59,636
5.783%	09/16/52		440	405,664
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,986	1,861,681
Gtd. Notes, 144A
3.375%	02/15/29		260	209,847
3.625%	02/15/31		2,708	2,054,174
3.875%	02/15/32		337	252,758
5.250%	06/15/29		201	177,337
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		550	538,610
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,200	1,176,529
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.278%(s)	04/11/31	CAD	1,000	509,354
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		310	199,009
4.950%	07/01/50		245	182,905
6.100%	01/15/29		645	629,007
6.150%	01/15/33		300	284,641
6.400%	06/15/33		450	434,148
6.750%	01/15/53		385	361,494
Sr. Sec’d. Notes
3.250%	06/01/31		355	282,432
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	735	591,924
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		500	498,732
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26		105	96,364
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		375	290,869
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		285	273,929
3.700%	04/01/29		115	103,433
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		120	119,882
5.850%	11/01/27		240	241,232
5.950%	11/01/32		175	174,669
First Ref. Mortgage
4.000%	04/01/47		10	7,240
4.650%	10/01/43		25	20,315

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	$20,273
First Ref. Mortgage, Series C
4.125%	03/01/48		19	13,997
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		705	665,643
5.500%	03/15/29		1,250	1,241,969
5.700%	03/15/34		640	627,789
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		215	172,513
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.700%	08/15/53		360	337,886
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,562	1,436,776
8.000%(ff)	10/15/26(oo)		4,143	3,975,994
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		6,972	6,410,936
5.500%	09/01/26		20	19,049
5.625%	02/15/27		5	4,737
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		675	658,688
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.500%	10/15/23		785	782,078
				59,170,492
Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	400	386,810
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		568	569,622
7.250%	06/15/28		546	549,752
				1,506,184
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,735	1,764,080
4.125%	11/02/34	EUR	1,330	1,374,080
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	84,854
				3,223,014
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	971,014
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	$176,031
2.000%	02/15/33	EUR	3,000	2,438,587
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	2,035	2,034,269
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		595	538,546
5.500%	07/31/47		400	304,256
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		355	321,318
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		694	564,611
				7,348,632
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		872	860,827
7.000%	02/15/30		775	753,711
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		2,100	1,780,399
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		1,567	1,563,646
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		1,046	983,701
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,753	1,297,723
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		570	549,536
3.755%	03/15/27		395	364,608
4.054%	03/15/29		165	147,183
4.279%	03/15/32(a)		295	250,361
5.050%	03/15/42(a)		1,075	831,552
5.141%	03/15/52		215	159,511
6.412%	03/15/26		1,020	1,019,891
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	40,212
				10,602,861
Environmental Control — 0.0%
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		670	662,222
5.450%	09/18/33		630	610,024
5.500%	09/18/26		1,295	1,289,392
				2,561,638

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		25	$21,300
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		850	711,640
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,780	5,060,873
4.500%	02/16/26	GBP	225	242,781
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,134,363
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,507	1,398,471
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		500	475,652
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	553,093
4.375%	01/31/32		1,049	879,217
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	362,495
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,380	1,149,210
				12,989,095
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
6.125%	06/23/33		200	193,250
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		340	280,075
				473,325
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,140	1,068,589
5.875%	08/20/26		1,001	961,629
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	605	475,026
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		440	450,319
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		20	15,092
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,072,278
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	$610,405
				4,653,338
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		3,300	3,272,588
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	865	799,575
2.650%	06/01/30		103	86,089
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		885	880,607
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,098,419
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	300	300,651
				6,437,929
Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	151,090
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		1,279	1,054,657
3.910%	10/01/50		41	28,933
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		175	133,180
4.625%	06/01/30		2,655	2,178,733
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		865	717,322
4.625%	03/15/52		445	333,881
5.000%	03/15/24		2,100	2,088,842
5.875%	02/01/29		265	260,315
5.900%	06/01/53		335	300,305
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	2,590	2,282,590
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	43,001
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,715	1,582,712
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		870	741,868

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,750	$1,642,340
Sr. Sec’d. Notes
4.250%	06/01/29	675	581,348
4.375%	01/15/30	685	590,006
4.625%	06/15/28	230	207,221
4.875%	01/01/26	30	28,764
5.125%	11/01/27	2,206	2,052,230
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	463	298,290
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	90	63,491
3.500%	08/15/39	150	115,184
4.375%	03/15/42	240	200,594
4.750%	07/15/45	47	40,718
4.750%	05/15/52	110	93,635
5.200%	04/15/63	320	285,451
5.250%	02/15/28	440	440,647
5.875%	02/15/53	155	155,621
			18,692,969
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	134	113,045
6.625%	01/15/28	2,314	2,180,653
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	45,689
7.250%	10/15/29	1,123	1,051,841
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	506	410,518
6.250%	09/15/27	791	708,910
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,270	1,855,725
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	81	79,723
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,779	1,514,640
5.250%	12/15/27	887	806,106
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	2,190	2,074,763
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	375	357,573
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,290	1,127,182
			12,326,368
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	$403,311
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	170,167
				573,478
Insurance — 0.1%
Allianz SE (Germany),
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	206,097
Sub. Notes
5.824%(ff)	07/25/53	EUR	600	636,956
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		300	283,108
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	2,035	2,099,610
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		335	321,363
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	658,554
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		710	685,760
Northwestern Mutual Global Funding,
Sec’d. Notes, 144A
1.750%	01/11/27		96	84,867
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		497	418,569
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,471,997
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	1,000	842,447
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,255	826,277
				8,535,605
Internet — 0.1%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	995	1,030,208
4.250%	05/15/29	EUR	2,140	2,271,239
4.500%	11/15/31	EUR	735	784,363
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		385	374,725
5.600%	05/15/53		1,200	1,136,519
5.750%	05/15/63		195	183,670

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		800	$509,472
				6,290,196
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	700	652,317
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	198,758
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	437,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		250	247,065
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		1,025	967,344
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,346,232
				2,997,641
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,135	914,818
5.375%	05/01/25		10	9,822
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)		95	90,368
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		570	551,456
3.500%	08/18/26		195	177,420
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		1,090	876,470
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		1,384	1,218,709
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,136,114
				4,975,177
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		475	477,437
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		870	$857,374
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	828,133
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,485	3,328,353
				5,491,297
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		1,100	863,291
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		730	581,308
4.250%	01/15/34		1,000	737,371
4.500%	08/15/30		70	57,417
4.500%	06/01/33		435	332,794
4.750%	03/01/30(a)		1,658	1,394,370
5.000%	02/01/28		125	113,471
5.125%	05/01/27		485	451,719
5.375%	06/01/29		280	251,244
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,340	801,059
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		185	184,136
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	1,094,121
5.500%	04/15/27(a)		230	197,121
Sr. Unsec’d. Notes
5.250%	06/01/24(a)		450	427,963
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	825,064
5.750%	01/15/30		1,000	559,934
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $716,625; purchased 08/30/22)(f)
5.375%	08/15/26(d)		3,675	87,062
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		675	515,849
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		155	85,622
5.875%	11/15/24		310	288,515
7.375%	07/01/28		410	259,052
7.750%	07/01/26		4,099	3,070,892
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,100	1,103,786

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,030	$1,004,648
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,518	1,592,587
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	710	606,148
				17,486,544
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	670	689,685
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	129,498
5.125%	02/02/33		200	184,328
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes
6.200%	04/14/52		200	167,228
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		400	360,080
				1,530,819
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		355	320,777
4.700%	08/23/52		285	245,668
				566,445
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	500	531,072
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,395	1,411,179
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	211,461
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	148,930
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,171	924,754
3.000%	10/14/33	EUR	3,310	3,368,791
				6,596,187
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		865	780,061
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas — 0.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	$505,607
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	648,466
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		350	312,890
6.000%	06/13/33		840	813,184
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	230,073
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		1,212	1,185,010
9.000%	11/01/27		40	50,672
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		648	639,940
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	210	155,473
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,250,262
Gtd. Notes, EMTN
1.231%	05/08/31	EUR	395	336,977
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	196,207
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		720	697,610
5.875%	02/01/29		1,856	1,745,850
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	689,664
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	457,825
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		700	690,639
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		1,015	1,008,737
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		730	704,203
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		665	640,058
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	512,442
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		486	461,621
7.300%	08/15/31		380	402,697

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	$131,166
6.000%	04/15/30		813	731,805
6.000%	02/01/31		145	127,554
6.250%	04/15/32		1,041	924,018
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		50	46,687
7.125%	02/01/27		248	251,452
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		184	184,973
7.500%	05/01/31		120	126,899
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,975	2,115,835
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,300	2,793,373
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	176,620
Gtd. Notes, EMTN
2.480%	01/28/32		200	158,246
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		250	172,037
3.300%	07/12/51		300	193,809
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		740	717,427
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	977,148
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		190	128,107
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,200,893
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	600	502,066
				25,996,222
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		1,575	1,531,688
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,511	1,313,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	305	$270,717
			3,115,704
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	458	373,919
4.250%	11/21/49	591	468,085
4.700%	05/14/45	50	42,673
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37	340	366,306
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	668	339,139
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	598	242,381
5.000%	02/15/29	969	382,755
5.250%	01/30/30	3,119	1,171,574
5.250%	02/15/31	717	275,149
6.250%	02/15/29	4,267	1,685,465
7.000%	01/15/28	57	24,225
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	290	183,481
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	2,000	1,989,173
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26	1,650	1,642,883
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	50	30,204
4.500%	05/17/33	280	261,967
5.000%	05/17/53	305	277,930
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	650	565,530
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	650	521,254
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26	1,300	1,269,672
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	885	649,899
			12,763,664
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,700	1,557,191

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.750%	03/01/27	426	$406,095
7.875%	05/15/26	963	968,713
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.055%	08/15/26	860	862,638
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	435	428,422
6.036%	11/15/33	565	551,975
6.497%	08/15/43	290	281,699
6.544%	11/15/53	205	200,269
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	1,700	1,682,053
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,859	1,603,854
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	2,795	2,573,838
Sr. Unsec’d. Notes
5.400%	10/01/47	790	649,735
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	688	572,586
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	275	269,093
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	866	818,918
5.200%	03/01/47	675	549,945
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	1,115	800,532
5.550%	11/01/26	180	178,826
5.650%	11/01/28	335	330,633
5.800%	11/01/30	110	107,647
6.050%	09/01/33	910	894,304
6.100%	11/15/32	375	370,335
6.350%	01/15/31	665	667,824
6.625%	09/01/53	240	234,861
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	912	830,331
6.000%	12/31/30	1,076	949,792
7.500%	10/01/25	355	354,132
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53	610	582,270
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	33,649
4.125%	08/15/31	40	32,830
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25	65	62,274
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.050%	02/01/30		825	$719,535
5.250%	02/01/50		377	291,686
5.300%	03/01/48		555	433,914
5.450%	04/01/44		775	625,232
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	547,933
4.500%	11/15/23		2,653	2,646,759
4.550%	06/24/24		437	432,301
4.650%	08/15/32		10	9,068
				26,113,692
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	2,100	2,043,628
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,155	825,356
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	331,850
1.625%	04/20/30	EUR	200	156,060
2.200%	07/24/25	EUR	2,035	2,014,310
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,605	2,294,882
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	1,838,359
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	301,695
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	267,204
3.200%	08/14/27	CNH	7,000	942,907
				11,016,251
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		1,340	1,193,019
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	2,035	1,827,231
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		575	398,299
9.750%	06/15/25		426	411,178
Sr. Unsec’d. Notes
4.750%	05/01/24		300	283,479
4.750%	02/15/28(a)		2,604	1,890,881
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	657,588

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	695	$641,103
4.625%	08/01/29(a)		280	198,478
5.000%	10/15/27(a)		1,577	1,221,260
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	870	895,594
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	700	735,041
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	865,931
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	641,727
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	57,467
4.125%	08/15/30		10	8,470
4.250%	12/01/26		30	27,947
4.500%	09/01/26		130	122,456
4.500%	01/15/28		435	398,279
4.625%	06/15/25		70	67,649
5.625%	05/01/24		5	4,976
5.750%	02/01/27		5	4,843
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	925	1,056,239
				13,609,135
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		559	502,351
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		188	75,443
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		880	818,770
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	623	635,207
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,743	5,877,712
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	314,767
3.875%	10/01/31		1,311	920,938
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		210	180,065
3.300%	04/15/40		610	453,511
4.950%	09/15/52(a)		160	143,101
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	320	$335,506
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		1,154	1,124,364
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	891,105
				12,272,840
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		509	433,807
2.600%	02/15/33		1,060	790,495
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		90	70,584
4.150%	04/15/32(a)		405	350,553
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		940	928,210
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		470	465,715
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		600	585,666
				3,625,030
Software — 0.0%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	482,878
Oracle Corp.,
Sr. Unsec’d. Notes
6.900%	11/09/52		75	77,230
				560,108
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		1,305	1,147,340
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		400	333,768
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	142	133,919
1.700%	03/25/26		720	653,241
2.550%	12/01/33		95	69,732
3.500%	06/01/41		147	102,130
3.550%	09/15/55		620	380,043
3.950%	04/30/31	EUR	850	861,800
5.539%	02/20/26		1,210	1,201,270

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	530	$470,800
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32(a)		500	381,250
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,950	1,955,102
6.500%	10/15/26		200	187,000
7.000%	10/15/28		200	182,000
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	1,000	1,019,990
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	1,300	1,305,319
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	111,581
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		773	894,901
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		355	360,587
7.625%	03/01/26		25	25,721
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		560	370,909
3.875%	04/15/30		945	836,488
4.950%	03/15/28		600	582,180
5.050%	07/15/33		305	282,478
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31		825	544,076
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	3,075	2,931,845
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		2,450	2,433,880
				19,759,350
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		115	71,628
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,635,534
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,475	1,474,029
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,250	$1,332,387
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	418,496
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	315	272,903
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	500	357,475
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	172,275
				5,734,727
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		643	543,112
3.250%	06/01/51		426	278,704
3.450%	05/01/50		37	25,217
4.200%	09/01/48		110	85,784
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	500	448,776
				1,381,593

Total Corporate Bonds (cost $627,901,249)				557,658,097
Floating Rate and Other Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month SOFR + 3.864%
9.182%(c)	04/21/28		921	924,429
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month SOFR + 4.114%
9.431%(c)	08/12/28		199	198,657
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29		2,247	2,189,837
Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B4 Loans, 1 Month SOFR + 1.600%
6.925%(c)	02/12/27		522	521,463
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%
8.631%(c)	03/20/28		1,786	1,772,448
				2,293,911

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, 6 Month SOFR + 3.500%
10.684%(c)	08/24/26	2,264	$50,930
Retail — 0.1%
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28	2,487	2,479,019
Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24	1,301	1,168,272
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.250%
9.772%(c)	02/01/29	1,204	1,201,240
			2,369,512

Total Floating Rate and Other Loans (cost $10,902,085)			10,506,295
Municipal Bonds — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	745	491,944
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue,
Revenue Bonds, BABs
5.735%	06/01/39	55	55,256
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	160	171,959
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	425,892
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	1,320	1,052,845
			2,197,896
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	430	439,797
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	520	544,951
			984,748
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	498	257,658

Total Municipal Bonds (cost $3,807,742)			3,440,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	156	$157,950
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.565%(c)	03/25/42	130	142,921
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	100	106,405
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.765%(c)	04/25/34	150	151,485
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	11/25/41	90	88,539
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	46	46,737
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33	190	187,525
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/33	145	143,007
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41	430	421,460
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.665%(c)	12/25/41	200	193,250
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	69	11,349
Series 4910, Class MI, IO
4.000%	08/25/49	89	17,427
Series 5020, Class IH, IO
3.000%	08/25/50	412	66,926
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	872	793,634
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49	567	476,662
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.016%(c)	03/25/54	55	55,000
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.915%(c)	04/25/34	469	467,543

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.215%(c)	04/25/34		200	$201,975
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.434%(c)	10/25/59		28	28,239

Total Residential Mortgage-Backed Securities (cost $3,818,507)				3,758,034
Sovereign Bonds — 2.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		600	477,246
Airport Authority (Hong Kong),
Sr. Unsec’d. Notes, 144A
4.875%	01/12/33		200	192,668
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,259,343
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	67	31,915
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	4,461	2,684,463
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	474	231,147
Sr. Unsec’d. Notes, Series 160
1.000%	12/21/30	AUD	216	110,410
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	4,425	1,503,184
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,673	1,548,240
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	1,030	603,246
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	199,063
4.690%	10/28/34	EUR	200	207,754
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	354,177
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	305,000	337,204
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,730	4,588,715
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	50	27,592
4.125%	09/23/29	EUR	900	927,080
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	685	697,761
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	5,900	$6,222,972
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	423,415
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	930	666,108
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	530	246,680
3.250%	09/01/28	CAD	2,876	2,024,179
3.500%	12/01/45	CAD	1,526	1,053,875
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	73,950
3.950%	06/29/43	CNH	18,500	2,741,941
4.000%	11/30/35	CNH	5,000	747,917
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,203,996
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	342,582
City of Toronto Canada (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	159,304
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	6,070	6,178,584
Colombian TES (Colombia),
Bonds, Series B
13.250%	02/09/33	COP	2,071,400	546,623
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	90,067
1.125%	03/04/33	EUR	200	162,757
1.500%	06/17/31(a)	EUR	2,205	1,945,020
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	4,255	2,817,472
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	13,290	517,930
Bonds, Series 103
2.000%	10/13/33	CZK	2,690	91,158
Bonds, Series 138
1.750%	06/23/32	CZK	8,560	291,046
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,660	767,808
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	269,329

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.400%	01/26/26	EUR	910	$897,400
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,488	1,130,304
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	360	364,399
0.000%	12/15/26	EUR	1,090	1,036,019
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,383	1,351,890
0.000%	04/22/31	EUR	695	570,188
0.000%	07/04/35	EUR	1,395	975,475
0.200%	06/04/36	EUR	215	149,390
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	490	423,674
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	1,030	523,620
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		285	281,027
5.125%	01/11/33		200	195,284
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.125%	04/15/52	EUR	487	205,880
3.000%	09/15/33	EUR	738	753,167
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/27	EUR	4,176	3,971,758
0.000%	11/25/31	EUR	315	256,393
0.750%	02/25/28	EUR	1,902	1,815,713
0.750%	05/25/52	EUR	1,598	795,320
2.000%	11/25/32	EUR	1,405	1,331,162
Bonds, 144A
1.750%	05/25/66	EUR	125	76,445
2.500%	05/25/43	EUR	1,936	1,678,619
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	646	420,300
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	6,790	5,538,996
1.875%	01/24/52	EUR	3,280	1,937,967
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	133,473
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	559,667
Hungary Government Bond (Hungary),
Bonds, Series 27/A
3.000%	10/27/27	HUF	287,460	657,306
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,750	188,532
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	3,790	2,972,256
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	$190,868
6.750%	09/25/52		200	189,602
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,000	876,982
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	3,790	3,556,313
1.100%	03/12/33	EUR	1,520	1,155,878
3.550%	03/31/32		200	172,550
4.150%	09/20/27		400	381,324
5.650%	01/11/53		300	285,906
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,211,305
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	17,622,000	1,112,848
Bonds, Series 089
6.875%	08/15/51	IDR	4,180,000	263,701
Bonds, Series 090
5.125%	04/15/27	IDR	19,150,000	1,185,181
Bonds, Series 095
6.375%	08/15/28	IDR	14,504,000	929,551
Ireland Government Bond (Ireland),
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	517	444,899
Unsec’d. Notes
1.700%	05/15/37	EUR	1,058	894,860
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	663,846
Bonds, Series 0330
1.000%	03/31/30	ILS	451	96,780
Bonds, Series 0432
1.300%	04/30/32	ILS	945	196,087
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	79,729
6.875%	10/21/34	GBP	200	266,136
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	2,831	2,716,178
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	8,680	6,858,007
0.950%	12/01/31	EUR	757	608,547
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	596,728
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	3,053	1,669,440
Sr. Unsec’d. Notes, Series 50YR, 144A
2.800%	03/01/67	EUR	95	61,784
Sr. Unsec’d. Notes, Series 5Y
2.650%	12/01/27	EUR	5,451	5,455,915
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	435,032

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	439,050	$2,006,242
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	669,750	4,499,562
Bonds, Series 361
0.100%	12/20/30	JPY	352,850	2,284,575
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	318,800	2,461,004
Bonds, Series 32
2.300%	03/20/40	JPY	65,550	505,416
Bonds, Series 51
0.300%	06/20/46	JPY	247,850	1,269,707
Bonds, Series 65
0.400%	12/20/49	JPY	913,000	4,533,292
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	88,450	535,235
Bonds, Series 162
0.600%	09/20/37	JPY	348,650	2,182,992
Bonds, Series 174
0.400%	09/20/40	JPY	751,000	4,334,065
Bonds, Series 181
0.900%	06/20/42	JPY	182,450	1,122,258
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	985	740,335
2.375%	11/09/28	EUR	1,670	1,575,098
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	821	767,236
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	2,243	1,832,124
Sr. Unsec’d. Notes, Series 98, 144A
3.300%	06/22/54	EUR	602	560,778
Sr. Unsec’d. Notes, Series 99, 144A
3.450%	06/22/43	EUR	658	651,721
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		500	483,000
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	1,137,470	791,828
Bonds, Series 3112
2.375%	12/10/31	KRW	303,050	199,344
Bonds, Series 4009
1.500%	09/10/40	KRW	1,469,180	755,815
Bonds, Series 5203
2.500%	03/10/52	KRW	3,078,060	1,735,045
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	678,792
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,917,220	2,029,370
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	2,901,500	1,863,364
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Latvia Government International Bond (Latvia),
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	$469,965
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	628,287
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	1,421	283,083
Bonds, Series 0122
3.582%	07/15/32	MYR	2,455	507,753
Bonds, Series 0123
4.457%	03/31/53	MYR	458	97,737
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,507,292
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	19,212	951,158
5.750%	03/05/26	MXN	13,781	709,358
Bonds, Series M20
7.500%	06/03/27	MXN	9,472	496,785
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	36,457	1,961,811
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	3,035	2,571,206
2.250%	08/12/36	EUR	735	545,385
2.659%	05/24/31		200	157,878
3.500%	02/12/34		250	195,255
3.771%	05/24/61		300	175,350
5.400%	02/09/28		200	196,940
6.350%	02/09/35		400	390,556
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	665,894
0.000%	07/15/31	EUR	421	351,775
0.000%	01/15/38	EUR	3,854	2,556,039
0.000%	01/15/52	EUR	237	103,205
0.500%	07/15/32	EUR	190	160,921
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	284	165,334
Bonds, Series 0433
3.500%	04/14/33	NZD	4,217	2,185,298
Bonds, Series 0534
4.250%	05/15/34	NZD	5,470	2,982,082
Bonds, Series 0551
2.750%	05/15/51	NZD	2,657	967,589
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	39,429	3,401,540
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.875%	01/31/36		200	200,041
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,703	384,442

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	$2,036,421
2.750%	01/30/26	EUR	655	664,030
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,324,683
1.200%	04/28/33	EUR	1,170	921,614
1.750%	04/28/41	EUR	410	273,456
1.950%	01/06/32		200	152,250
3.556%	09/29/32		500	429,615
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	483	367,087
Sr. Unsec’d. Notes, Series 15YR, 144A
2.250%	04/18/34	EUR	752	692,930
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	925	887,935
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	1,210	810,435
Unsec’d. Notes
3.100%	06/01/50	CAD	400	217,301
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	524	376,990
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	400	201,733
4.200%	07/06/33		3,103	2,903,592
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		1,229	1,152,389
2.550%	12/02/52	CAD	650	311,959
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	5,540	5,793,240
Unsec’d. Notes
2.050%	06/02/30	CAD	650	407,445
2.150%	06/02/31	CAD	1,725	1,063,639
3.450%	06/02/45	CAD	879	520,152
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	875	508,588
2.750%	04/12/27(a)		1,760	1,635,546
Unsec’d. Notes
3.100%	12/01/51	CAD	725	395,258
3.500%	12/01/45	CAD	582	346,677
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	200	113,405
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	500	292,140
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,577	981,296
4.500%	08/22/35	AUD	630	380,249
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	500	$435,914
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	583	572,589
1.500%	02/20/47	EUR	857	598,116
2.900%	05/23/29	EUR	332	344,664
2.900%	02/20/33	EUR	844	854,537
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		400	342,366
4.000%	10/17/49(a)		690	474,253
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,436	1,764,398
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		955	906,045
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	2,031	339,035
Bonds, Series 0527
3.750%	05/25/27	PLN	3,224	704,879
Bonds, Series 0726
2.500%	07/25/26	PLN	4,089	874,830
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		215	199,331
5.500%	04/04/53		295	266,261
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	2,410	553,543
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	35	31,727
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		200	202,392
7.625%	01/17/53		108	110,041
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	36,904
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	1,597,145
3.375%	01/28/50	EUR	180	111,979
3.875%	10/29/35	EUR	45	36,904
4.125%	03/11/39	EUR	140	111,232
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	89	55,113
3.000%	02/27/27		418	379,669
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	864,482
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		400	399,388
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		300	229,158
4.750%	01/18/28		665	648,435
4.875%	07/18/33		500	474,575

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	2,350	$2,007,233
5.000%	01/18/53		300	248,631
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	4,175	3,980,562
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	288	198,145
3.500%	03/01/27	SGD	1,769	1,296,922
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	377	212,907
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	176	159,095
Bonds, Series RS91
3.625%	03/11/33	EUR	300	315,174
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		1,885	1,822,399
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	740	758,703
Sr. Unsec’d. Notes
0.000%	01/31/27	EUR	6,381	6,018,776
0.800%	07/30/29	EUR	2,076	1,880,720
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	1,325	918,485
1.000%	10/31/50(k)	EUR	7,645	3,780,968
1.200%	10/31/40(k)	EUR	440	292,278
1.900%	10/31/52	EUR	1,019	628,594
2.900%	10/31/46	EUR	681	565,607
3.450%	07/30/66	EUR	75	62,915
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	114,554
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	468,417
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	14,220	1,168,846
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	853	993,535
3.250%	06/27/27	CHF	1,009	1,190,326
3.500%	04/08/33	CHF	1,095	1,458,034
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	74,191	1,973,577
1.600%	12/17/29	THB	21,883	554,123
2.750%	06/17/52	THB	11,313	258,274
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,604	199,624
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	250	124,923
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	2,765	$760,057
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	01/31/25	GBP	1,029	1,182,765
0.250%	07/31/31	GBP	421	376,129
0.875%	10/22/29	GBP	3,436	3,444,154
1.250%	07/22/27	GBP	5,362	5,839,089
1.500%	07/22/47	GBP	783	505,154
3.250%	01/22/44	GBP	219	211,723
4.000%	10/22/63	GBP	356	375,296
4.250%	12/07/46	GBP	2,024	2,251,600
Unsec’d. Notes
3.750%	01/29/38	GBP	3,096	3,398,365
3.750%	10/22/53	GBP	2,943	2,959,536
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34(a)		400	408,256

Total Sovereign Bonds (cost $326,007,949)				274,728,110
U.S. Government Agency Obligations — 0.9%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		182	140,557
1.500%	01/01/51		293	210,946
2.000%	10/01/35		269	232,013
2.000%	12/01/35		735	631,605
2.000%	05/01/36		300	258,349
2.000%	06/01/36		44	37,606
2.000%	06/01/36		135	116,026
2.000%	09/01/36		281	241,465
2.000%	08/01/40		342	277,772
2.000%	11/01/50		778	595,265
2.000%	03/01/51		54	41,925
2.000%	04/01/51		340	259,677
2.000%	05/01/51		336	257,553
2.500%	06/01/30		60	54,410
2.500%	07/01/30		26	23,395
2.500%	02/01/32		81	73,482
2.500%	11/01/35		73	64,953
2.500%	11/01/36		83	73,287
2.500%	07/01/50		212	169,661
2.500%	11/01/50		391	312,532
2.500%	01/01/51		722	578,117
2.500%	02/01/51		119	96,372
2.500%	03/01/51		299	238,881
2.500%	07/01/51		89	71,372
2.500%	08/01/51		169	134,861
2.500%	09/01/51		314	251,005
3.000%	06/01/30		16	15,274
3.000%	01/01/32		77	71,808
3.000%	05/01/35		20	18,064
3.000%	09/01/35		61	54,133
3.000%	01/01/37		40	35,729
3.000%	02/01/37		64	57,109
3.000%	08/01/46		187	157,935

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/01/46	314	$265,553
3.000%	02/01/47	126	106,199
3.000%	01/01/50	160	133,549
3.000%	02/01/50	190	159,031
3.000%	07/01/51	312	260,845
3.000%	01/01/52	326	271,088
3.500%	10/01/30	15	14,066
3.500%	12/01/30	33	32,158
3.500%	04/01/33	47	43,787
3.500%	08/01/33	133	125,207
3.500%	08/01/42	79	70,120
3.500%	01/01/44	81	72,188
3.500%	07/01/45	85	74,789
3.500%	09/01/47	278	241,606
3.500%	11/01/47	516	452,608
3.500%	03/01/48	420	368,286
3.500%	02/01/52	113	97,642
4.000%	01/01/33	125	119,530
4.000%	06/01/42	38	34,443
4.000%	05/01/44	110	100,374
4.000%	09/01/44	77	70,048
4.000%	04/01/45	19	17,376
4.000%	05/01/45	52	47,845
4.000%	10/01/45	105	95,666
4.000%	02/01/46	210	189,195
4.000%	05/01/46	63	56,922
4.000%	01/01/47	85	77,685
4.000%	05/01/47	118	106,723
4.000%	04/01/52	3,733	3,326,922
4.500%	12/01/34	20	18,629
4.500%	03/01/41	100	94,504
4.500%	07/01/41	28	26,249
4.500%	03/01/44	34	32,141
4.500%	12/01/45	70	66,266
4.500%	12/01/45	112	105,135
4.500%	09/01/50	591	550,523
4.500%	11/01/52	1,511	1,388,151
5.000%	02/01/42	95	92,566
5.000%	10/01/48	50	47,898
5.000%	08/01/52	331	312,734
5.000%	01/01/53	789	744,888
5.000%	04/01/53	243	229,611
5.500%	08/01/40	6	6,332
6.000%	12/01/52	275	273,045
6.000%	03/01/53	96	95,418
6.250%	07/15/32	580	641,193
6.750%	03/15/31	1,865	2,086,537
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	380	279,502
Federal National Mortgage Assoc.
1.500%	TBA	650	466,934
1.500%	11/01/41	284	218,947
2.000%	04/01/30	7	5,983
2.000%	07/01/30	35	31,441
2.000%	04/01/31	28	24,602
2.000%	02/01/36	325	279,313
2.000%	05/01/36	149	128,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	05/01/36	202	$173,814
2.000%	05/01/36	230	198,780
2.000%	06/01/36	483	416,533
2.000%	08/01/36	68	58,877
2.000%	08/01/36	355	305,428
2.000%	09/01/36	214	183,820
2.000%	09/01/36	219	188,915
2.000%	12/01/36	151	129,639
2.000%	02/01/37	261	224,742
2.000%	03/01/37	1,274	1,099,898
2.000%	06/01/40	120	96,419
2.000%	11/01/40	24	19,360
2.000%	12/01/40	210	169,791
2.000%	01/01/41	60	48,478
2.000%	07/01/41	102	81,637
2.000%	11/01/41	931	747,195
2.000%	07/01/50	144	110,189
2.000%	08/01/50	808	619,036
2.000%	12/01/50	608	469,081
2.000%	02/01/51	473	361,303
2.000%	02/01/51	7,621	5,822,029
2.000%	03/01/51	133	101,278
2.000%	03/01/51	145	112,241
2.000%	03/01/51	172	132,919
2.000%	03/01/51	826	630,978
2.000%	05/01/51	256	195,544
2.000%	05/01/51	618	474,435
2.000%	05/01/51	2,803	2,150,112
2.000%	07/01/51	827	631,693
2.000%	08/01/51	346	265,554
2.000%	10/01/51	842	648,769
2.500%	TBA	4,675	3,710,226
2.500%	05/01/30	7	5,949
2.500%	05/01/30	41	37,123
2.500%	06/01/30	16	14,537
2.500%	07/01/30	34	31,313
2.500%	07/01/30	39	35,953
2.500%	07/01/30	41	37,646
2.500%	11/01/31	79	71,124
2.500%	07/01/32	137	123,653
2.500%	10/01/34	82	72,681
2.500%	02/01/36	631	559,720
2.500%	05/01/36	528	466,534
2.500%	06/01/36	43	38,342
2.500%	04/01/37	363	313,670
2.500%	06/01/40	373	310,922
2.500%	07/01/40	285	237,500
2.500%	11/01/40	325	270,519
2.500%	04/01/45	9	7,488
2.500%	09/01/46	9	6,928
2.500%	07/01/50	38	30,643
2.500%	07/01/50	581	467,859
2.500%	09/01/50	347	278,332
2.500%	11/01/50	417	336,035
2.500%	12/01/50	379	301,629
2.500%	03/01/51	555	443,983
2.500%	04/01/51	151	120,366

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	07/01/51	395	$315,796
2.500%	07/01/51	1,714	1,371,270
2.500%	09/01/51	749	600,891
2.500%	10/01/51	399	319,251
2.500%	11/01/51	564	452,492
2.500%	12/01/51	346	278,019
2.500%	03/01/52	256	204,433
2.500%	04/01/52	453	361,820
3.000%	06/01/30	52	48,287
3.000%	07/01/30	6	5,570
3.000%	07/01/30	36	33,737
3.000%	07/01/30	71	66,638
3.000%	09/01/30	36	33,964
3.000%	11/01/30	18	16,551
3.000%	03/01/31	60	55,616
3.000%	04/01/32	153	142,248
3.000%	06/01/32	94	86,531
3.000%	07/01/33	59	53,798
3.000%	03/01/35	19	16,731
3.000%	05/01/35	292	264,806
3.000%	09/01/35	31	27,319
3.000%	02/01/37	33	29,061
3.000%	12/01/40	259	221,864
3.000%	11/01/42	155	132,378
3.000%	05/01/45	263	222,227
3.000%	06/01/45	180	152,155
3.000%	07/01/45	54	45,333
3.000%	08/01/45	171	144,787
3.000%	01/01/46	30	25,033
3.000%	04/01/46	267	227,642
3.000%	10/01/46	64	53,796
3.000%	10/01/46	95	79,989
3.000%	11/01/46	242	204,725
3.000%	12/01/46	100	84,772
3.000%	12/01/46	413	348,983
3.000%	12/01/49	159	132,695
3.000%	12/01/49	160	133,944
3.000%	03/01/50	158	132,112
3.000%	05/01/50	164	137,034
3.000%	08/01/50	128	106,742
3.000%	08/01/50	290	241,262
3.000%	10/01/50	221	183,968
3.000%	12/01/50	303	252,482
3.000%	12/01/50	652	548,120
3.000%	05/01/51	415	346,833
3.000%	08/01/51	321	267,211
3.000%	12/01/51	116	96,474
3.000%	06/01/52	3,595	2,979,960
3.500%	12/01/29	26	24,503
3.500%	05/01/30	20	19,061
3.500%	10/01/30	35	32,604
3.500%	11/01/32	43	40,932
3.500%	01/01/35	7	6,668
3.500%	02/01/36	91	83,006
3.500%	02/01/37	28	25,584
3.500%	06/01/42	127	112,576
3.500%	06/01/43	185	163,635
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	10/01/43	257	$227,471
3.500%	04/01/47	301	265,361
3.500%	08/01/47	47	40,769
3.500%	09/01/47	198	173,070
3.500%	09/01/47	267	234,858
3.500%	01/01/48	582	510,150
3.500%	03/01/48	86	75,341
3.500%	04/01/48	399	348,986
3.500%	11/01/48	202	176,637
3.500%	06/01/49	539	471,518
3.500%	09/01/49	287	250,840
3.500%	10/01/50	3,725	3,242,851
3.500%	07/01/51	249	217,122
3.500%	09/01/57	436	370,432
3.500%	05/01/58	169	144,114
4.000%	04/01/35	30	27,713
4.000%	03/01/41	65	59,625
4.000%	11/01/42	94	86,257
4.000%	06/01/44	36	33,027
4.000%	11/01/44	102	92,952
4.000%	03/01/45	24	22,335
4.000%	11/01/45	36	32,773
4.000%	01/01/46	78	71,239
4.000%	03/01/46	152	138,442
4.000%	01/01/47	102	91,983
4.000%	04/01/47	73	66,307
4.000%	04/01/47	104	94,536
4.000%	12/01/47	207	188,328
4.000%	04/01/48	106	96,737
4.000%	06/01/48	807	731,792
4.000%	10/01/48	168	152,606
4.000%	02/01/49	247	222,754
4.000%	09/01/49	64	57,527
4.000%	03/01/51	209	188,181
4.500%	TBA	2,565	2,458,304
4.500%	03/01/40	6	6,086
4.500%	08/01/40	37	34,070
4.500%	02/01/41	32	30,049
4.500%	06/01/41	94	89,088
4.500%	09/01/41	17	16,174
4.500%	01/01/42	51	48,181
4.500%	01/01/43	48	45,236
4.500%	03/01/44	21	19,579
4.500%	06/01/44	6	5,561
4.500%	02/01/46	132	123,855
4.500%	05/01/48	132	123,036
4.500%	06/01/48	72	67,265
4.500%	01/01/51	205	191,635
5.000%	TBA	2,365	2,231,230
5.000%	05/01/38	50	48,800
5.000%	08/01/52	782	739,724
5.500%	TBA	1,775	1,715,302
5.500%	07/01/38	27	27,146
5.500%	05/01/39	34	34,311
5.500%	05/01/40	17	17,117
5.500%	11/01/52	965	933,321
6.000%	TBA	1,050	1,036,219

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/36	20	$20,586
6.000%	11/01/38	18	18,709
6.000%	09/01/39	45	45,324
6.000%	06/01/40	26	26,018
6.000%	05/01/53	193	192,665
6.625%	11/15/30	855	946,190
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	86,388
Government National Mortgage Assoc.
2.000%	TBA	1,975	1,561,099
2.000%	09/20/50	219	174,312
2.000%	10/20/50	355	282,195
2.000%	11/20/50	221	175,434
2.000%	11/20/50	302	235,267
2.500%	TBA	400	326,890
2.500%	01/20/47	40	33,323
2.500%	11/20/49	354	290,974
2.500%	03/20/51	641	524,127
2.500%	04/20/51	359	294,288
2.500%	05/20/51	178	145,763
2.500%	12/20/51	1,170	956,719
2.500%	10/20/52	1,186	969,928
3.000%	05/20/43	153	131,663
3.000%	11/20/43	178	153,104
3.000%	01/15/45	23	19,512
3.000%	03/15/45	23	19,575
3.000%	04/20/45	152	131,046
3.000%	01/20/47	228	196,677
3.000%	02/20/47	154	132,258
3.000%	06/20/47	349	300,395
3.000%	08/20/47	142	122,339
3.000%	12/20/49	127	107,986
3.000%	01/20/50	151	128,503
3.000%	04/20/51	1,055	898,129
3.000%	07/20/51	347	294,536
3.000%	10/20/51	162	137,819
3.000%	12/20/51	256	217,704
3.000%	01/20/52	857	726,161
3.500%	TBA	1,909	1,672,016
3.500%	04/15/45	23	20,742
3.500%	07/20/47	545	483,694
3.500%	08/20/47	181	160,506
3.500%	09/20/47	35	31,167
3.500%	11/20/47	28	25,035
3.500%	12/20/47	26	23,496
3.500%	03/20/48	97	85,914
3.500%	09/20/51	220	193,718
3.500%	11/20/51	22	19,722
4.000%	TBA	750	675,674
4.000%	03/15/44	51	46,828
4.000%	01/20/46	71	64,814
4.000%	02/20/46	25	22,518
4.000%	03/20/46	110	101,460
4.000%	07/20/47	194	177,910
4.000%	12/20/47	71	65,461
4.000%	09/20/48	149	135,771
4.000%	11/20/48	393	359,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/20/50	22	$20,268
4.500%	TBA	1,205	1,113,166
4.500%	10/15/41	28	26,329
4.500%	07/20/44	105	99,695
4.500%	04/20/45	119	113,292
5.000%	TBA	1,865	1,767,233
5.000%	06/15/38	16	15,077
5.000%	06/15/39	27	25,973
5.000%	12/15/39	21	20,967
5.000%	10/20/42	7	6,636
5.000%	03/15/44	88	86,263
5.500%	TBA	1,775	1,722,443
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	290	199,933

Total U.S. Government Agency Obligations (cost $111,323,584)			98,978,923
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
1.375%	11/15/40	2,424	1,433,948
1.750%	08/15/41(a)(h)(k)	65,919	41,055,177
2.000%	08/15/51	13,472	7,777,975
2.250%	05/15/41(k)	30,495	20,922,429
2.250%	08/15/46(h)	5,180	3,283,634
2.375%	05/15/51	330	209,395
2.875%	05/15/52	3,585	2,543,109
3.000%	11/15/45	835	617,509
3.000%	08/15/52(h)(k)	1,865	1,359,702
3.250%	05/15/42	460	366,778
4.000%	11/15/42(k)	864	767,340
4.375%	08/15/43(k)	5,000	4,667,187
U.S. Treasury Notes
1.250%	06/30/28(k)	1,465	1,254,521
2.375%	03/31/29(k)	2,065	1,838,495
3.250%	06/30/29	129	119,879
3.625%	03/31/28	4,241	4,066,059
3.750%	04/15/26(a)	16,459	16,006,377
3.750%	06/30/30	220	208,794
3.875%	11/30/29	16	15,336
3.875%	12/31/29	155	148,497
3.875%	08/15/33	3,009	2,843,035
4.625%	06/30/25	7,793	7,725,725
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	421,789
1.961%(s)	11/15/40(k)	8,025	3,362,977
1.963%(s)	08/15/41	10,650	4,277,473
2.117%(s)	05/15/44(k)	1,665	586,782
3.631%(s)	05/15/41(h)	31,655	12,898,176
4.395%(s)	05/15/43(k)	12,265	4,523,198

Total U.S. Treasury Obligations (cost $184,092,615)			145,301,296

Total Long-Term Investments (cost $9,259,036,457)			9,206,098,237

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Short-Term Investments — 14.4%
Affiliated Mutual Funds — 12.6%
PGIM Core Ultra Short Bond Fund(wa)	1,141,664,313	$1,141,664,313
PGIM Institutional Money Market Fund (cost $186,921,537; includes $185,985,243 of cash collateral for securities on loan)(b)(wa)	187,034,202	186,921,981

Total Affiliated Mutual Funds (cost $1,328,585,850)		1,328,586,294

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.9%
AT&T, Inc.
5.613%	11/21/23		6,775	6,720,291
5.619%	11/20/23		5,600	5,555,632
Crown Castle International Corp.
6.033%	10/31/23		5,225	5,197,872
Dominion Energy, Inc.
5.655%	11/28/23		7,000	6,934,900
E.ON AG
5.756%	11/06/23		6,575	6,536,426
Engie SA
5.411%	11/21/23		8,975	8,904,546
General Motors Financial Co., Inc.
5.751%	11/06/23		6,258	6,220,130
Intercontinental Exchange, Inc.
5.597%	11/01/23		5,125	5,098,273
NiSource, Inc.
5.565%	10/03/23		8,600	8,594,815
Oracle Corp.
5.472%	10/05/23		4,300	4,296,145
O’Reilly Automotive, Inc.
5.574%	10/25/23		8,700	8,665,310
Ovintiv, Inc.
6.304%	10/20/23		5,925	5,904,916
Paramount Global
5.929%	11/01/23		5,225	5,196,727
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.553%	10/12/23		8,425	8,408,060

Total Commercial Paper (cost $92,264,542)					92,234,043
Foreign Treasury Obligations(n) — 0.3%
Japan Treasury Discount Bills, Series 1171
(0.121)%	10/23/23	JPY	3,349,000	22,412,636
Japan Treasury Discount Bills, Series 1177
(0.115)%	11/20/23	JPY	313,700	2,099,710
Japan Treasury Discount Bills, Series 1178
(0.148)%	11/27/23	JPY	1,257,600	8,417,891

Total Foreign Treasury Obligations (cost $34,368,965)					32,930,237
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
5.330%	12/14/23		61,000	60,344,074
(cost $60,341,081)

	Shares	Value
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	4,972,588	$4,972,588
(cost $4,972,588)
Option Purchased*~ — 0.0%
(cost $50,363)		57,375

Total Short-Term Investments (cost $1,520,583,389)		1,519,124,611

TOTAL INVESTMENTS—101.6% (cost $10,779,619,846)		10,725,222,848

Liabilities in excess of other assets(z) — (1.6)%		(169,134,208)

Net Assets — 100.0%		$10,556,088,640

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ANZ	Australia and New Zealand Banking Group
A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWS	NatWest Markets Securities, Inc.
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,912 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,808,887; cash collateral of $185,985,243 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,520,618. The aggregate value of $740,365 is 0.0% of net assets.

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/12/23	$(2,635)		$(2,004,041)
Federal National Mortgage Assoc.	2.000%	TBA	10/18/23	(3,125)		(2,679,382)
Federal National Mortgage Assoc.	2.500%	TBA	10/18/23	(1,660)		(1,462,616)
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	(3,050)		(2,521,611)
Federal National Mortgage Assoc.	3.000%	TBA	10/18/23	(105)		(94,968)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(5,835)		(5,017,644)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(4,934)		(4,392,416)
Federal National Mortgage Assoc.	4.500%	TBA	10/12/23	(500)		(459,063)
Government National Mortgage Assoc.	3.000%	TBA	10/23/23	(1,040)		(881,319)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $19,967,005)						$(19,513,060)
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/23	$107.00		216		216	$57,375
(cost $50,363)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
108	3 Month CME SOFR	Dec. 2023	$25,550,100	$8,577
255	3 Month CME SOFR	Mar. 2024	60,275,625	(25,599)
108	3 Month CME SOFR	Jun. 2024	25,548,750	(19,098)
40	3 Month EuroSTR	Dec. 2023	10,158,058	204
1,471	2 Year U.S. Treasury Notes	Dec. 2023	298,187,790	(549,856)
25	5 Year Canadian Government Bonds	Dec. 2023	1,987,484	(59)
3,227	5 Year U.S. Treasury Notes	Dec. 2023	339,994,719	(1,960,648)
94	10 Year Canadian Government Bonds	Dec. 2023	7,967,767	(133,153)
3,720	10 Year U.S. Treasury Notes	Dec. 2023	401,992,500	(6,823,226)
585	20 Year U.S. Treasury Bonds	Dec. 2023	66,562,031	(3,562,872)
1,581	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	187,644,938	(12,928,688)
763	Euro Schatz Index	Dec. 2023	84,693,517	44,967
65	Euro-BTP Italian Government Bond	Dec. 2023	7,540,783	(142,109)
14	Euro-OAT	Dec. 2023	1,823,545	(29,490)
947	Mini MSCI EAFE Index	Dec. 2023	96,665,025	(3,363,933)
293	Russell 2000 E-Mini Index	Dec. 2023	26,349,490	(1,077,208)
1,598	S&P 500 E-Mini Index	Dec. 2023	345,607,450	(13,432,644)
				(43,994,835)
Short Positions:
82	3 Year Australian Treasury Bonds	Dec. 2023	5,553,791	6,222
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
38	3 Year Korea Treasury Bonds	Dec. 2023	$2,901,956	$3,536
205	5 Year Euro-Bobl	Dec. 2023	25,087,221	316,489
443	5 Year U.S. Treasury Notes	Dec. 2023	46,674,205	454,273
346	10 Year Euro-Bund	Dec. 2023	47,057,605	727,015
12	10 Year Korea Treasury Bonds	Dec. 2023	959,538	9,111
169	10 Year U.K. Gilt	Dec. 2023	19,415,500	195,621
241	10 Year U.S. Treasury Notes	Dec. 2023	26,043,063	(63,935)
621	10 Year U.S. Ultra Treasury Notes	Dec. 2023	69,280,313	2,025,738
43	20 Year U.S. Treasury Bonds	Dec. 2023	4,892,594	124
30	30 Year Euro Buxl	Dec. 2023	3,880,953	187,285
134	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	15,904,125	709,647
255	10 Year Australian Treasury Bonds	Dec. 2023	18,358,189	398,273
107	British Pound Currency	Dec. 2023	8,165,438	238,848
530	Euro Currency	Dec. 2023	70,307,813	1,130,798
394	Euro Schatz Index	Dec. 2023	43,734,267	169,245
				6,508,290
				$(37,486,545)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BNP	AUD	2,020	$1,298,252	$1,298,986	$734	$—
Expiring 10/04/23	BNP	AUD	1,475	943,041	948,516	5,475	—
Expiring 10/04/23	CA	AUD	4,036	2,587,343	2,595,399	8,056	—
Expiring 10/04/23	GSI	AUD	5,905	3,826,865	3,797,282	—	(29,583)
Expiring 10/04/23	JPM	AUD	995	641,188	639,847	—	(1,341)
Expiring 10/04/23	MSI	AUD	23,283	15,114,765	14,972,416	—	(142,349)
Expiring 10/04/23	MSI	AUD	8,800	5,705,502	5,658,947	—	(46,555)
Expiring 10/04/23	MSI	AUD	4,470	2,850,220	2,874,488	24,268	—
Expiring 10/04/23	MSI	AUD	2,980	1,900,653	1,916,325	15,672	—
Expiring 10/04/23	MSI	AUD	1,490	952,344	958,163	5,819	—
Expiring 10/04/23	SSB	AUD	2,960	1,918,864	1,903,464	—	(15,400)
Expiring 10/04/23	SSB	AUD	2,010	1,295,405	1,292,555	—	(2,850)
Expiring 10/04/23	SSB	AUD	2,000	1,301,568	1,286,124	—	(15,444)
Expiring 10/04/23	TD	AUD	10,512	6,735,038	6,759,869	24,831	—
Expiring 10/04/23	TD	AUD	2,224	1,424,917	1,430,170	5,253	—
Expiring 10/04/23	UAG	AUD	1,261	814,142	810,901	—	(3,241)
Expiring 10/04/23	UAG	AUD	1,255	806,925	807,043	118	—
Expiring 10/04/23	UAG	AUD	960	626,330	617,340	—	(8,990)
Expiring 10/19/23	CITI	AUD	1,144	734,000	736,057	2,057	—
Expiring 10/19/23	MSI	AUD	1,070	696,000	688,640	—	(7,360)
Expiring 10/19/23	SSB	AUD	373	254,343	240,302	—	(14,041)
Expiring 11/03/23	JPM	AUD	1,630	1,049,602	1,049,348	—	(254)
Expiring 11/03/23	TD	AUD	14,953	9,590,301	9,626,316	36,015	—
Expiring 11/03/23	UAG	AUD	264	169,196	169,956	760	—
Expiring 11/03/23	UAG	AUD	231	148,302	148,711	409	—
Expiring 11/03/23	UAG	AUD	110	70,696	70,815	119	—
Expiring 11/03/23	UAG	AUD	110	70,630	70,815	185	—
Expiring 11/03/23	UAG	AUD	110	70,685	70,815	130	—
Expiring 11/03/23	UAG	AUD	110	70,740	70,815	75	—
Expiring 11/03/23	UAG	AUD	11	7,075	7,081	6	—
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 10/03/23	BOA	BRL	11,813	$2,416,339	$2,348,572	$—	$(67,767)
Expiring 10/03/23	CITI	BRL	11,813	2,359,014	2,348,572	—	(10,442)
Expiring 10/03/23	GSI	BRL	7,508	1,502,000	1,492,625	—	(9,375)
Expiring 11/03/23	CITI	BRL	11,813	2,344,245	2,338,544	—	(5,701)
British Pound,
Expiring 10/03/23	BARC	GBP	3,738	4,564,991	4,561,357	—	(3,634)
Expiring 10/03/23	BARC	GBP	220	274,480	268,407	—	(6,073)
Expiring 10/03/23	TD	GBP	217	273,622	264,255	—	(9,367)
Expiring 10/04/23	BARC	GBP	1,429	1,807,612	1,743,573	—	(64,039)
Expiring 10/04/23	BNP	GBP	843	1,033,556	1,028,574	—	(4,982)
Expiring 10/04/23	BNP	GBP	516	654,538	629,589	—	(24,949)
Expiring 10/04/23	BNP	GBP	313	397,036	381,902	—	(15,134)
Expiring 10/04/23	CITI	GBP	5,286	6,501,364	6,449,634	—	(51,730)
Expiring 10/04/23	CITI	GBP	468	584,747	571,023	—	(13,724)
Expiring 10/04/23	CWMC	GBP	334	410,006	407,525	—	(2,481)
Expiring 10/04/23	GSI	GBP	1,532	1,899,408	1,869,247	—	(30,161)
Expiring 10/04/23	HSBC	GBP	1,041	1,287,432	1,270,160	—	(17,272)
Expiring 10/04/23	HSBC	GBP	850	1,045,804	1,037,114	—	(8,690)
Expiring 10/04/23	JPM	GBP	760	949,680	927,303	—	(22,377)
Expiring 10/04/23	MSI	GBP	1,801	2,212,986	2,197,463	—	(15,523)
Expiring 10/04/23	MSI	GBP	760	949,371	927,302	—	(22,069)
Expiring 10/04/23	MSI	GBP	664	841,493	810,169	—	(31,324)
Expiring 10/04/23	SSB	GBP	1,498	1,897,427	1,827,763	—	(69,664)
Expiring 10/04/23	TD	GBP	27,365	33,478,341	33,388,994	—	(89,347)
Expiring 10/04/23	TD	GBP	5,390	6,594,126	6,576,528	—	(17,598)
Expiring 10/04/23	UAG	GBP	515	651,777	628,370	—	(23,407)
Expiring 10/04/23	UAG	GBP	416	526,611	507,576	—	(19,035)
Expiring 11/02/23	MSI	GBP	108	131,332	131,478	146	—
Expiring 11/03/23	BARC	GBP	1,244	1,525,934	1,518,131	—	(7,803)
Expiring 11/03/23	BNP	GBP	1,248	1,529,572	1,523,012	—	(6,560)
Expiring 11/03/23	CITI	GBP	1,248	1,529,084	1,523,012	—	(6,072)
Expiring 11/03/23	TD	GBP	2,492	3,049,246	3,041,142	—	(8,104)
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	2,489	1,848,771	1,832,636	—	(16,135)
Expiring 10/04/23	BOA	CAD	2,696	2,002,600	1,985,049	—	(17,551)
Expiring 10/04/23	CITI	CAD	2,560	1,906,262	1,884,913	—	(21,349)
Expiring 10/04/23	DB	CAD	3,593	2,658,199	2,645,505	—	(12,694)
Expiring 10/04/23	DB	CAD	1,532	1,133,415	1,128,002	—	(5,413)
Expiring 10/04/23	JPM	CAD	2,595	1,906,204	1,910,683	4,479	—
Expiring 10/04/23	JPM	CAD	2,570	1,900,258	1,892,276	—	(7,982)
Expiring 10/04/23	JPM	CAD	1,753	1,295,075	1,290,724	—	(4,351)
Expiring 10/04/23	JPM	CAD	1,752	1,298,833	1,289,987	—	(8,846)
Expiring 10/04/23	MSI	CAD	985	729,978	725,250	—	(4,728)
Expiring 10/04/23	SSB	CAD	2,580	1,903,619	1,899,639	—	(3,980)
Expiring 10/04/23	TD	CAD	25,485	18,870,789	18,764,457	—	(106,332)
Expiring 10/04/23	TD	CAD	1,877	1,389,856	1,382,024	—	(7,832)
Expiring 10/19/23	MSI	CAD	675	499,370	497,108	—	(2,262)
Expiring 11/03/23	BARC	CAD	8,914	6,614,193	6,566,121	—	(48,072)
Expiring 11/03/23	BARC	CAD	714	529,788	525,937	—	(3,851)
Expiring 11/03/23	BNP	CAD	2,055	1,519,394	1,513,729	—	(5,665)
Expiring 11/03/23	GSI	CAD	1,250	924,973	920,760	—	(4,213)
Expiring 11/03/23	TD	CAD	1,532	1,134,869	1,128,482	—	(6,387)
Chilean Peso,
Expiring 10/04/23	CITI	CLP	1,218,440	1,343,818	1,370,783	26,965	—
Expiring 10/04/23	CITI	CLP	332,763	367,005	374,369	7,364	—
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 10/04/23	JPM	CLP	264,149	$296,600	$297,176	$576	$—
Chinese Renminbi,
Expiring 10/10/23	BARC	CNH	4,005	547,944	549,016	1,072	—
Expiring 10/10/23	BNP	CNH	3,163	437,212	433,592	—	(3,620)
Expiring 10/10/23	BNP	CNH	1,232	169,062	168,885	—	(177)
Expiring 10/10/23	CA	CNH	3,163	435,987	433,592	—	(2,395)
Expiring 10/10/23	GSI	CNH	5,083	696,905	696,791	—	(114)
Expiring 10/10/23	JPM	CNH	2,721	374,226	373,001	—	(1,225)
Expiring 10/10/23	SCB	CNH	5,627	768,663	771,363	2,700	—
Expiring 10/10/23	SCB	CNH	3,780	516,358	518,172	1,814	—
Expiring 10/10/23	SCB	CNH	2,721	374,134	373,002	—	(1,132)
Expiring 10/10/23	UAG	CNH	5,443	748,544	746,141	—	(2,403)
Expiring 11/16/23	BOA	CNH	30,654	4,215,000	4,208,575	—	(6,425)
Expiring 11/16/23	GSI	CNH	23,071	3,157,000	3,167,415	10,415	—
Expiring 11/16/23	GSI	CNH	22,035	3,030,000	3,025,277	—	(4,723)
Expiring 11/16/23	HSBC	CNH	17,425	2,404,000	2,392,282	—	(11,718)
Expiring 11/16/23	HSBC	CNH	10,050	1,384,000	1,379,762	—	(4,238)
Expiring 11/16/23	MSI	CNH	3,098	426,100	425,317	—	(783)
Expiring 01/24/24	BOA	CNH	5,891	872,676	812,060	—	(60,616)
Expiring 04/10/24	CA	CNH	5,891	834,266	816,346	—	(17,920)
Colombian Peso,
Expiring 10/04/23	BNP	COP	2,957,512	718,008	724,031	6,023	—
Expiring 10/04/23	BNP	COP	1,148,086	280,001	281,064	1,063	—
Expiring 10/04/23	BOA	COP	1,530,782	374,366	374,753	387	—
Expiring 10/04/23	CITI	COP	2,606,100	643,799	638,002	—	(5,797)
Expiring 10/04/23	CITI	COP	1,981,100	494,216	484,995	—	(9,221)
Expiring 10/04/23	CITI	COP	1,148,086	280,294	281,064	770	—
Expiring 11/03/23	BNP	COP	2,263,414	547,507	549,015	1,508	—
Expiring 11/03/23	BOA	COP	3,017,884	731,892	732,018	126	—
Expiring 11/03/23	CITI	COP	2,332,700	572,301	565,820	—	(6,481)
Expiring 11/03/23	CITI	COP	2,263,414	548,075	549,014	939	—
Expiring 11/03/23	GSI	COP	1,162,712	283,292	282,028	—	(1,264)
Expiring 12/20/23	BARC	COP	17,002,444	3,990,763	4,082,733	91,970	—
Expiring 12/20/23	HSBC	COP	9,571,839	2,375,588	2,298,449	—	(77,139)
Expiring 12/20/23	TD	COP	10,253,842	2,513,813	2,462,217	—	(51,596)
Czech Koruna,
Expiring 10/04/23	BARC	CZK	21,360	928,575	925,563	—	(3,012)
Expiring 10/04/23	BOA	CZK	11,316	497,013	490,340	—	(6,673)
Expiring 10/04/23	BOA	CZK	4,910	214,983	212,758	—	(2,225)
Expiring 10/04/23	BOA	CZK	4,900	214,721	212,325	—	(2,396)
Expiring 10/04/23	CITI	CZK	2,044	89,659	88,570	—	(1,089)
Expiring 10/04/23	MSI	CZK	7,082	308,367	306,875	—	(1,492)
Expiring 10/19/23	BARC	CZK	16,823	727,000	728,488	1,488	—
Expiring 11/03/23	BARC	CZK	4,364	189,481	188,864	—	(617)
Danish Krone,
Expiring 10/04/23	DB	DKK	5,865	834,068	831,597	—	(2,471)
Euro,
Expiring 10/03/23	BNP	EUR	76,798	81,363,688	81,207,776	—	(155,912)
Expiring 10/03/23	MSI	EUR	1,690	1,840,178	1,787,197	—	(52,981)
Expiring 10/03/23	MSI	EUR	423	451,898	447,032	—	(4,866)
Expiring 10/04/23	BARC	EUR	1,778	1,910,482	1,880,170	—	(30,312)
Expiring 10/04/23	BNP	EUR	1,198	1,300,590	1,266,841	—	(33,749)
Expiring 10/04/23	BOA	EUR	5,323	5,701,210	5,628,878	—	(72,332)
Expiring 10/04/23	CITI	EUR	544	583,452	575,260	—	(8,192)
Expiring 10/04/23	CITI	EUR	14	14,931	14,805	—	(126)
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/23	DB	EUR	120,500	$127,833,630	$127,424,358	$—	$(409,272)
Expiring 10/04/23	DB	EUR	21,031	22,930,642	22,239,516	—	(691,126)
Expiring 10/04/23	DB	EUR	19,547	20,736,630	20,670,240	—	(66,390)
Expiring 10/04/23	DB	EUR	1,745	1,894,425	1,845,274	—	(49,151)
Expiring 10/04/23	GSI	EUR	1,778	1,903,843	1,880,170	—	(23,673)
Expiring 10/04/23	HSBC	EUR	1,212	1,296,295	1,281,646	—	(14,649)
Expiring 10/04/23	JPM	EUR	1,773	1,908,716	1,874,882	—	(33,834)
Expiring 10/04/23	JPM	EUR	1,767	1,898,193	1,868,539	—	(29,654)
Expiring 10/04/23	JPM	EUR	1,767	1,896,720	1,868,538	—	(28,182)
Expiring 10/04/23	JPM	EUR	1,242	1,330,052	1,313,369	—	(16,683)
Expiring 10/04/23	JPM	EUR	1,212	1,297,559	1,281,646	—	(15,913)
Expiring 10/04/23	JPM	EUR	897	957,187	948,544	—	(8,643)
Expiring 10/04/23	JPM	EUR	888	949,017	939,027	—	(9,990)
Expiring 10/04/23	JPM	EUR	873	949,538	923,166	—	(26,372)
Expiring 10/04/23	JPM	EUR	725	777,231	766,661	—	(10,570)
Expiring 10/04/23	MSI	EUR	1,241	1,331,144	1,312,313	—	(18,831)
Expiring 10/04/23	MSI	EUR	887	953,010	937,971	—	(15,039)
Expiring 10/04/23	MSI	EUR	884	950,670	934,798	—	(15,872)
Expiring 10/04/23	MSI	EUR	831	903,201	878,753	—	(24,448)
Expiring 10/04/23	MSI	EUR	728	791,523	769,833	—	(21,690)
Expiring 10/04/23	NWS	EUR	2,345	2,496,297	2,479,752	—	(16,545)
Expiring 10/04/23	SCB	EUR	11,370	12,105,513	12,023,361	—	(82,152)
Expiring 10/04/23	SCB	EUR	10,679	11,396,427	11,292,653	—	(103,774)
Expiring 10/04/23	SCB	EUR	577	614,326	610,157	—	(4,169)
Expiring 10/04/23	SSB	EUR	1,190	1,292,630	1,258,382	—	(34,248)
Expiring 10/04/23	SSB	EUR	1,078	1,149,614	1,139,946	—	(9,668)
Expiring 10/04/23	UAG	EUR	889	950,247	940,085	—	(10,162)
Expiring 10/04/23	UAG	EUR	723	781,091	764,546	—	(16,545)
Expiring 10/04/23	UAG	EUR	715	768,455	756,087	—	(12,368)
Expiring 10/04/23	UAG	EUR	714	766,480	755,029	—	(11,451)
Expiring 10/19/23	BARC	EUR	1,903	2,016,403	2,013,949	—	(2,454)
Expiring 10/19/23	BNP	EUR	2,225	2,380,417	2,354,815	—	(25,602)
Expiring 10/19/23	CITI	EUR	1,270	1,382,000	1,343,444	—	(38,556)
Expiring 10/19/23	CITI	EUR	1,269	1,412,169	1,342,782	—	(69,387)
Expiring 10/19/23	HSBC	EUR	491	533,840	519,356	—	(14,484)
Expiring 11/02/23	BARC	EUR	2,761	2,920,991	2,923,257	2,266	—
Expiring 11/03/23	DB	EUR	14,008	14,878,919	14,832,052	—	(46,867)
Expiring 11/03/23	GSI	EUR	4,413	4,678,288	4,672,605	—	(5,683)
Expiring 11/03/23	JPM	EUR	1,441	1,517,042	1,525,770	8,728	—
Expiring 11/03/23	JPM	EUR	1,439	1,535,604	1,523,652	—	(11,952)
Expiring 11/03/23	MSI	EUR	2,869	3,055,927	3,037,776	—	(18,151)
Expiring 11/03/23	SSB	EUR	315	332,643	333,531	888	—
Expiring 11/03/23	SSB	EUR	104	110,150	110,118	—	(32)
Expiring 11/03/23	UAG	EUR	138	145,523	146,118	595	—
Hong Kong Dollar,
Expiring 10/04/23	MSI	HKD	4,370	558,709	558,096	—	(613)
Expiring 11/03/23	SCB	HKD	4,370	558,513	558,507	—	(6)
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	287,636	779,317	780,197	880	—
Expiring 10/04/23	BARC	HUF	279,772	796,413	758,866	—	(37,547)
Expiring 10/19/23	CITI	HUF	532,845	1,487,148	1,441,108	—	(46,040)
Expiring 10/19/23	MSI	HUF	254,669	695,000	688,766	—	(6,234)
Expiring 11/03/23	BARC	HUF	146,572	394,867	395,309	442	—
Indian Rupee,
Expiring 10/04/23	BNP	INR	25,960	312,553	312,351	—	(202)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/04/23	DB	INR	311,303	$3,748,019	$3,745,593	$—	$(2,426)
Expiring 10/04/23	JPM	INR	110,260	1,332,125	1,326,647	—	(5,478)
Expiring 10/04/23	JPM	INR	96,330	1,163,265	1,159,041	—	(4,224)
Expiring 10/04/23	MSI	INR	120,873	1,457,882	1,454,342	—	(3,540)
Expiring 10/04/23	SCB	INR	24,661	297,784	296,721	—	(1,063)
Expiring 10/04/23	SCB	INR	24,661	297,784	296,721	—	(1,063)
Expiring 10/04/23	SCB	INR	24,661	297,757	296,721	—	(1,036)
Expiring 10/04/23	SCB	INR	22,727	274,414	273,451	—	(963)
Expiring 11/03/23	DB	INR	234,623	2,815,589	2,817,550	1,961	—
Expiring 12/20/23	JPM	INR	347,911	4,178,000	4,169,543	—	(8,457)
Expiring 12/20/23	JPM	INR	240,723	2,889,004	2,884,953	—	(4,051)
Expiring 12/20/23	JPM	INR	214,908	2,575,000	2,575,571	571	—
Expiring 12/20/23	MSI	INR	388,048	4,648,000	4,650,562	2,562	—
Indonesian Rupiah,
Expiring 10/04/23	BARC	IDR	64,460,833	4,151,532	4,165,530	13,998	—
Expiring 10/04/23	BARC	IDR	5,933,000	382,109	383,397	1,288	—
Expiring 10/04/23	MSI	IDR	1,713,000	112,546	110,696	—	(1,850)
Expiring 11/03/23	JPM	IDR	9,399,315	609,554	606,945	—	(2,609)
Expiring 12/20/23	MSI	IDR	101,646,000	6,607,469	6,559,321	—	(48,148)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	4,425	1,161,253	1,160,412	—	(841)
Expiring 10/04/23	BNP	ILS	7,568	1,978,472	1,984,633	6,161	—
Expiring 10/04/23	BNP	ILS	3,539	925,186	928,067	2,881	—
Expiring 10/04/23	HSBC	ILS	2,655	697,038	696,247	—	(791)
Expiring 10/04/23	HSBC	ILS	437	114,660	114,599	—	(61)
Expiring 11/03/23	BNP	ILS	167	43,779	43,855	76	—
Expiring 11/03/23	GSI	ILS	1,918	503,201	503,677	476	—
Expiring 12/20/23	BARC	ILS	2,430	639,579	639,921	342	—
Japanese Yen,
Expiring 10/04/23	BARC	JPY	281,200	1,912,873	1,883,188	—	(29,685)
Expiring 10/04/23	BARC	JPY	279,100	1,897,082	1,869,124	—	(27,958)
Expiring 10/04/23	BARC	JPY	191,200	1,300,311	1,280,461	—	(19,850)
Expiring 10/04/23	BNP	JPY	4,275,949	28,682,495	28,635,911	—	(46,584)
Expiring 10/04/23	BNP	JPY	1,784,171	12,255,533	11,948,544	—	(306,989)
Expiring 10/04/23	BNP	JPY	189,700	1,307,121	1,270,416	—	(36,705)
Expiring 10/04/23	CA	JPY	279,100	1,904,288	1,869,125	—	(35,163)
Expiring 10/04/23	CBA	JPY	1,443,835	9,776,953	9,669,323	—	(107,630)
Expiring 10/04/23	CWMC	JPY	280,300	1,901,809	1,877,161	—	(24,648)
Expiring 10/04/23	CWMC	JPY	140,600	957,141	941,594	—	(15,547)
Expiring 10/04/23	DB	JPY	71,100	490,701	476,154	—	(14,547)
Expiring 10/04/23	GSI	JPY	381,900	2,600,916	2,557,574	—	(43,342)
Expiring 10/04/23	GSI	JPY	280,300	1,900,260	1,877,161	—	(23,099)
Expiring 10/04/23	GSI	JPY	279,100	1,900,394	1,869,125	—	(31,269)
Expiring 10/04/23	GSI	JPY	278,100	1,930,870	1,862,428	—	(68,442)
Expiring 10/04/23	JPM	JPY	559,100	3,791,484	3,744,277	—	(47,207)
Expiring 10/04/23	JPM	JPY	191,200	1,291,504	1,280,461	—	(11,043)
Expiring 10/04/23	MSI	JPY	840,400	5,697,712	5,628,135	—	(69,577)
Expiring 10/04/23	MSI	JPY	562,400	3,830,692	3,766,377	—	(64,315)
Expiring 10/04/23	MSI	JPY	386,650	2,629,433	2,589,384	—	(40,049)
Expiring 10/04/23	MSI	JPY	316,350	2,154,042	2,118,588	—	(35,454)
Expiring 10/04/23	MSI	JPY	279,400	1,904,885	1,871,134	—	(33,751)
Expiring 10/04/23	MSI	JPY	226,200	1,530,641	1,514,855	—	(15,786)
Expiring 10/04/23	MSI	JPY	139,800	951,565	936,237	—	(15,328)
Expiring 10/04/23	MSI	JPY	94,900	654,894	635,542	—	(19,352)
Expiring 10/19/23	BNP	JPY	85,367	608,222	573,274	—	(34,948)
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/19/23	BNP	JPY	51,971	$349,157	$349,009	$—	$(148)
Expiring 10/19/23	BNYM	JPY	312,735	2,297,450	2,100,150	—	(197,300)
Expiring 10/19/23	BNYM	JPY	186,648	1,371,175	1,253,422	—	(117,753)
Expiring 10/19/23	CITI	JPY	98,821	699,000	663,628	—	(35,372)
Expiring 10/19/23	HSBC	JPY	66,958	463,170	449,650	—	(13,520)
Expiring 11/02/23	BARC	JPY	155,700	1,048,275	1,048,163	—	(112)
Expiring 11/02/23	BNP	JPY	2,411,071	16,248,029	16,231,183	—	(16,846)
Expiring 11/02/23	BOA	JPY	340,900	2,294,574	2,294,918	344	—
Expiring 11/02/23	DB	JPY	341,100	2,304,266	2,296,265	—	(8,001)
Expiring 11/02/23	GSI	JPY	565,900	3,825,088	3,809,604	—	(15,484)
Expiring 11/02/23	GSI	JPY	113,700	764,493	765,421	928	—
Expiring 11/02/23	JPM	JPY	226,200	1,534,959	1,522,765	—	(12,194)
Expiring 11/02/23	JPM	JPY	226,100	1,532,519	1,522,092	—	(10,427)
Expiring 11/02/23	MSI	JPY	228,100	1,535,997	1,535,555	—	(442)
Expiring 11/02/23	MSI	JPY	113,700	764,331	765,422	1,091	—
Expiring 11/02/23	SCB	JPY	701,046	4,738,198	4,719,399	—	(18,799)
Malaysian Ringgit,
Expiring 10/04/23	BNP	MYR	11,134	2,367,484	2,376,847	9,363	—
Expiring 10/04/23	DB	MYR	2,627	560,606	560,803	197	—
Mexican Peso,
Expiring 10/04/23	BARC	MXN	105,605	5,988,375	6,054,762	66,387	—
Expiring 10/04/23	BARC	MXN	48,625	2,847,014	2,787,868	—	(59,146)
Expiring 10/04/23	BARC	MXN	24,082	1,365,580	1,380,719	15,139	—
Expiring 10/04/23	BARC	MXN	13,080	748,626	749,929	1,303	—
Expiring 10/04/23	BOA	MXN	19,810	1,124,718	1,135,787	11,069	—
Expiring 10/04/23	GSI	MXN	48,625	2,849,900	2,787,868	—	(62,032)
Expiring 10/04/23	GSI	MXN	19,190	1,120,191	1,100,240	—	(19,951)
Expiring 10/04/23	GSI	MXN	13,170	765,392	755,089	—	(10,303)
Expiring 10/04/23	GSI	MXN	7,130	413,878	408,792	—	(5,086)
Expiring 10/04/23	MSI	MXN	97,700	5,675,725	5,601,537	—	(74,188)
Expiring 10/04/23	SSB	MXN	70,403	4,040,112	4,036,489	—	(3,623)
Expiring 10/04/23	SSB	MXN	16,054	921,267	920,441	—	(826)
Expiring 10/04/23	UAG	MXN	105,605	5,954,610	6,054,763	100,153	—
Expiring 10/04/23	UAG	MXN	24,082	1,357,880	1,380,719	22,839	—
Expiring 10/04/23	UAG	MXN	19,620	1,127,094	1,124,894	—	(2,200)
Expiring 11/03/23	BARC	MXN	26,360	1,531,356	1,503,403	—	(27,953)
Expiring 11/03/23	BARC	MXN	16,090	920,375	917,669	—	(2,706)
Expiring 11/03/23	BMO	MXN	3,974	229,047	226,652	—	(2,395)
Expiring 11/03/23	BOA	MXN	15,740	908,330	897,707	—	(10,623)
Expiring 11/03/23	SSB	MXN	21,030	1,202,780	1,199,415	—	(3,365)
Expiring 12/20/23	BARC	MXN	7,505	420,727	424,701	3,974	—
New Taiwanese Dollar,
Expiring 10/04/23	BARC	TWD	9,864	305,860	306,089	229	—
Expiring 10/04/23	BNP	TWD	40,196	1,264,482	1,247,321	—	(17,161)
New Zealand Dollar,
Expiring 10/04/23	ANZ	NZD	2,313	1,366,067	1,386,295	20,228	—
Expiring 10/04/23	BARC	NZD	3,240	1,907,800	1,941,892	34,092	—
Expiring 10/04/23	BOA	NZD	4,175	2,459,581	2,502,283	42,702	—
Expiring 10/04/23	GSI	NZD	2,250	1,323,043	1,348,536	25,493	—
Expiring 10/04/23	GSI	NZD	1,595	951,433	955,962	4,529	—
Expiring 10/04/23	JPM	NZD	7,985	4,756,505	4,785,804	29,299	—
Expiring 10/04/23	MSI	NZD	9,296	5,550,037	5,571,551	21,514	—
Expiring 10/04/23	MSI	NZD	4,855	2,847,826	2,909,840	62,014	—
Expiring 10/04/23	MSI	NZD	3,235	1,898,544	1,938,895	40,351	—
Expiring 10/04/23	MSI	NZD	2,297	1,369,802	1,376,705	6,903	—
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/04/23	MSI	NZD	1,615	$952,001	$967,950	$15,949	$—
Expiring 10/04/23	MSI	NZD	1,610	950,798	964,952	14,154	—
Expiring 10/04/23	SSB	NZD	4,405	2,590,492	2,640,133	49,641	—
Expiring 10/04/23	TD	NZD	11,780	7,013,812	7,060,335	46,523	—
Expiring 10/04/23	UAG	NZD	1,605	950,036	961,955	11,919	—
Expiring 10/04/23	UAG	NZD	1,605	950,014	961,956	11,942	—
Expiring 10/04/23	UAG	NZD	893	532,003	535,219	3,216	—
Expiring 10/19/23	BARC	NZD	1,331	838,665	797,824	—	(40,841)
Expiring 10/19/23	BARC	NZD	859	541,091	514,741	—	(26,350)
Expiring 11/03/23	BARC	NZD	3,200	1,900,083	1,917,941	17,858	—
Expiring 11/03/23	BNP	NZD	3,200	1,901,158	1,917,941	16,783	—
Expiring 11/03/23	GSI	NZD	6,390	3,804,088	3,829,887	25,799	—
Expiring 11/03/23	GSI	NZD	3,202	1,897,220	1,919,139	21,919	—
Expiring 11/03/23	GSI	NZD	940	564,800	563,395	—	(1,405)
Expiring 11/03/23	MSI	NZD	3,203	1,897,890	1,919,739	21,849	—
Expiring 11/03/23	TD	NZD	9,286	5,528,857	5,565,624	36,767	—
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	24,486	2,311,941	2,289,456	—	(22,485)
Expiring 10/04/23	BARC	NOK	11,280	1,043,459	1,054,687	11,228	—
Expiring 10/04/23	BOA	NOK	1,907	181,166	178,306	—	(2,860)
Expiring 10/04/23	CITI	NOK	13,840	1,292,953	1,294,049	1,096	—
Expiring 10/04/23	CITI	NOK	5,723	543,564	535,104	—	(8,460)
Expiring 10/04/23	GSI	NOK	20,260	1,903,755	1,894,323	—	(9,432)
Expiring 10/04/23	HSBC	NOK	8,120	754,059	759,225	5,166	—
Expiring 10/04/23	JPM	NOK	10,160	946,438	949,966	3,528	—
Expiring 10/04/23	JPM	NOK	5,760	534,472	538,563	4,091	—
Expiring 10/04/23	UAG	NOK	50,650	4,770,202	4,735,807	—	(34,395)
Expiring 10/04/23	UAG	NOK	20,310	1,897,023	1,898,998	1,975	—
Expiring 10/04/23	UAG	NOK	10,160	949,557	949,966	409	—
Expiring 10/04/23	UAG	NOK	7,510	701,765	702,190	425	—
Expiring 10/19/23	BNYM	NOK	4,539	449,985	424,626	—	(25,359)
Expiring 11/03/23	JPM	NOK	8,200	764,906	767,357	2,451	—
Expiring 11/03/23	JPM	NOK	4,220	390,963	394,908	3,945	—
Expiring 11/03/23	SSB	NOK	10,449	969,029	977,819	8,790	—
Expiring 11/03/23	UAG	NOK	16,390	1,527,650	1,533,779	6,129	—
Expiring 11/03/23	UAG	NOK	12,031	1,134,021	1,125,862	—	(8,159)
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	1,588	417,236	419,151	1,915	—
Expiring 10/04/23	CITI	PEN	48	12,612	12,670	58	—
Expiring 10/04/23	MSI	PEN	966	258,159	254,974	—	(3,185)
Expiring 12/20/23	CITI	PEN	16,690	4,476,349	4,387,147	—	(89,202)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	14,325	252,236	253,218	982	—
Expiring 11/03/23	BARC	PHP	14,325	251,616	253,145	1,529	—
Polish Zloty,
Expiring 10/04/23	BARC	PLN	12,181	2,789,278	2,787,981	—	(1,297)
Expiring 10/04/23	BARC	PLN	8,306	1,901,957	1,901,073	—	(884)
Expiring 10/04/23	BARC	PLN	2,283	526,231	522,532	—	(3,699)
Expiring 10/04/23	BARC	PLN	1,522	350,861	348,355	—	(2,506)
Expiring 10/19/23	CITI	PLN	6,463	1,469,000	1,478,629	9,629	—
Expiring 10/19/23	CITI	PLN	6,417	1,611,694	1,468,043	—	(143,651)
Expiring 10/19/23	GSI	PLN	7,243	1,820,000	1,656,978	—	(163,022)
Expiring 10/19/23	GSI	PLN	3,028	695,000	692,631	—	(2,369)
Expiring 10/19/23	JPM	PLN	7,213	1,807,000	1,650,183	—	(156,817)
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu,
Expiring 10/04/23	BARC	RON	1,176	$250,813	$249,934	$—	$(879)
Expiring 10/04/23	BNP	RON	833	177,653	177,036	—	(617)
Expiring 10/04/23	UAG	RON	622	132,637	132,193	—	(444)
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	2,163	1,586,824	1,582,640	—	(4,184)
Expiring 10/04/23	BARC	SGD	968	710,146	708,274	—	(1,872)
Expiring 10/04/23	BARC	SGD	460	340,676	336,576	—	(4,100)
Expiring 10/04/23	BNP	SGD	460	340,712	336,576	—	(4,136)
Expiring 10/04/23	JPM	SGD	840	618,062	614,618	—	(3,444)
Expiring 10/04/23	TD	SGD	241	176,187	176,336	149	—
Expiring 12/20/23	BOA	SGD	3,598	2,642,000	2,642,297	297	—
Expiring 12/20/23	CITI	SGD	4,038	2,976,000	2,964,866	—	(11,134)
Expiring 12/20/23	CITI	SGD	872	638,000	640,096	2,096	—
South African Rand,
Expiring 10/04/23	MSI	ZAR	7,040	372,452	371,669	—	(783)
Expiring 10/04/23	UAG	ZAR	70,701	3,764,396	3,732,584	—	(31,812)
Expiring 11/03/23	GSI	ZAR	17,250	905,531	908,213	2,682	—
Expiring 12/20/23	TD	ZAR	71,726	3,747,309	3,760,551	13,242	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	11,969,527	8,857,787	8,854,791	—	(2,996)
Expiring 10/05/23	BOA	KRW	7,413,845	5,607,946	5,484,598	—	(123,348)
Expiring 10/05/23	BOA	KRW	618,415	457,644	457,489	—	(155)
Expiring 10/05/23	CITI	KRW	7,007,830	5,185,991	5,184,237	—	(1,754)
Expiring 10/05/23	CITI	KRW	1,142,610	865,942	845,278	—	(20,664)
Expiring 10/05/23	GSI	KRW	3,800,080	2,860,214	2,811,215	—	(48,999)
Expiring 10/05/23	GSI	KRW	1,266,670	951,739	937,054	—	(14,685)
Expiring 10/05/23	JPM	KRW	11,969,527	8,942,493	8,854,791	—	(87,702)
Expiring 10/05/23	JPM	KRW	6,299,550	4,750,971	4,660,268	—	(90,703)
Expiring 10/05/23	MSI	KRW	573,620	424,495	424,351	—	(144)
Expiring 11/03/23	GSI	KRW	893,234	669,998	661,667	—	(8,331)
Expiring 11/03/23	JPM	KRW	2,053,930	1,529,587	1,521,457	—	(8,130)
Expiring 11/03/23	JPM	KRW	1,449,095	1,084,043	1,073,423	—	(10,620)
Expiring 11/03/23	JPM	KRW	490,100	364,929	363,043	—	(1,886)
Expiring 12/20/23	JPM	KRW	773,972	585,190	574,750	—	(10,440)
Expiring 12/20/23	MSI	KRW	2,192,150	1,663,000	1,627,885	—	(35,115)
Swedish Krona,
Expiring 10/04/23	BARC	SEK	14,250	1,308,231	1,304,534	—	(3,697)
Expiring 10/04/23	BARC	SEK	9,872	911,921	903,745	—	(8,176)
Expiring 10/04/23	BARC	SEK	9,078	834,241	831,057	—	(3,184)
Expiring 10/04/23	CA	SEK	8,068	730,662	738,595	7,933	—
Expiring 10/04/23	CITI	SEK	14,390	1,301,362	1,317,351	15,989	—
Expiring 10/04/23	GSI	SEK	42,730	3,827,689	3,911,773	84,084	—
Expiring 10/04/23	GSI	SEK	20,630	1,894,005	1,888,600	—	(5,405)
Expiring 10/04/23	GSI	SEK	17,090	1,530,086	1,564,526	34,440	—
Expiring 10/04/23	GSI	SEK	10,560	952,053	966,729	14,676	—
Expiring 10/04/23	GSI	SEK	10,560	951,240	966,729	15,489	—
Expiring 10/04/23	GSI	SEK	10,540	952,493	964,898	12,405	—
Expiring 10/04/23	GSI	SEK	10,440	956,651	955,743	—	(908)
Expiring 10/19/23	HSBC	SEK	5,157	499,218	472,422	—	(26,796)
Expiring 11/03/23	BARC	SEK	55,698	5,151,324	5,105,426	—	(45,898)
Expiring 11/03/23	BARC	SEK	11,510	1,049,819	1,055,037	5,218	—
Expiring 11/03/23	BARC	SEK	11,430	1,051,526	1,047,704	—	(3,822)
Expiring 11/03/23	BNP	SEK	16,670	1,540,742	1,528,016	—	(12,726)
Expiring 11/03/23	GSI	SEK	33,340	3,068,207	3,056,032	—	(12,175)
Expiring 11/03/23	JPM	SEK	17,160	1,542,375	1,572,931	30,556	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 11/03/23	UAG	SEK	2,706	$243,562	$248,040	$4,478	$—
Expiring 11/03/23	UAG	SEK	2,417	217,647	221,549	3,902	—
Expiring 11/03/23	UAG	SEK	1,679	151,382	153,902	2,520	—
Expiring 11/03/23	UAG	SEK	1,679	151,368	153,902	2,534	—
Expiring 11/03/23	UAG	SEK	849	76,491	77,822	1,331	—
Swiss Franc,
Expiring 10/04/23	BOA	CHF	9,812	10,717,641	10,724,963	7,322	—
Expiring 10/04/23	BOA	CHF	3,388	3,700,710	3,703,238	2,528	—
Expiring 10/04/23	CITI	CHF	3,410	3,806,786	3,727,285	—	(79,501)
Expiring 10/04/23	GSI	CHF	1,700	1,899,290	1,858,177	—	(41,113)
Expiring 10/04/23	GSI	CHF	1,690	1,897,333	1,847,247	—	(50,086)
Expiring 10/04/23	JPM	CHF	1,700	1,901,341	1,858,178	—	(43,163)
Expiring 10/04/23	JPM	CHF	1,385	1,531,605	1,513,868	—	(17,737)
Expiring 10/04/23	RBC	CHF	1,695	1,904,257	1,852,712	—	(51,545)
Expiring 10/04/23	SSB	CHF	3,405	3,802,685	3,721,820	—	(80,865)
Expiring 10/04/23	SSB	CHF	3,385	3,807,581	3,699,959	—	(107,622)
Expiring 10/04/23	SSB	CHF	3,375	3,811,707	3,689,028	—	(122,679)
Expiring 10/04/23	SSB	CHF	2,980	3,335,169	3,257,276	—	(77,893)
Expiring 10/04/23	SSB	CHF	2,980	3,335,169	3,257,276	—	(77,893)
Expiring 10/04/23	TD	CHF	3,375	3,805,797	3,689,028	—	(116,769)
Expiring 10/04/23	UAG	CHF	2,285	2,527,286	2,497,609	—	(29,677)
Expiring 10/19/23	SSB	CHF	1,399	1,628,959	1,531,818	—	(97,141)
Expiring 11/03/23	BNP	CHF	1,380	1,528,911	1,513,395	—	(15,516)
Expiring 11/03/23	CITI	CHF	1,385	1,529,790	1,518,879	—	(10,911)
Expiring 11/03/23	GSI	CHF	2,105	2,300,044	2,308,477	8,433	—
Thai Baht,
Expiring 10/04/23	BARC	THB	130,960	3,584,999	3,598,050	13,051	—
Expiring 10/04/23	BARC	THB	67,540	1,848,891	1,855,622	6,731	—
Expiring 11/03/23	BNP	THB	16,999	474,463	468,269	—	(6,194)
Expiring 12/20/23	BOA	THB	87,288	2,437,000	2,415,262	—	(21,738)
Turkish Lira,
Expiring 10/04/23	BARC	TRY	12,960	472,820	468,850	—	(3,970)
Expiring 10/04/23	BARC	TRY	7,979	292,957	288,654	—	(4,303)
Expiring 10/04/23	BARC	TRY	6,851	251,611	247,846	—	(3,765)
				$1,091,788,164	$1,084,719,049	1,503,794	(8,572,909)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BARC	AUD	3,735	$2,392,409	$2,401,837	$—	$(9,428)
Expiring 10/04/23	GSI	AUD	2,958	1,902,796	1,902,178	618	—
Expiring 10/04/23	GSI	AUD	2,957	1,901,561	1,901,535	26	—
Expiring 10/04/23	JPM	AUD	1,485	955,937	954,947	990	—
Expiring 10/04/23	JPM	AUD	1,475	952,663	948,517	4,146	—
Expiring 10/04/23	JPM	AUD	1,475	950,871	948,517	2,354	—
Expiring 10/04/23	JPM	AUD	710	453,023	456,575	—	(3,552)
Expiring 10/04/23	MSI	AUD	15,322	9,946,675	9,852,998	93,677	—
Expiring 10/04/23	MSI	AUD	4,435	2,853,266	2,851,980	1,286	—
Expiring 10/04/23	MSI	AUD	2,224	1,443,767	1,430,170	13,597	—
Expiring 10/04/23	MSI	AUD	878	569,519	564,609	4,910	—
Expiring 10/04/23	SSB	AUD	5,890	3,801,276	3,787,636	13,640	—
Expiring 10/04/23	SSB	AUD	864	559,711	555,605	4,106	—
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/04/23	TD	AUD	14,953	$9,580,387	$9,615,708	$—	$(35,321)
Expiring 10/04/23	UAG	AUD	5,975	3,815,701	3,842,297	—	(26,596)
Expiring 10/04/23	UAG	AUD	5,915	3,810,242	3,803,713	6,529	—
Expiring 10/04/23	UAG	AUD	2,950	1,904,582	1,897,033	7,549	—
Expiring 10/04/23	UAG	AUD	1,480	954,402	951,732	2,670	—
Expiring 10/04/23	UAG	AUD	1,480	954,254	951,732	2,522	—
Expiring 10/04/23	UAG	AUD	1,475	952,819	948,517	4,302	—
Expiring 10/19/23	CITI	AUD	1,072	699,000	689,669	9,331	—
Expiring 10/19/23	CITI	AUD	1,060	703,083	682,033	21,050	—
Expiring 10/19/23	DB	AUD	2,461	1,676,113	1,583,787	92,326	—
Expiring 10/19/23	SSB	AUD	1,133	732,000	728,794	3,206	—
Expiring 11/03/23	BNP	AUD	5,980	3,844,211	3,849,754	—	(5,543)
Expiring 11/03/23	BNP	AUD	4,750	3,056,843	3,057,915	—	(1,072)
Expiring 11/03/23	BNP	AUD	610	394,390	392,701	1,689	—
Expiring 11/03/23	CITI	AUD	948	614,130	610,296	3,834	—
Expiring 11/03/23	TD	AUD	10,512	6,742,008	6,767,327	—	(25,319)
Expiring 11/03/23	TD	AUD	2,224	1,426,391	1,431,748	—	(5,357)
Brazilian Real,
Expiring 10/03/23	BOA	BRL	11,813	2,359,014	2,348,572	10,442	—
Expiring 10/03/23	CITI	BRL	11,813	2,354,594	2,348,572	6,022	—
Expiring 10/03/23	DB	BRL	6,218	1,262,879	1,236,199	26,680	—
Expiring 11/03/23	JPM	BRL	2,220	437,228	439,479	—	(2,251)
British Pound,
Expiring 10/03/23	MSI	GBP	4,175	5,271,247	5,094,020	177,227	—
Expiring 10/04/23	BARC	GBP	32,799	41,489,059	40,019,208	1,469,851	—
Expiring 10/04/23	BARC	GBP	5,960	7,539,095	7,272,004	267,091	—
Expiring 10/04/23	BARC	GBP	2,295	2,846,741	2,800,210	46,531	—
Expiring 10/04/23	BMO	GBP	777	964,288	948,045	16,243	—
Expiring 10/04/23	BNP	GBP	1,515	1,928,550	1,848,505	80,045	—
Expiring 10/04/23	CWMC	GBP	2,058	2,570,463	2,511,038	59,425	—
Expiring 10/04/23	HSBC	GBP	1,045	1,291,456	1,275,041	16,415	—
Expiring 10/04/23	SSB	GBP	2,070	2,584,360	2,525,680	58,680	—
Expiring 10/04/23	TD	GBP	2,492	3,048,713	3,040,577	8,136	—
Expiring 10/04/23	UAG	GBP	770	953,008	939,504	13,504	—
Expiring 10/19/23	BNP	GBP	319	410,390	389,131	21,259	—
Expiring 10/19/23	BOA	GBP	1,255	1,625,016	1,531,417	93,599	—
Expiring 10/19/23	DB	GBP	12,377	16,076,923	15,103,599	973,324	—
Expiring 11/02/23	BARC	GBP	3,738	4,565,731	4,562,211	3,520	—
Expiring 11/03/23	BNP	GBP	856	1,039,839	1,044,630	—	(4,791)
Expiring 11/03/23	BOA	GBP	385	469,319	469,840	—	(521)
Expiring 11/03/23	TD	GBP	27,365	33,484,197	33,395,211	88,986	—
Expiring 11/03/23	TD	GBP	5,390	6,595,279	6,577,752	17,527	—
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	2,570	1,899,392	1,892,276	7,116	—
Expiring 10/04/23	BARC	CAD	795	583,912	585,354	—	(1,442)
Expiring 10/04/23	BNP	CAD	2,570	1,902,249	1,892,276	9,973	—
Expiring 10/04/23	CITI	CAD	750	553,331	552,221	1,110	—
Expiring 10/04/23	DB	CAD	25,485	18,854,496	18,764,456	90,040	—
Expiring 10/04/23	GSI	CAD	2,585	1,910,809	1,903,320	7,489	—
Expiring 10/04/23	GSI	CAD	2,570	1,900,552	1,892,276	8,276	—
Expiring 10/04/23	GSI	CAD	2,560	1,910,684	1,884,913	25,771	—
Expiring 10/04/23	GSI	CAD	2,560	1,904,439	1,884,913	19,526	—
Expiring 10/04/23	JPM	CAD	2,570	1,900,339	1,892,276	8,063	—
Expiring 10/04/23	JPM	CAD	1,285	949,946	946,138	3,808	—
Expiring 10/04/23	RBC	CAD	2,075	1,537,759	1,527,810	9,949	—
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/04/23	SSB	CAD	2,560	$1,909,963	$1,884,913	$25,050	$—
Expiring 10/04/23	TD	CAD	1,532	1,134,395	1,128,003	6,392	—
Expiring 10/19/23	CITI	CAD	991	734,000	730,177	3,823	—
Expiring 10/19/23	HSBC	CAD	1,477	1,117,095	1,087,930	29,165	—
Expiring 11/03/23	TD	CAD	25,485	18,878,687	18,772,447	106,240	—
Expiring 11/03/23	TD	CAD	1,877	1,390,437	1,382,612	7,825	—
Chilean Peso,
Expiring 10/04/23	DB	CLP	1,218,440	1,420,358	1,370,783	49,575	—
Expiring 10/04/23	DB	CLP	596,912	695,831	671,544	24,287	—
Expiring 11/03/23	CITI	CLP	1,218,440	1,340,241	1,367,520	—	(27,279)
Expiring 11/03/23	CITI	CLP	332,763	366,028	373,478	—	(7,450)
Expiring 12/20/23	TD	CLP	4,370,687	4,857,722	4,887,271	—	(29,549)
Expiring 12/20/23	UAG	CLP	1,354,133	1,495,000	1,514,182	—	(19,182)
Chinese Renminbi,
Expiring 10/10/23	BNP	CNH	25,629	3,516,965	3,513,290	3,675	—
Expiring 10/10/23	MSI	CNH	5,012	689,711	687,058	2,653	—
Expiring 10/10/23	MSI	CNH	3,156	429,103	432,633	—	(3,530)
Expiring 10/10/23	SSB	CNH	3,141	429,773	430,577	—	(804)
Expiring 11/03/23	SCB	CNH	5,627	768,999	772,102	—	(3,103)
Expiring 11/03/23	SCB	CNH	3,780	516,584	518,669	—	(2,085)
Expiring 11/16/23	BNP	CNH	3,252	445,351	446,542	—	(1,191)
Expiring 11/16/23	GSI	CNH	3,681	507,358	505,352	2,006	—
Expiring 11/16/23	MSI	CNH	92,508	12,689,409	12,700,727	—	(11,318)
Expiring 11/16/23	MSI	CNH	76,363	10,474,751	10,484,094	—	(9,343)
Expiring 01/24/24	BOA	CNH	5,891	887,867	812,060	75,807	—
Expiring 04/10/24	BOA	CNH	5,891	875,686	816,346	59,340	—
Colombian Peso,
Expiring 10/04/23	BNP	COP	3,826,954	929,087	936,881	—	(7,794)
Expiring 10/04/23	BNP	COP	2,263,414	552,013	554,109	—	(2,096)
Expiring 10/04/23	BOA	COP	3,017,884	738,049	738,811	—	(762)
Expiring 10/04/23	CITI	COP	2,263,414	552,591	554,109	—	(1,518)
Expiring 11/03/23	BNP	COP	1,148,086	277,715	278,480	—	(765)
Expiring 11/03/23	BOA	COP	1,530,782	371,243	371,307	—	(64)
Expiring 11/03/23	CITI	COP	1,148,086	278,004	278,480	—	(476)
Expiring 12/20/23	MSI	COP	6,719,300	1,662,000	1,613,480	48,520	—
Czech Koruna,
Expiring 10/04/23	BARC	CZK	4,364	189,714	189,099	615	—
Expiring 10/04/23	JPM	CZK	28,442	1,279,692	1,232,437	47,255	—
Expiring 10/04/23	JPM	CZK	14,806	666,167	641,568	24,599	—
Expiring 10/04/23	UAG	CZK	4,000	173,911	173,326	585	—
Expiring 10/19/23	BARC	CZK	65,079	2,928,000	2,818,190	109,810	—
Expiring 10/19/23	BARC	CZK	35,221	1,656,191	1,525,216	130,975	—
Expiring 10/19/23	BNP	CZK	30,835	1,336,840	1,335,278	1,562	—
Expiring 10/19/23	BNP	CZK	15,238	708,000	659,866	48,134	—
Expiring 11/03/23	BARC	CZK	21,360	927,434	924,415	3,019	—
Expiring 11/03/23	JPM	CZK	4,010	172,518	173,544	—	(1,026)
Danish Krone,
Expiring 10/04/23	DB	DKK	5,865	858,521	831,597	26,924	—
Expiring 11/03/23	DB	DKK	5,865	835,364	832,947	2,417	—
Euro,
Expiring 10/03/23	BNP	EUR	77,377	83,782,856	81,819,871	1,962,985	—
Expiring 10/03/23	HSBC	EUR	432	463,377	456,885	6,492	—
Expiring 10/03/23	MSI	EUR	417	446,919	440,610	6,309	—
Expiring 10/03/23	MSI	EUR	364	388,451	384,558	3,893	—
Expiring 10/03/23	MSI	EUR	178	190,148	188,698	1,450	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/03/23	SSB	EUR	143	$153,368	$151,382	$1,986	$—
Expiring 10/04/23	BARC	EUR	3,563	3,798,407	3,767,742	30,665	—
Expiring 10/04/23	BARC	EUR	1,783	1,902,161	1,885,457	16,704	—
Expiring 10/04/23	BARC	EUR	1,773	1,908,794	1,874,883	33,911	—
Expiring 10/04/23	BARC	EUR	1,241	1,334,709	1,312,313	22,396	—
Expiring 10/04/23	BARC	EUR	637	679,671	673,605	6,066	—
Expiring 10/04/23	BNP	EUR	1,210	1,295,402	1,279,530	15,872	—
Expiring 10/04/23	BNP	EUR	975	1,035,957	1,031,027	4,930	—
Expiring 10/04/23	CA	EUR	621	666,121	656,685	9,436	—
Expiring 10/04/23	DB	EUR	134,211	146,333,716	141,923,241	4,410,475	—
Expiring 10/04/23	DB	EUR	22,586	24,626,099	23,883,872	742,227	—
Expiring 10/04/23	DB	EUR	14,008	14,860,527	14,812,950	47,577	—
Expiring 10/04/23	GSI	EUR	877	960,242	927,395	32,847	—
Expiring 10/04/23	HSBC	EUR	1,209	1,296,407	1,278,474	17,933	—
Expiring 10/04/23	JPM	EUR	5,271	5,701,693	5,573,890	127,803	—
Expiring 10/04/23	JPM	EUR	3,563	3,798,848	3,767,742	31,106	—
Expiring 10/04/23	JPM	EUR	3,514	3,802,545	3,715,927	86,618	—
Expiring 10/04/23	JPM	EUR	1,783	1,906,011	1,885,458	20,553	—
Expiring 10/04/23	JPM	EUR	1,774	1,901,922	1,875,940	25,982	—
Expiring 10/04/23	JPM	EUR	1,773	1,900,731	1,874,883	25,848	—
Expiring 10/04/23	JPM	EUR	912	981,381	964,407	16,974	—
Expiring 10/04/23	MSI	EUR	3,439	3,667,391	3,636,617	30,774	—
Expiring 10/04/23	MSI	EUR	3,101	3,333,584	3,279,194	54,390	—
Expiring 10/04/23	MSI	EUR	2,931	3,165,930	3,099,426	66,504	—
Expiring 10/04/23	MSI	EUR	211	224,968	223,124	1,844	—
Expiring 10/04/23	SCB	EUR	405	439,586	428,273	11,313	—
Expiring 10/04/23	SSB	EUR	1,768	1,898,834	1,869,596	29,238	—
Expiring 10/04/23	UAG	EUR	1,719	1,870,660	1,817,779	52,881	—
Expiring 10/04/23	UAG	EUR	995	1,061,966	1,052,176	9,790	—
Expiring 10/04/23	WBC	EUR	2,812	3,055,736	2,973,588	82,148	—
Expiring 10/19/23	BARC	EUR	22,927	25,845,794	24,259,630	1,586,164	—
Expiring 10/19/23	BOA	EUR	1,270	1,397,000	1,344,003	52,997	—
Expiring 10/19/23	CITI	EUR	1,269	1,416,648	1,342,782	73,866	—
Expiring 10/19/23	GSI	EUR	639	701,000	675,726	25,274	—
Expiring 10/19/23	MSI	EUR	33,751	37,181,957	35,713,824	1,468,133	—
Expiring 10/19/23	SSB	EUR	37,232	41,455,456	39,397,232	2,058,224	—
Expiring 11/02/23	BNP	EUR	76,798	81,463,448	81,312,263	151,185	—
Expiring 11/03/23	BARC	EUR	988	1,047,293	1,046,121	1,172	—
Expiring 11/03/23	BARC	EUR	984	1,043,798	1,041,886	1,912	—
Expiring 11/03/23	DB	EUR	120,500	127,991,847	127,588,685	403,162	—
Expiring 11/03/23	DB	EUR	19,547	20,762,296	20,696,897	65,399	—
Expiring 11/03/23	JPM	EUR	617	651,184	653,296	—	(2,112)
Expiring 11/03/23	MSI	EUR	1,001	1,062,781	1,059,886	2,895	—
Expiring 11/03/23	NWS	EUR	89	94,826	94,236	590	—
Expiring 11/03/23	SCB	EUR	517	545,863	547,414	—	(1,551)
Hong Kong Dollar,
Expiring 10/04/23	SCB	HKD	4,370	558,195	558,095	100	—
Expiring 04/12/24	SCB	HKD	10,395	1,338,217	1,332,659	5,558	—
Expiring 05/09/24	SCB	HKD	10,340	1,329,613	1,326,310	3,303	—
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	287,636	818,799	780,196	38,603	—
Expiring 10/04/23	BARC	HUF	146,572	397,120	397,568	—	(448)
Expiring 10/04/23	MSI	HUF	133,200	365,473	361,298	4,175	—
Expiring 10/19/23	BOA	HUF	500,568	1,405,000	1,353,813	51,187	—
Expiring 10/19/23	GSI	HUF	703,629	1,879,000	1,903,003	—	(24,003)
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/23	GSI	HUF	549,878	$1,539,000	$1,487,176	$51,824	$—
Expiring 10/19/23	GSI	HUF	530,037	1,465,000	1,433,514	31,486	—
Expiring 10/19/23	GSI	HUF	523,107	1,457,000	1,414,770	42,230	—
Expiring 11/03/23	BARC	HUF	287,636	774,895	775,762	—	(867)
Indian Rupee,
Expiring 10/04/23	BNP	INR	25,960	311,532	312,350	—	(818)
Expiring 10/04/23	DB	INR	234,623	2,819,649	2,822,981	—	(3,332)
Expiring 10/04/23	DB	INR	76,680	921,845	922,613	—	(768)
Expiring 10/04/23	JPM	INR	119,680	1,440,921	1,439,989	932	—
Expiring 10/04/23	JPM	INR	86,910	1,043,337	1,045,700	—	(2,363)
Expiring 10/04/23	MSI	INR	120,873	1,455,284	1,454,342	942	—
Expiring 10/04/23	SCB	INR	96,710	1,164,367	1,163,613	754	—
Indonesian Rupiah,
Expiring 10/04/23	BARC	IDR	7,646,000	497,952	494,093	3,859	—
Expiring 10/04/23	MSI	IDR	64,460,833	4,235,132	4,165,530	69,602	—
Expiring 11/03/23	BARC	IDR	64,460,833	4,148,993	4,162,444	—	(13,451)
Expiring 11/03/23	BARC	IDR	5,933,000	381,875	383,113	—	(1,238)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	1,701	446,363	446,070	293	—
Expiring 10/04/23	BNP	ILS	10,468	2,760,753	2,745,129	15,624	—
Expiring 10/04/23	BNP	ILS	3,976	1,048,601	1,042,667	5,934	—
Expiring 10/04/23	CITI	ILS	1,087	285,508	285,055	453	—
Expiring 10/04/23	GSI	ILS	1,392	365,758	365,039	719	—
Expiring 11/03/23	BNP	ILS	7,568	1,981,183	1,987,397	—	(6,214)
Expiring 11/03/23	BNP	ILS	3,539	926,454	929,360	—	(2,906)
Expiring 12/20/23	BARC	ILS	6,808	1,786,000	1,792,423	—	(6,423)
Expiring 12/20/23	BARC	ILS	5,455	1,435,499	1,436,266	—	(767)
Expiring 12/20/23	CITI	ILS	6,856	1,789,000	1,805,100	—	(16,100)
Japanese Yen,
Expiring 10/04/23	BNP	JPY	5,742,740	39,447,081	38,458,969	988,112	—
Expiring 10/04/23	BNP	JPY	2,411,071	16,173,142	16,146,875	26,267	—
Expiring 10/04/23	BNP	JPY	109,600	745,731	733,988	11,743	—
Expiring 10/04/23	DB	JPY	555,300	3,822,407	3,718,828	103,579	—
Expiring 10/04/23	DB	JPY	279,000	1,923,104	1,868,455	54,649	—
Expiring 10/04/23	DB	JPY	278,100	1,916,806	1,862,428	54,378	—
Expiring 10/04/23	GSI	JPY	556,100	3,827,909	3,724,186	103,723	—
Expiring 10/04/23	GSI	JPY	456,700	3,100,244	3,058,507	41,737	—
Expiring 10/04/23	GSI	JPY	420,700	2,868,252	2,817,417	50,835	—
Expiring 10/04/23	HSBC	JPY	570,800	3,875,822	3,822,632	53,190	—
Expiring 10/04/23	HSBC	JPY	560,100	3,814,408	3,750,974	63,434	—
Expiring 10/04/23	HSBC	JPY	278,100	1,913,225	1,862,428	50,797	—
Expiring 10/04/23	JPM	JPY	139,100	959,435	931,549	27,886	—
Expiring 10/04/23	MSI	JPY	819,100	5,562,551	5,485,490	77,061	—
Expiring 10/04/23	MSI	JPY	555,300	3,819,700	3,718,828	100,872	—
Expiring 10/04/23	TD	JPY	228,300	1,551,123	1,528,919	22,204	—
Expiring 10/04/23	WBC	JPY	71,944	495,479	481,807	13,672	—
Expiring 10/23/23	CA	JPY	3,349,000	24,232,843	22,506,889	1,725,954	—
Expiring 11/02/23	BNP	JPY	4,275,949	28,815,304	28,785,429	29,875	—
Expiring 11/02/23	CA	JPY	341,681	2,309,077	2,300,176	8,901	—
Expiring 11/02/23	DB	JPY	226,400	1,531,955	1,524,111	7,844	—
Expiring 11/02/23	GSI	JPY	565,900	3,833,180	3,809,605	23,575	—
Expiring 11/02/23	GSI	JPY	284,150	1,915,062	1,912,881	2,181	—
Expiring 11/02/23	MSI	JPY	452,800	3,064,327	3,048,222	16,105	—
Expiring 11/02/23	MSI	JPY	284,150	1,914,398	1,912,881	1,517	—
Expiring 11/20/23	WBC	JPY	313,700	2,189,439	2,117,305	72,134	—
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/23	BOA	JPY	1,257,600	$8,736,306	$8,496,720	$239,586	$—
Malaysian Ringgit,
Expiring 10/04/23	HSBC	MYR	13,761	2,969,252	2,937,649	31,603	—
Expiring 11/03/23	BNP	MYR	11,134	2,372,393	2,382,303	—	(9,910)
Mexican Peso,
Expiring 10/04/23	BARC	MXN	19,190	1,122,964	1,100,240	22,724	—
Expiring 10/04/23	BNP	MXN	12,980	755,541	744,196	11,345	—
Expiring 10/04/23	BNP	MXN	575	33,299	32,967	332	—
Expiring 10/04/23	BOA	MXN	32,460	1,885,707	1,861,063	24,644	—
Expiring 10/04/23	BOA	MXN	4,200	243,931	240,803	3,128	—
Expiring 10/04/23	CA	MXN	32,550	1,901,285	1,866,223	35,062	—
Expiring 10/04/23	CA	MXN	4,200	244,053	240,803	3,250	—
Expiring 10/04/23	GSI	MXN	65,100	3,797,358	3,732,447	64,911	—
Expiring 10/04/23	GSI	MXN	5,855	337,211	335,691	1,520	—
Expiring 10/04/23	GSI	MXN	4,784	276,753	274,287	2,466	—
Expiring 10/04/23	GSI	MXN	4,784	277,808	274,286	3,522	—
Expiring 10/04/23	GSI	MXN	4,784	277,073	274,286	2,787	—
Expiring 10/04/23	GSI	MXN	4,784	276,873	274,286	2,587	—
Expiring 10/04/23	GSI	MXN	4,784	277,165	274,286	2,879	—
Expiring 10/04/23	GSI	MXN	4,705	273,851	269,757	4,094	—
Expiring 10/04/23	GSI	MXN	4,703	274,256	269,642	4,614	—
Expiring 10/04/23	GSI	MXN	3,973	230,801	227,789	3,012	—
Expiring 10/04/23	GSI	MXN	3,973	231,170	227,788	3,382	—
Expiring 10/04/23	GSI	MXN	2,877	166,575	164,950	1,625	—
Expiring 10/04/23	GSI	MXN	2,302	133,201	131,983	1,218	—
Expiring 10/04/23	HSBC	MXN	5,855	336,819	335,690	1,129	—
Expiring 10/04/23	HSBC	MXN	2,423	141,489	138,920	2,569	—
Expiring 10/04/23	JPM	MXN	15,970	903,738	915,625	—	(11,887)
Expiring 10/04/23	MSI	MXN	86,682	5,150,231	4,969,830	180,401	—
Expiring 10/04/23	MSI	MXN	20,068	1,192,345	1,150,580	41,765	—
Expiring 10/04/23	SSB	MXN	20,010	1,148,212	1,147,255	957	—
Expiring 10/04/23	SSB	MXN	4,705	273,847	269,756	4,091	—
Expiring 10/04/23	UAG	MXN	260,047	15,450,295	14,909,548	540,747	—
Expiring 10/04/23	UAG	MXN	60,204	3,576,929	3,451,739	125,190	—
Expiring 10/04/23	UAG	MXN	19,710	1,143,968	1,130,054	13,914	—
Expiring 11/03/23	BARC	MXN	105,605	5,958,238	6,023,022	—	(64,784)
Expiring 11/03/23	BARC	MXN	24,082	1,358,707	1,373,480	—	(14,773)
Expiring 11/03/23	BARC	MXN	9,060	507,972	516,724	—	(8,752)
Expiring 11/03/23	JPM	MXN	3,020	168,632	172,242	—	(3,610)
Expiring 11/03/23	SSB	MXN	70,403	4,019,996	4,015,329	4,667	—
Expiring 11/03/23	SSB	MXN	16,054	916,680	915,616	1,064	—
Expiring 11/03/23	UAG	MXN	105,605	5,924,295	6,023,022	—	(98,727)
Expiring 11/03/23	UAG	MXN	24,082	1,350,967	1,373,481	—	(22,514)
Expiring 12/20/23	BARC	MXN	93,992	5,268,799	5,318,572	—	(49,773)
Expiring 12/20/23	BOA	MXN	26,918	1,510,000	1,523,168	—	(13,168)
Expiring 12/20/23	SSB	MXN	26,985	1,549,000	1,526,955	22,045	—
New Taiwanese Dollar,
Expiring 10/04/23	BOA	TWD	13,775	428,927	427,451	1,476	—
Expiring 10/04/23	JPM	TWD	36,285	1,130,022	1,125,959	4,063	—
Expiring 11/03/23	BARC	TWD	9,864	306,107	307,388	—	(1,281)
Expiring 11/03/23	JPM	TWD	12,560	391,399	391,403	—	(4)
New Zealand Dollar,
Expiring 10/04/23	BNP	NZD	1,615	953,846	967,949	—	(14,103)
Expiring 10/04/23	BOA	NZD	3,210	1,895,184	1,923,911	—	(28,727)
Expiring 10/04/23	HSBC	NZD	2,175	1,292,370	1,303,585	—	(11,215)
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/04/23	HSBC	NZD	1,765	$1,043,194	$1,057,851	$—	$(14,657)
Expiring 10/04/23	MSI	NZD	14,093	8,414,014	8,446,629	—	(32,615)
Expiring 10/04/23	MSI	NZD	6,420	3,794,252	3,847,822	—	(53,570)
Expiring 10/04/23	MSI	NZD	4,455	2,613,303	2,670,101	—	(56,798)
Expiring 10/04/23	MSI	NZD	3,645	2,140,267	2,184,628	—	(44,361)
Expiring 10/04/23	MSI	NZD	2,445	1,449,983	1,465,409	—	(15,426)
Expiring 10/04/23	SSB	NZD	1,615	953,822	967,949	—	(14,127)
Expiring 10/04/23	TD	NZD	9,286	5,528,884	5,565,557	—	(36,673)
Expiring 10/04/23	UAG	NZD	4,805	2,862,910	2,879,873	—	(16,963)
Expiring 10/04/23	UAG	NZD	4,805	2,859,066	2,879,873	—	(20,807)
Expiring 10/04/23	UAG	NZD	3,210	1,895,171	1,923,911	—	(28,740)
Expiring 10/04/23	UAG	NZD	1,210	710,830	725,212	—	(14,382)
Expiring 11/03/23	BNP	NZD	6,432	3,823,929	3,855,061	—	(31,132)
Expiring 11/03/23	BNP	NZD	3,855	2,297,579	2,310,519	—	(12,940)
Expiring 11/03/23	BNP	NZD	2,875	1,723,846	1,723,150	696	—
Expiring 11/03/23	GSI	NZD	6,390	3,808,740	3,829,887	—	(21,147)
Expiring 11/03/23	GSI	NZD	1,277	765,146	765,378	—	(232)
Expiring 11/03/23	JPM	NZD	6,433	3,822,898	3,855,660	—	(32,762)
Expiring 11/03/23	JPM	NZD	2,585	1,540,585	1,549,336	—	(8,751)
Expiring 11/03/23	MSI	NZD	2,570	1,531,067	1,540,346	—	(9,279)
Expiring 11/03/23	MSI	NZD	1,278	766,640	765,977	663	—
Expiring 11/03/23	TD	NZD	11,780	7,013,777	7,060,419	—	(46,642)
Expiring 11/03/23	UAG	NZD	3,515	2,105,640	2,106,738	—	(1,098)
Expiring 11/03/23	UAG	NZD	426	254,416	255,326	—	(910)
Expiring 11/03/23	UAG	NZD	407	243,376	243,938	—	(562)
Expiring 11/03/23	UAG	NZD	229	137,020	137,252	—	(232)
Expiring 11/03/23	UAG	NZD	229	136,942	137,252	—	(310)
Expiring 11/03/23	UAG	NZD	114	68,190	68,326	—	(136)
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	44,992	4,248,095	4,206,780	41,315	—
Expiring 10/04/23	BARC	NOK	13,880	1,302,998	1,297,789	5,209	—
Expiring 10/04/23	CITI	NOK	13,825	1,299,763	1,292,646	7,117	—
Expiring 10/04/23	GSI	NOK	40,570	3,813,149	3,793,320	19,829	—
Expiring 10/04/23	GSI	NOK	30,710	2,866,209	2,871,404	—	(5,195)
Expiring 10/04/23	JPM	NOK	16,550	1,527,667	1,547,435	—	(19,768)
Expiring 10/04/23	JPM	NOK	10,900	1,023,561	1,019,157	4,404	—
Expiring 10/04/23	MSI	NOK	3,830	355,369	358,108	—	(2,739)
Expiring 10/04/23	SSB	NOK	2,878	268,142	269,095	—	(953)
Expiring 10/04/23	UAG	NOK	12,031	1,133,076	1,124,906	8,170	—
Expiring 11/03/23	UAG	NOK	50,650	4,774,181	4,739,834	34,347	—
Expiring 11/03/23	UAG	NOK	1,942	181,152	181,733	—	(581)
Expiring 11/03/23	UAG	NOK	1,699	158,558	158,993	—	(435)
Expiring 11/03/23	UAG	NOK	809	75,492	75,707	—	(215)
Expiring 11/03/23	UAG	NOK	809	75,580	75,707	—	(127)
Expiring 11/03/23	UAG	NOK	809	75,618	75,706	—	(88)
Expiring 11/03/23	UAG	NOK	809	75,557	75,706	—	(149)
Expiring 11/03/23	UAG	NOK	81	7,574	7,580	—	(6)
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	2,554	690,308	674,126	16,182	—
Expiring 10/04/23	CITI	PEN	48	12,974	12,670	304	—
Expiring 11/03/23	CITI	PEN	1,588	416,514	418,402	—	(1,888)
Expiring 11/03/23	CITI	PEN	48	12,590	12,647	—	(57)
Expiring 12/20/23	BARC	PEN	8,271	2,193,580	2,174,218	19,362	—
Expiring 12/20/23	BOA	PEN	6,782	1,778,000	1,782,833	—	(4,833)
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 10/04/23	BARC	PHP	14,325	$251,757	$253,218	$—	$(1,461)
Expiring 12/20/23	CITI	PHP	179,584	3,162,796	3,171,202	—	(8,406)
Polish Zloty,
Expiring 10/04/23	BARC	PLN	1,879	433,899	430,064	3,835	—
Expiring 10/04/23	BNP	PLN	2,339	548,575	535,349	13,226	—
Expiring 10/04/23	BNP	PLN	2,019	488,247	462,107	26,140	—
Expiring 10/04/23	BNP	PLN	1,307	306,132	299,145	6,987	—
Expiring 10/04/23	BNP	PLN	569	132,871	130,232	2,639	—
Expiring 10/04/23	MSI	PLN	2,101	508,378	480,876	27,502	—
Expiring 10/04/23	TD	PLN	8,306	2,019,127	1,901,074	118,053	—
Expiring 10/04/23	TD	PLN	5,441	1,322,666	1,245,333	77,333	—
Expiring 10/04/23	UAG	PLN	331	76,487	75,759	728	—
Expiring 10/19/23	CITI	PLN	6,577	1,512,000	1,504,633	7,367	—
Expiring 10/19/23	GSI	PLN	2,855	696,000	653,128	42,872	—
Expiring 10/19/23	HSBC	PLN	15,619	3,923,126	3,573,322	349,804	—
Expiring 10/19/23	HSBC	PLN	6,397	1,566,000	1,463,395	102,605	—
Expiring 10/19/23	MSI	PLN	6,222	1,523,000	1,423,526	99,474	—
Expiring 10/19/23	MSI	PLN	2,966	695,000	678,465	16,535	—
Expiring 10/19/23	TD	PLN	6,437	1,491,000	1,472,527	18,473	—
Expiring 11/03/23	BARC	PLN	12,181	2,786,783	2,785,506	1,277	—
Expiring 11/03/23	BARC	PLN	8,306	1,900,256	1,899,386	870	—
Romanian Leu,
Expiring 10/04/23	BARC	RON	1,176	258,384	249,933	8,451	—
Expiring 10/04/23	BNP	RON	833	183,062	177,036	6,026	—
Expiring 10/04/23	UAG	RON	622	136,677	132,193	4,484	—
Expiring 11/03/23	BARC	RON	1,176	250,649	249,767	882	—
Expiring 11/03/23	BNP	RON	833	177,534	176,918	616	—
Expiring 11/03/23	UAG	RON	622	132,563	132,104	459	—
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	2,286	1,691,565	1,672,637	18,928	—
Expiring 10/04/23	BARC	SGD	1,098	812,484	803,393	9,091	—
Expiring 10/04/23	JPM	SGD	795	583,371	581,692	1,679	—
Expiring 10/04/23	TD	SGD	118	87,447	86,339	1,108	—
Expiring 10/04/23	UAG	SGD	835	613,073	610,959	2,114	—
Expiring 11/03/23	BARC	SGD	2,163	1,588,981	1,584,810	4,171	—
Expiring 11/03/23	BARC	SGD	968	711,111	709,244	1,867	—
Expiring 12/20/23	JPM	SGD	27,434	20,243,163	20,144,834	98,329	—
South African Rand,
Expiring 10/04/23	BARC	ZAR	57,041	3,059,179	3,011,418	47,761	—
Expiring 10/04/23	BARC	ZAR	3,300	173,786	174,220	—	(434)
Expiring 10/04/23	GSI	ZAR	17,400	919,995	918,615	1,380	—
Expiring 11/03/23	GSI	ZAR	17,480	916,830	920,323	—	(3,493)
Expiring 11/03/23	GSI	ZAR	17,230	917,962	907,160	10,802	—
Expiring 11/03/23	UAG	ZAR	70,701	3,754,441	3,722,409	32,032	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	11,969,527	9,053,934	8,854,791	199,143	—
Expiring 10/05/23	BOA	KRW	7,561,640	5,737,643	5,593,934	143,709	—
Expiring 10/05/23	BOA	KRW	470,620	350,845	348,154	2,691	—
Expiring 10/05/23	CITI	KRW	7,575,710	5,703,313	5,604,343	98,970	—
Expiring 10/05/23	CITI	KRW	574,730	432,746	425,172	7,574	—
Expiring 10/05/23	GSI	KRW	3,924,140	2,903,974	2,902,992	982	—
Expiring 10/05/23	GSI	KRW	1,142,610	864,363	845,278	19,085	—
Expiring 10/05/23	JPM	KRW	11,969,527	8,857,787	8,854,791	2,996	—
Expiring 10/05/23	JPM	KRW	4,275,725	3,164,157	3,163,087	1,070	—
Expiring 10/05/23	JPM	KRW	1,449,095	1,082,626	1,072,008	10,618	—
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/05/23	JPM	KRW	574,730	$431,803	$425,172	$6,631	$—
Expiring 10/05/23	MSI	KRW	573,620	430,247	424,351	5,896	—
Expiring 11/03/23	JPM	KRW	11,969,527	8,954,200	8,866,479	87,721	—
Expiring 12/20/23	CITI	KRW	1,841,783	1,393,000	1,367,703	25,297	—
Expiring 12/20/23	JPM	KRW	15,123,756	11,434,868	11,230,859	204,009	—
Swedish Krona,
Expiring 10/04/23	BARC	SEK	55,698	5,145,074	5,098,945	46,129	—
Expiring 10/04/23	BARC	SEK	17,940	1,648,632	1,642,341	6,291	—
Expiring 10/04/23	BARC	SEK	11,650	1,049,701	1,066,514	—	(16,813)
Expiring 10/04/23	CITI	SEK	14,310	1,290,864	1,310,027	—	(19,163)
Expiring 10/04/23	MSI	SEK	4,390	392,477	401,888	—	(9,411)
Expiring 10/04/23	UAG	SEK	42,410	3,800,997	3,882,479	—	(81,482)
Expiring 10/04/23	UAG	SEK	31,810	2,852,416	2,912,088	—	(59,672)
Expiring 11/03/23	BARC	SEK	9,872	913,029	904,894	8,135	—
Expiring 11/03/23	BNP	SEK	16,800	1,538,228	1,539,933	—	(1,705)
Expiring 11/03/23	GSI	SEK	7,750	705,453	710,386	—	(4,933)
Expiring 11/03/23	UAG	SEK	6,900	628,019	632,472	—	(4,453)
Swiss Franc,
Expiring 10/04/23	BARC	CHF	1,150	1,292,193	1,257,002	35,191	—
Expiring 10/04/23	BNP	CHF	3,388	3,863,495	3,703,238	160,257	—
Expiring 10/04/23	BNP	CHF	3,370	3,821,057	3,683,564	137,493	—
Expiring 10/04/23	BNP	CHF	107	122,017	116,956	5,061	—
Expiring 10/04/23	BOA	CHF	1,695	1,902,955	1,852,712	50,243	—
Expiring 10/04/23	GSI	CHF	2,310	2,592,550	2,524,935	67,615	—
Expiring 10/04/23	JPM	CHF	8,475	9,485,479	9,263,561	221,918	—
Expiring 10/04/23	JPM	CHF	5,085	5,686,717	5,558,136	128,581	—
Expiring 10/04/23	JPM	CHF	2,545	2,842,124	2,781,801	60,323	—
Expiring 10/04/23	JPM	CHF	1,695	1,898,334	1,852,712	45,622	—
Expiring 10/04/23	JPM	CHF	1,695	1,897,170	1,852,712	44,458	—
Expiring 10/04/23	JPM	CHF	1,160	1,281,984	1,267,933	14,051	—
Expiring 10/04/23	JPM	CHF	1,160	1,295,861	1,267,933	27,928	—
Expiring 10/04/23	JPM	CHF	1,158	1,294,004	1,265,747	28,257	—
Expiring 10/04/23	JPM	CHF	1,157	1,290,475	1,264,654	25,821	—
Expiring 10/04/23	JPM	CHF	1,150	1,270,032	1,257,002	13,030	—
Expiring 10/04/23	SSB	CHF	2,525	2,859,210	2,759,940	99,270	—
Expiring 10/04/23	SSB	CHF	1,685	1,902,353	1,841,781	60,572	—
Expiring 10/04/23	SSB	CHF	1,685	1,908,784	1,841,782	67,002	—
Expiring 10/04/23	UAG	CHF	3,370	3,821,902	3,683,564	138,338	—
Expiring 10/19/23	BNP	CHF	974	1,134,491	1,066,850	67,641	—
Expiring 10/19/23	GSI	CHF	1,400	1,626,000	1,532,642	93,358	—
Expiring 11/02/23	BARC	CHF	943	1,027,985	1,034,044	—	(6,059)
Expiring 11/03/23	BARC	CHF	945	1,037,981	1,036,347	1,634	—
Expiring 11/03/23	BARC	CHF	945	1,040,059	1,036,347	3,712	—
Expiring 11/03/23	BOA	CHF	9,812	10,751,640	10,760,464	—	(8,824)
Expiring 11/03/23	BOA	CHF	3,388	3,712,450	3,715,497	—	(3,047)
Thai Baht,
Expiring 10/04/23	BARC	THB	72,110	2,065,597	1,981,180	84,417	—
Expiring 10/04/23	BARC	THB	46,660	1,336,580	1,281,956	54,624	—
Expiring 10/04/23	BARC	THB	20,880	580,807	573,666	7,141	—
Expiring 10/04/23	GSI	THB	28,944	804,939	795,219	9,720	—
Expiring 10/04/23	UAG	THB	29,906	828,313	821,650	6,663	—
Expiring 11/03/23	BARC	THB	130,960	3,591,389	3,607,537	—	(16,148)
Expiring 11/03/23	BARC	THB	67,540	1,852,187	1,860,515	—	(8,328)
Expiring 12/20/23	GSI	THB	48,252	1,360,291	1,335,134	25,157	—
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 10/04/23	BARC	TRY	12,960	$474,640	$468,850	$5,790	$—
				$1,622,761,158	$1,596,069,756	28,184,637	(1,493,235)
						$29,688,431	$(10,066,144)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/23	Buy	CZK	15,817	EUR	643	$4,565	$—	BARC
10/19/23	Buy	EUR	649	PLN	3,015	—	(3,129)	MSI
10/19/23	Buy	EUR	651	HUF	253,503	3,237	—	DB
10/19/23	Buy	PLN	3,044	EUR	650	8,693	—	CITI
						$16,495	$(3,129)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$82,014	$140,136	$(58,122)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	2,588	11,018	(8,430)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(11,695)	(22,373)	10,678	BARC
Republic of South Africa	12/20/28	1.000%(Q)		1,600	122,199	163,357	(41,158)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	91,649	119,902	(28,253)	MSI
					$286,755	$412,040	$(125,285)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	2,480	0.405%	$11,302	$870	$10,432	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	1,450	1.337%	14,118	11,830	2,288	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	440	0.099%	2,975	2,743	232	BNP
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	12,410	0.216%	2,908	5,748	(2,840)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	2,500	0.216%	586	1,158	(572)	BOA
Republic of Estonia	12/20/26	1.000%(Q)	250	0.572%	3,267	1,526	1,741	JPM
Republic of Panama	06/20/29	1.000%(Q)	2,500	1.436%	(52,511)	(10,086)	(42,425)	MSI
Republic of Poland	06/20/24	1.000%(Q)	585	0.157%	3,712	328	3,384	BNP
					$(13,643)	$14,117	$(27,760)

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	22,840	4.795%	$216,901	$220,651	$3,750
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	6,150	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(70,669)	$—	$(70,669)	MSI
EUR	6,386	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(43,397)	—	(43,397)	MSI
EUR	6,387	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(42,758)	—	(42,758)	MSI
EUR	6,345	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(19,014)	—	(19,014)	JPM
EUR	6,349	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(19,026)	—	(19,026)	JPM
EUR	6,547	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(52,158)	—	(52,158)	JPM
EUR	5,717	09/15/28	2.619%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	22,733	—	22,733	MSI
EUR	6,150	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	129,388	—	129,388	MSI
EUR	6,387	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	100,052	—	100,052	MSI
A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Inflation swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	6,386	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$90,733	$—	$90,733	MSI
EUR	6,345	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	57,392	—	57,392	JPM
EUR	6,349	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	57,429	—	57,429	JPM
EUR	6,547	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	121,061	—	121,061	JPM
EUR	6,547	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	101,947	—	101,947	JPM
EUR	5,717	09/15/33	2.610%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(35,967)	—	(35,967)	MSI
EUR	6,547	03/15/38	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(65,104)	—	(65,104)	JPM
	3,570	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	9,252	—	9,252	JPM
	1,820	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5,531	—	5,531	CITI
	4,611	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	14,012	—	14,012	JPM
	4,360	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	15,200	—	15,200	CITI
	3,570	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(4,633)	—	(4,633)	JPM
	4,611	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(6,462)	—	(6,462)	JPM
	1,820	09/15/33	2.635%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(3,117)	—	(3,117)	CITI
	4,360	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(12,902)	—	(12,902)	CITI
					$349,523	$—	$349,523
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,055	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.410%	$(63,069)	$(99,145)	$(36,076)
AUD	4,614	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.140%	1,381	(31,872)	(33,253)
AUD	2,967	03/20/29	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	(3,904)	(20,907)	(17,003)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.410%	146,718	(156,199)	(302,917)
AUD	3,559	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.410%	5,218	(42,294)	(47,512)
AUD	805	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.410%	(68,020)	(85,412)	(17,392)
AUD	1,503	03/20/34	4.469%(S)	6 Month BBSW(2)(S)/ 4.410%	(5,737)	(24,717)	(18,980)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.410%	(18,103)	(22,826)	(4,723)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.410%	(53,165)	(98,085)	(44,920)
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.513%	10,454	(35,928)	(46,382)
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.513%	105,163	(208,832)	(313,995)
CAD	4,217	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 5.020%	(2,689)	72,449	75,138
CAD	5,460	03/20/29	3.875%(S)	1 Day CORRA(1)(S)/ 5.020%	(7,990)	54,542	62,532
CAD	805	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.020%	(4,078)	(27,928)	(23,850)
CAD	1,500	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.513%	(51,530)	(158,622)	(107,092)
CAD	3,197	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 5.020%	(1,261)	(54,713)	(53,452)
A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,314	03/20/34	3.781%(S)	1 Day CORRA(1)(S)/ 5.020%	$(4,624)	$24,186	$28,810
CAD	575	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	49,601	(94,547)	(144,148)
CAD	145	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 5.020%	(132)	(9,102)	(8,970)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	211,836	(374,769)	(586,605)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.715%	—	(242,762)	(242,762)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 9.500%	—	(23,053)	(23,053)
CLP	800,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	38,234	38,234
CLP	339,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	4,983	4,983
CLP	693,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	10,831	10,831
CNH	40,450	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	14,985	23,721	8,736
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(306)	122,614	122,920
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	165,006	165,006
CNH	31,161	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.200%	—	(99,440)	(99,440)
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	17,460	17,460
CNH	1,715	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	1,950	2,536	586
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	8,124	8,124
CNH	36,296	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	8,276	8,276
CNH	13,184	09/20/28	2.513%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	9,571	9,571
CNH	14,814	12/20/28	2.328%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(598)	(10,658)	(10,060)
CNH	18,260	12/20/28	2.432%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(797)	(797)
CNH	430,168	12/20/28	2.461%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	62,288	62,288
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.287%	—	(40,197)	(40,197)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.020%	—	(92,553)	(92,553)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 4.187%	(28,660)	(96,960)	(68,300)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(1,435,890)	(1,435,890)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(1,268,505)	(1,268,505)
EUR	3,393	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 4.125%	1,172	(30,048)	(31,220)
EUR	2,179	03/20/29	3.094%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(4,032)	(21,646)	(17,614)
EUR	7,975	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(21,855)	283,251	305,106
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(49,311)	(49,311)
EUR	2,431	12/20/33	2.844%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(1,486)	(54,098)	(52,612)
EUR	1,067	03/20/34	3.125%(A)	6 Month EURIBOR(2)(S)/ 4.125%	211	(21,177)	(21,388)
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	77,841	77,841
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	182,859	182,859
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(190,245)	(190,245)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	433,102	433,102
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(451,243)	(451,243)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(555,690)	(555,690)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	162,634	162,634
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(170,453)	(170,453)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 4.125%	1,426	88,983	87,557
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	(874)	(90,981)	(90,107)
EUR	1,160	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 4.125%	3,639	114,891	111,252
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.187%	(93,660)	(159,252)	(65,592)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(64,763)	239,465	304,228
A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	$(79,241)	$773,867	$853,108
GBP	15,902	12/20/26	4.880%(A)	1 Day SONIA(2)(A)/ 5.187%	19,953	27,507	7,554
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	6,877	24,152	17,275
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	336,565	1,085,990	749,425
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	722,360	908,040	185,680
GBP	3,163	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 5.187%	(1,862)	157,188	159,050
GBP	4,173	12/20/28	4.344%(A)	1 Day SONIA(2)(A)/ 5.187%	92,184	43,009	(49,175)
GBP	2,895	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.187%	(379,449)	(580,595)	(201,146)
GBP	4,145	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.187%	(834,833)	(1,025,532)	(190,699)
GBP	3,543	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 5.187%	—	(1,008,574)	(1,008,574)
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(960,868)	3,348,553	4,309,421
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(13,825)	161,117	174,942
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.187%	(813,140)	(1,140,605)	(327,465)
GBP	999	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 5.187%	518	27,922	27,404
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.187%	1,030,864	1,331,541	300,677
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.187%	(1,083,636)	(1,526,885)	(443,249)
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	238,253	(795,399)	(1,033,652)
GBP	1,280	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	127,544	627,344	499,800
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	420,545	559,520	138,975
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	216,877	(3,106,624)	(3,323,501)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	385,636	513,078	127,442
HKD	70,298	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 5.272%	(14,553)	6,665	21,218
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 11.990%	—	(55,712)	(55,712)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.870%	—	(80,980)	(80,980)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(1,830)	(1,041)	789
JPY	1,100,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	18,203	18,203
JPY	1,390,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	22,251	(97,349)	(119,600)
JPY	387,174	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.062)%	(13,203)	(22,326)	(9,123)
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	6,964	(164,777)	(171,741)
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(20,957)	(20,957)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.062)%	59,416	62,784	3,368
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.062)%	13,248	(385,078)	(398,326)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.062)%	(198,795)	(267,921)	(69,126)
JPY	260,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	(132,662)	(140,128)	(7,466)
JPY	120,560	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.062)%	(1,470)	(30,068)	(28,598)
JPY	350,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ (0.062)%	(195,699)	(312,799)	(117,100)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.062)%	(112,151)	(123,438)	(11,287)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.062)%	20,603	(663,564)	(684,167)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(64,620)	(64,620)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.062)%	41,238	(493,851)	(535,089)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(42,823)	(74,436)	(31,613)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	46,637	(640,429)	(687,066)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(63,244)	(63,244)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.062)%	—	31,074	31,074
KRW	1,837,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(10,015)	(10,015)
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(842)	(842)
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(5,933)	(5,933)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(613,169)	(613,169)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(12,532)	(31,719)	(19,187)
MXN	42,087	09/17/25	9.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(63,176)	(63,176)
MXN	19,448	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(61,688)	(61,688)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(23,907)	(23,907)
MXN	10,818	09/07/33	8.046%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.503%	—	57,378	57,378
A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	40,684	03/18/29	3.938%(A)	6 Month NIBOR(1)(S)/ 5.030%	$1,216	$10,201	$8,985
NOK	43,877	03/20/29	4.250%(A)	6 Month NIBOR(1)(S)/ 5.030%	18,594	9,286	(9,308)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 5.030%	—	(37,557)	(37,557)
NOK	12,779	03/20/34	4.031%(A)	6 Month NIBOR(1)(S)/ 5.030%	3,734	10,991	7,257
NZD	5,332	12/17/28	4.469%(S)	3 Month BBR(1)(Q)/ 5.740%	(551)	28,739	29,290
NZD	3,192	12/20/28	4.844%(S)	3 Month BBR(2)(Q)/ 5.740%	(21,775)	(28,123)	(6,348)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(103,147)	(103,147)
NZD	4,165	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.740%	(6,170)	(44,207)	(38,037)
NZD	1,659	12/20/33	5.063%(S)	3 Month BBR(2)(Q)/ 5.740%	2,327	(8,132)	(10,459)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.630%	—	(29,650)	(29,650)
SEK	32,849	12/17/28	3.219%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(471)	(1,753)	(1,282)
SEK	25,882	12/20/28	3.000%(A)	3 Month STIBOR(1)(Q)/ 4.062%	(13,836)	(56,064)	(42,228)
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 4.062%	—	(142,698)	(142,698)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.825%	(4,036)	(142,503)	(138,467)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.488%	—	(134,408)	(134,408)
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	25,765	25,765
	49,100	12/23/23	4.758%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(143,377)	(143,377)
	54,250	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(40,159)	(40,159)
	47,990	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(4,896)	(4,896)
	9,253	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.310%	17,870	(1,455)	(19,325)
	19,175	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(6,456)	(6,456)
	36,490	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(25,363)	(25,363)
	73,405	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(124,319)	(124,319)
	248,560	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(191,900)	(191,900)
	13,356	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(75,733)	(75,733)
	24,592	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(126,180)	(126,180)
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(61,570)	(61,570)
	71,142	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(170,807)	(170,807)
	34,257	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(62,922)	449,337	512,259
	128,165	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	550,152	550,152
	76,053	09/20/26	4.340%(A)	1 Day SOFR(2)(A)/ 5.310%	(511,336)	(667,757)	(156,421)
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	3,019	(22,426)	(25,445)
	6,390	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(8,781)	(8,781)
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	—	492,894	492,894
	4,670	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.310%	—	77,741	77,741
	3,480	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(2,034)	(2,034)
	4,112	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.310%	4,907	174,891	169,984
	979	03/20/34	3.875%(A)	1 Day SOFR(1)(A)/ 5.310%	(416)	24,884	25,300
	4,710	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(276,487)	(276,487)
					$(1,600,667)	$(9,198,520)	$(7,597,853)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$811	$—	$811	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(55,852)	(82)	(55,770)	HSBC
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(6,393)	(6)	(6,387)	GSI
					$(61,434)	$(88)	$(61,346)

A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(27,500)	$1,225,756	$—	$1,225,756
U.S. Treasury Bonds(T)	1 Day USOIS -10bps(T)/ 5.230%	JPM	11/29/23	8,505	(547,532)	—	(547,532)
					$678,224	$—	$678,224
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A70